UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 97.1%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 24.0%
FHLMC, 2.57%, 1/01/36	$6,401,945	$6,769,140
FHLMC, 2.594%, 9/01/35	10,697,504	11,248,457
FHLMC, 2.754%, 4/01/34	11,261,360	11,937,753
FHLMC, 2.759%, 12/01/35.	5,679,155	5,965,296
FHLMC, 1.851% - 2.764%, 2/01/18 - 1/01/37	11,442,763	12,068,676
FHLMC, 2.768% - 2.82%, 1/01/36 - 4/01/37	11,087,498	11,724,688
FHLMC, 2.831%, 3/01/37	5,930,453	6,279,560
FHLMC, 2.838%, 12/01/35.	6,444,957	6,821,753
FHLMC, 2.846%, 12/01/35.	6,022,619	6,390,505
FHLMC, 2.872%, 4/01/38	6,222,461	6,549,883
FHLMC, 2.847% - 2.896%, 4/01/34 - 4/01/40	10,378,747	10,986,594
FHLMC, 2.918%, 9/01/36	6,266,831	6,669,383
FHLMC, 2.933%, 7/01/35	14,303,577	15,200,876
FHLMC, 2.90% - 2.958%, 6/01/35 - 12/01/37	9,429,888	9,956,939
FHLMC, 2.975%, 11/01/35.	5,170,381	5,462,812
FHLMC, 2.96% - 2.978%, 2/01/36 - 10/01/38	11,527,157	12,162,989
FHLMC, 2.986% - 3.015%, 6/01/35 - 10/01/38	11,337,229	11,963,030
FHLMC, 3.024%, 9/01/37	36,128,351	38,407,056
FHLMC, 3.031%, 9/01/38	6,973,464	7,401,442
FHLMC, 3.052%, 11/01/37.	7,161,838	7,543,673
FHLMC, 3.027% - 3.054%, 8/01/37 - 5/01/40	8,482,434	8,984,764
FHLMC, 3.057% - 3.086%, 7/01/35 - 6/01/37	9,734,138	10,332,245
FHLMC, 3.092%, 10/01/41.	7,365,725	7,754,603
FHLMC, 3.107%, 6/01/37	13,307,920	14,112,255
FHLMC, 3.089% - 3.154%, 11/01/36 - 11/01/41	11,431,306	12,068,200
FHLMC, 3.228%, 11/01/40.	7,524,147	7,940,477
FHLMC, 3.159% - 3.275%, 8/01/34 - 12/01/37	9,768,458	10,348,966
FHLMC, 3.278%, 1/01/37	5,716,761	6,034,530
FHLMC, 3.42% - 4.095%, 8/01/34 - 11/01/36	8,233,221	8,755,490
		297,842,035
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 73.0%
FNMA, 1.348% - 1.955%, 2/01/17 - 11/01/44	11,957,052	12,368,247
FNMA, 1.96% - 2.347%, 2/01/17 - 3/01/43	11,841,373	12,231,292
FNMA, 2.35% - 2.45%, 10/01/17 - 2/01/43	11,430,826	11,923,592
FNMA, 2.451% - 2.534%, 5/01/17 - 5/01/38	11,743,920	12,244,071
FNMA, 2.535% - 2.575%, 11/01/17 - 4/01/38	11,901,213	12,398,195
FNMA, 2.592%, 3/01/35	5,173,271	5,448,205
FNMA, 2.575% - 2.622%, 2/01/18 - 11/01/37	11,273,980	11,846,876
FNMA, 2.622% - 2.642%, 1/01/19 - 9/01/38	9,185,466	9,632,147
FNMA, 2.642% - 2.663%, 5/01/22 - 2/01/39	11,761,654	12,288,571
FNMA, 2.664% - 2.672%, 1/01/32 - 7/01/35	11,553,090	12,177,436
FNMA, 2.673% - 2.708%, 10/01/18 - 7/01/37	11,551,193	12,144,081
FNMA, 2.708% - 2.734%, 3/01/18 - 1/01/38	10,604,018	11,147,362
FNMA, 2.735% - 2.75%, 6/01/17 - 5/01/38	11,337,330	11,875,883
FNMA, 2.751%, 1/01/38	8,459,620	8,899,383
FNMA, 2.75% - 2.762%, 1/01/18 - 9/01/39	11,331,377	11,934,080
FNMA, 2.765%, 12/01/34	10,104,687	10,635,087
FNMA, 2.763% - 2.771%, 6/01/19 - 7/01/38	10,982,904	11,576,829
FNMA, 2.771% - 2.779%, 11/01/18 - 8/01/37	8,748,000	9,146,079
FNMA, 2.781%, 10/01/35	5,492,750	5,808,826
FNMA, 2.779% - 2.783%, 5/01/27 - 4/01/38	11,543,833	12,151,167

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.788%, 5/01/39	$10,465,465	$11,030,481
FNMA, 2.791%, 5/01/36	28,078,511	29,783,536
FNMA, 2.783% - 2.796%, 10/01/18 - 9/01/38	11,270,210	11,858,329
FNMA, 2.798%, 3/01/38	6,887,508	7,296,889
FNMA, 2.797% - 2.803%, 4/01/32 - 6/01/36	11,365,914	11,912,748
FNMA, 2.81%, 2/01/36	12,436,525	13,052,122
FNMA, 2.803% - 2.819%, 1/01/18 - 9/01/39	11,420,308	11,993,616
FNMA, 2.819% - 2.838%, 12/01/18 - 7/01/40	11,300,748	11,892,812
FNMA, 2.839% - 2.855%, 3/01/19 - 3/01/38	11,507,551	12,112,911
FNMA, 2.871%, 3/01/35	11,566,630	12,227,354
FNMA, 2.855% - 2.872%, 10/01/18 - 1/01/38	11,213,744	11,818,942
FNMA, 2.873%, 1/01/36	6,047,460	6,268,177
FNMA, 2.872% - 2.881%, 8/01/19 - 7/01/38	9,339,933	9,827,023
FNMA, 2.881% - 2.887%, 5/01/33 - 7/01/38	9,971,313	10,507,946
FNMA, 2.887% - 2.90%, 2/01/24 - 1/01/40	10,886,999	11,467,199
FNMA, 2.905%, 8/01/37	5,147,426	5,440,948
FNMA, 2.90% - 2.92%, 4/01/18 - 7/01/42.	11,582,602	12,158,997
FNMA, 2.92% - 2.931%, 6/01/19 - 4/01/40	11,598,019	12,235,570
FNMA, 2.939%, 1/01/39	7,899,624	8,318,651
FNMA, 2.932% - 2.95%, 5/01/21 - 9/01/39	11,538,278	12,130,931
FNMA, 2.951%, 2/01/36	7,471,085	7,870,089
FNMA, 2.95% - 2.962%, 1/01/19 - 4/01/41	11,225,664	11,794,334
FNMA, 2.965%, 3/01/37	7,844,045	8,271,918
FNMA, 2.971%, 12/01/36	9,544,742	10,105,910
FNMA, 2.975%, 5/01/40	7,266,674	7,701,121
FNMA, 2.962% - 2.977%, 3/01/24 - 3/01/39	11,599,180	12,247,348
FNMA, 2.977% - 2.982%, 8/01/22 - 5/01/48	11,552,852	12,253,081
FNMA, 2.987%, 2/01/36	7,345,498	7,745,543
FNMA, 2.982% - 2.992%, 12/01/21 - 4/01/44	11,220,340	11,859,542
FNMA, 2.993% - 3.00%, 3/01/17 - 12/01/43	11,618,225	12,240,231
FNMA, 3.009%, 8/01/35	5,197,305	5,508,902
FNMA, 3.00% - 3.011%, 4/01/24 - 7/01/42	10,731,101	11,328,390
FNMA, 3.012% - 3.018%, 8/01/26 - 9/01/38	9,437,747	9,969,848
FNMA, 3.018%, 9/01/36	5,784,256	6,079,991
FNMA, 3.02%, 9/01/39	5,402,780	5,716,436
FNMA, 3.018% - 3.027%, 1/01/33 - 9/01/40	11,161,798	11,789,707
FNMA, 3.035%, 11/01/35	5,109,336	5,391,959
FNMA, 3.027% - 3.038%, 10/01/33 - 11/01/39	11,458,194	12,093,434
FNMA, 3.042%, 2/01/43	6,522,350	6,885,117
FNMA, 3.038% - 3.047%, 5/01/19 - 5/01/38	10,436,714	11,043,672
FNMA, 3.047% - 3.05%, 5/01/18 - 9/01/37	10,364,944	10,968,025
FNMA, 3.05% - 3.058%, 11/01/33 - 1/01/42	7,241,122	7,659,510
FNMA, 3.058%, 11/01/34	7,045,499	7,478,518
FNMA, 3.062%, 7/01/40	7,131,652	7,558,647
FNMA, 3.058% - 3.065%, 7/01/33 - 5/01/48	11,422,619	12,013,959
FNMA, 3.066% - 3.075%, 9/01/17 - 3/01/47	8,052,618	8,481,873
FNMA, 3.075% - 3.086%, 3/01/24 - 3/01/41	11,195,181	11,823,060
FNMA, 3.092%, 11/01/34	7,672,527	8,066,275
FNMA, 3.103%, 1/01/37	7,858,134	8,309,574
FNMA, 3.086% - 3.104%, 7/01/17 - 3/01/40	8,496,510	8,937,741
FNMA, 3.12%, 1/01/36	7,045,624	7,483,766
FNMA, 3.104% - 3.121%, 10/01/18 - 3/01/37	11,198,284	11,791,159

|2

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.124%, 6/01/35	$5,654,755	$5,959,935
FNMA, 3.121% - 3.13%, 6/01/17 - 6/01/38	11,446,541	12,084,365
FNMA, 3.131% - 3.142%, 9/01/30 - 8/01/36	10,742,814	11,282,438
FNMA, 3.144%, 3/01/41	9,247,851	9,785,996
FNMA, 3.143% - 3.16%, 12/01/23 - 10/01/38	11,566,442	12,217,890
FNMA, 3.164% - 3.176%, 11/01/29 - 10/01/40	11,707,038	12,381,917
FNMA, 3.177% - 3.218%, 11/01/17 - 12/01/39	10,972,156	11,547,932
FNMA, 3.218% - 3.285%, 12/01/22 - 11/01/41	11,618,217	12,235,103
FNMA, 3.296%, 4/01/34	28,214,184	30,018,749
FNMA, 3.285% - 3.425%, 10/01/18 - 1/01/42	10,845,231	11,413,658
FNMA, 3.44%, 1/01/36	6,943,784	7,310,608
FNMA, 3.428% - 3.592%, 7/01/17 - 1/01/41	11,317,590	11,936,479
FNMA, 3.592% - 7.67%, 9/01/17 - 11/01/46	7,779,203	8,110,419
		905,966,760
[a] Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 2.00% - 2.125%, 9/20/33 - 5/20/36	1,460,122	1,502,453
Total Mortgage-Backed Securities (Cost $1,198,525,197)		1,205,311,248

	Shares

Short Term Investments (Cost $24,452,521) 2.0%
Money Market Funds 2.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	24,452,521	24,452,521
Total Investments (Cost $1,222,977,718) 99.1%		1,229,763,769
Other Assets, less Liabilities 0.9%		10,717,657
Net Assets 100.0%		$1,240,481,426

See Abbreviations on page 85.

aThe coupon rate shown represents the rate at period end.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Balanced Fund
	Country	Shares	Value

Common Stocks 47.8%
Consumer Discretionary 4.6%
Ford Motor Co	United States	3,500,000	$43,260,000
General Motors Co	United States	1,000,000	36,610,000
Lowe’s Cos. Inc	United States	600,000	43,848,000
Nordstrom Inc	United States	250,000	11,055,000
Target Corp	United States	350,000	22,568,000
			157,341,000
Consumer Staples 6.4%
Anheuser-Busch InBev SA/NV, ADR	Belgium	300,000	31,278,000
The Coca-Cola Co	United States	1,200,000	49,884,000
Diageo PLC, ADR	United Kingdom	197,800	22,159,534
Kimberly-Clark Corp	United States	300,000	36,339,000
Philip Morris International Inc	United States	300,000	28,839,000
Reynolds American Inc	United States	200,000	12,026,000
Walgreens Boots Alliance Inc	United States	500,000	40,970,000
			221,495,534
Energy 4.0%
Anadarko Petroleum Corp	United States	200,000	13,906,000
Chevron Corp	United States	300,000	33,405,000
Occidental Petroleum Corp	United States	400,000	27,108,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	719,264	39,120,769
Total SA, B, ADR	France	500,000	25,280,000
			138,819,769
Financials 7.6%
Bank of America Corp	United States	1,496,715	33,885,627
The Charles Schwab Corp	United States	400,000	16,496,000
JPMorgan Chase & Co	United States	450,000	38,083,500
T. Rowe Price Group Inc	United States	400,000	26,976,000
The Toronto-Dominion Bank	Canada	750,000	38,827,500
U.S. Bancorp	United States	750,000	39,487,500
Wells Fargo & Co	United States	1,200,000	67,596,000
			261,352,127
Health Care 4.4%
[a] Amgen Inc	United States	175,000	27,419,000
AstraZeneca PLC, ADR	United Kingdom	985,000	26,821,550
Johnson & Johnson.	United States	300,000	33,975,000
Pfizer Inc	United States	1,250,000	39,662,500
Teva Pharmaceutical Industries Ltd., ADR	Israel	687,400	22,979,782
			150,857,832
Industrials 8.9%
General Dynamics Corp	United States	100,000	18,108,000
General Electric Co	United States	2,000,000	59,400,000
Honeywell International Inc	United States	225,000	26,622,000
Northrop Grumman Corp	United States	125,000	28,635,000
Raytheon Co	United States	360,000	51,897,600
Republic Services Inc	United States	700,000	40,166,000
Union Pacific Corp	United States	385,188	41,053,337
United Technologies Corp	United States	353,592	38,778,435
			304,660,372

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Information Technology 4.9%
Analog Devices Inc	United States	300,000	$22,482,000
Intel Corp	United States	500,000	18,410,000
Microsoft Corp	United States	1,000,000	64,650,000
QUALCOMM Inc	United States	500,000	26,715,000
Texas Instruments Inc	United States	465,000	35,126,100
			167,383,100
Materials 3.6%
BASF SE	Germany	400,000	38,478,452
The Dow Chemical Co	United States	800,000	47,704,000
The Mosaic Co	United States	1,250,000	39,212,500
			125,394,952
Real Estate 0.8%
Host Hotels & Resorts Inc	United States	1,500,000	27,105,000
Telecommunication Services 2.0%
Rogers Communications Inc., B	Canada	790,000	34,286,000
Verizon Communications Inc	United States	700,000	34,307,000
			68,593,000
Utilities 0.6%
Dominion Resources Inc	United States	270,480	20,632,214
Total Common Stocks (Cost $1,441,981,123)			1,643,634,900

Management Investment Companies 1.0%
Financials 1.0%
[b] Franklin Liberty Investment Grade Corporate ETF.	United States	750,000	18,114,267
iShares Core U.S. Aggregate Bond ETF	United States	160,000	17,326,400
Total Management Investment Companies
(Cost $35,181,725)			35,440,667

Equity-Linked Securities 7.3%
Energy 2.4%
[c] Credit Suisse New York into Schlumberger Ltd., 7.50%, 144A	United States	320,000	26,201,312
[c] Royal Bank of Canada into Anadarko Petroleum Corp., 7.50%, 144A	United States	475,000	29,507,618
[c] Wells Fargo Bank National Assn. into Halliburton Co., 8.00%, 144A	United States	550,000	27,968,215
			83,677,145
Industrials 1.2%
[c] Wells Fargo Bank National Assn. into The Boeing Co., 7.00%, 144A	United States	275,000	40,024,600
Information Technology 3.7%
[c] Citigroup Inc. into Cisco Systems Inc., 7.50%, 144A	United States	1,442,000	42,966,986
[c,d] Credit Suisse AG into Apple Inc., 6.50%, 144A	United States	190,000	23,072,650
[c] JPMorgan Chase & Co. into Oracle Corp., 6.00%, 144A	United States	865,000	34,797,306
[c] Royal Bank of Canada into Texas Instruments Inc., 6.00%, 144A	United States	400,000	27,570,560
			128,407,502
Total Equity-Linked Securities (Cost $229,163,600)			252,109,247

Convertible Preferred Stocks 4.2%
Energy 0.8%
Hess Corp., 8.00%, cvt. pfd	United States	400,000	25,796,000
Health Care 0.8%
Allergan PLC, 5.50%, cvt. pfd	United States	35,102	27,782,882

|5

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value

Convertible Preferred Stocks (continued)
Real Estate 1.0%
American Tower Corp., 5.50%, cvt. pfd	United States	350,000	$35,290,500
Utilities 1.6%
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	438,900	22,221,507
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	324,000	16,598,520
NextEra Energy Inc., 6.371%, cvt. pfd	United States	260,000	15,319,200
			54,139,227
Total Convertible Preferred Stocks (Cost $140,522,483)			143,008,609

Preferred Stocks 0.4%
Financials 0.4%
Morgan Stanley, 6.375%, pfd., I	United States	310,000	8,211,900
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,573,800
Total Preferred Stocks (Cost $12,250,000)			12,785,700

		Principal
		Amount*

Convertible Bonds (Cost $15,000,000) 0.5%
Energy 0.5%
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	$15,000,000	16,828,125
Corporate Bonds 31.4%
Consumer Discretionary 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	20,000,000	21,006,180
DISH DBS Corp.,
senior note, 5.875%, 7/15/22.	United States	12,000,000	12,504,000
senior note, 7.75%, 7/01/26	United States	10,000,000	11,196,900
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	15,000,000	14,882,490
Ford Motor Credit Co. LLC, senior note, 2.551%, 10/05/18	United States	5,000,000	5,030,945
NIKE Inc., senior bond, 2.375%, 11/01/26	United States	20,000,000	18,810,980
[c] Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	15,356,250
Tiffany & Co., senior bond, 4.90%, 10/01/44.	United States	7,000,000	6,502,762
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United States	7,000,000	7,272,125
Yum! Brands Inc., senior bond, 3.875%, 11/01/23	United States	17,950,000	17,568,563
			130,131,195
Consumer Staples 3.7%
Anheuser-Busch InBev Finance Inc., senior bond, 4.90%, 2/01/46	Belgium	15,000,000	16,125,240
CVS Health Corp., senior note, 3.875%, 7/20/25.	United States	10,000,000	10,267,740
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22.	United States	10,000,000	10,204,310
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	20,000,000	18,726,580
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,865,035
Reynolds American Inc.,
senior note, 2.30%, 8/21/17	United States	6,100,000	6,125,791
senior note, 4.45%, 6/12/25	United States	15,000,000	15,703,140
Tyson Foods Inc., senior bond, 3.95%, 8/15/24.	United States	12,100,000	12,318,550
Whole Foods Market Inc., senior note, 5.20%, 12/03/25.	United States	20,000,000	21,260,560
			126,596,946
Energy 2.9%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	7,215,000	8,207,661
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	15,000,000	15,048,525
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,364,491

|6

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	$18,800,000	$18,847,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	9,400,000	9,416,930
[c] Sabine Pass Liquefaction LLC, senior secured bond, 144A, 5.00%, 3/15/27	United States	8,200,000	8,620,250
Weatherford International Ltd.,
senior bond, 5.95%, 4/15/42	United States	4,000,000	3,148,760
senior note, 5.125%, 9/15/20.	United States	10,000,000	9,600,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	5,000,000	4,940,000
Williams Partners LP, senior note, 3.60%, 3/15/22	United States	15,000,000	15,255,300
			98,448,917
Financials 8.1%
[e] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	15,000,000	15,656,250
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	10,000,000	10,440,500
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	10,000,000	10,049,690
[f] Capital One NA, FRN, 1.722%, 9/13/19	United States	15,000,000	15,072,120
Citigroup Inc.,
[e] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,277,500
sub. bond, 4.125%, 7/25/28	United States	10,000,000	9,826,560
Compass Bank, sub. note, 3.875%, 4/10/25	United States	15,000,000	14,386,290
JPMorgan Chase & Co.,
[e] junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,325,000
[e] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	13,032,500
senior note, 2.295%, 8/15/21.	United States	15,000,000	14,746,965
[c] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,722,720
[c] Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	12,055,848
Morgan Stanley,
[e] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	10,900,000	11,199,750
senior note, 2.50%, 4/21/21	United States	15,000,000	14,824,080
senior sub. bond, 4.35%, 9/08/26.	United States	15,000,000	15,248,340
Navient Corp., senior note, 6.125%, 3/25/24.	United States	15,000,000	14,325,000
[c] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44.	Japan	15,000,000	15,548,175
[e] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN
thereafter, Perpetual	United States	12,000,000	11,910,000
Prudential Financial Inc.,
3.50%, 5/15/24	United States	10,000,000	10,197,500
junior sub. bond, 5.875%, 9/15/42	United States	5,000,000	5,343,750
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,216,160
sub. note, 5.125%, 5/28/24	United Kingdom	10,400,000	10,394,748
[e] Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,965,625
			277,765,071
Health Care 3.6%
Actavis Funding SCS, senior bond, 4.75%, 3/15/45	United States	12,000,000	11,880,180
[c] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	16,000,000	15,560,000
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	11,900,000	11,961,571
Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,315,520
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,504,280
CHS/Community Health Systems Inc., senior note, 8.00%, 11/15/19	United States	10,000,000	8,925,000
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,169,400
[c] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	15,000,000	12,637,500

|7

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
HCA Inc., senior secured note, first lien, 5.00%, 3/15/24	United States	$12,000,000	$12,525,000
[c] Tenet Healthcare Corp., senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	9,200,000	9,890,000
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	6,300,000	4,740,750
senior note, 144A, 5.875%, 5/15/23	United States	8,300,000	6,359,875
			125,469,076
Industrials 1.0%
[c] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	5,998,419	6,140,881
[e] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter, Perpetual	United States	9,876,000	10,251,288
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	15,000,000	15,225,990
United Rentals North America Inc., senior bond, 5.875%, 9/15/26.	United States	4,300,000	4,488,125
			36,106,284
Information Technology 1.8%
[c] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,700,000	2,848,940
senior note, 144A, 7.125%, 6/15/24	United States	2,700,000	2,957,723
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	18,000,000	18,805,968
[c] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	5,500,000	6,407,500
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	9,888,140
[c] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	20,000,000	22,075,000
			62,983,271
Materials 0.9%
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23 .	United States	5,000,000	5,131,250
[c] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22 .	Australia	12,500,000	14,578,125
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,492,500
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	4,120,268
			30,322,143
Real Estate 2.0%
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	21,790,532
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	10,097,330
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,788,364
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,379,950
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21.	United States	7,000,000	7,857,423
			67,913,599
Telecommunication Services 1.3%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	11,700,000	11,587,879
Sprint Corp., senior note, 7.625%, 2/15/25	United States	10,000,000	10,762,500
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	10,000,000	10,571,900
Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	11,000,000	13,615,305
			46,537,584
Utilities 2.3%
Alabama Power Co., senior note, 2.80%, 4/01/25	United States	7,000,000	6,795,481
[c] Calpine Corp., senior secured bond, 144A, 5.25%, 6/01/26	United States	15,000,000	15,187,500
[c,e] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	9,541,450
[c] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,327,365
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	9,100,000
Kinder Morgan Energy Partners LP, senior note, 4.30%, 5/01/24	United States	12,900,000	13,282,433

|8

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Utilities (continued)
PSEG Power LLC, senior note, 3.00%, 6/15/21.	United States	$20,000,000	$20,138,980
			79,373,209
Total Corporate Bonds (Cost $1,056,944,768)			1,081,647,295
Total Investments before Short Term Investments
(Cost $2,931,043,699)			3,185,454,543

Short Term Investments 8.2%
U.S. Government and Agency Securities (Cost $13,199,649) 0.4%
[g] U.S. Treasury Bill, 2/02/17	United States	13,200,000	13,199,842
Total Investments before Money Market Funds
(Cost $2,944,243,348)			3,198,654,385

		Shares
Money Market Funds (Cost $268,684,756) 7.8%
[b,h] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	268,684,756	268,684,756
Total Investments (Cost $3,212,928,104) 100.8%			3,467,339,141
Options Written (0.0)%†			(394,625)
Other Assets, less Liabilities (0.8)%			(26,042,914)
Net Assets 100.0%			$3,440,901,602

		Number of
		Contracts
Options Written (0.0)%†
Calls - Exchange-Traded
Health Care (0.0)%†
Amgen Inc., March Strike Price $165, Expires 3/17/17.		1,750	(339,500)
Puts - Exchange-Traded
Health Care (0.0)%†
Amgen Inc., March Strike Price $135, Expires 3/17/17.		875	(55,125)
Total Options Written (Premiums received $346,326)			$(394,625)

|9

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)

See Abbreviations on page 85.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bSee Note 8 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $473,571,067, representing 13.8% of net assets.
dSecurity purchased on a delayed delivery basis.
ePerpetual security with no stated maturity date.
fThe coupon rate shown represents the rate at period end.
gThe security was issued on a discount basis with no stated coupon rate.
hThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Convertible Securities Fund
	Country	Shares	Value

Common Stocks 2.8%
Consumer Discretionary 0.9%
Newell Brands Inc	United States	403,856	$19,114,505
Industrials 1.9%
Stanley Black & Decker Inc	United States	346,021	42,906,604
Total Common Stocks (Cost $55,014,305)			62,021,109

Convertible Preferred Stocks 24.0%
Consumer Staples 4.1%
Post Holdings Inc., 2.50%, cvt. pfd	United States	231,200	36,775,250
Post Holdings Inc., 5.25%, cvt. pfd	United States	95,200	13,823,516
Tyson Foods Inc., 4.75%, cvt. pfd	United States	600,000	40,896,000
			91,494,766
Energy 1.6%
McDermott International Inc., 6.25%, cvt. pfd	United States	960,000	25,008,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	236,000	10,440,640
			35,448,640
Financials 1.4%
Wintrust Financial Corp., 5.00%, cvt. pfd	United States	17,800	31,739,625
Health Care 2.8%
Allergan PLC, 5.50%, cvt. pfd	United States	45,500	36,012,795
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	42,500	26,205,500
			62,218,295
Industrials 4.4%
Arconic Inc., 5.375%, cvt. pfd	United States	750,000	27,502,500
Rexnord Corp., 5.75%, cvt. pfd	United States	855,000	45,383,400
Stericycle Inc., 5.25%, cvt. pfd	United States	380,000	24,821,600
			97,707,500
Information Technology 2.1%
[a] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	375,000	46,336,875
Telecommunication Services 3.4%
Frontier Communications Corp., 11.125%, cvt. pfd	United States	267,060	19,524,757
T-Mobile U.S. Inc., 5.50%, cvt. pfd	United States	550,000	56,188,000
			75,712,757
Utilities 4.2%
Black Hills Corp., 7.75%, cvt. pfd	United States	606,000	41,714,010
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	185,200	9,376,676
Exelon Corp., 6.50%, cvt. pfd	United States	500,000	24,785,000
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	370,000	18,955,100
			94,830,786
Total Convertible Preferred Stocks (Cost $494,365,865)			535,489,244

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds 67.3%
Consumer Discretionary 12.8%
Ctrip.com International Ltd.,
cvt., senior note, 1.25%, 10/15/18	China	$19,200,000	$23,321,664
[a] cvt., senior note, 144A, 1.25%, 9/15/22	China	20,000,000	19,800,000
[a] Dish Network Corp., cvt., senior bond, 144A, 3.375%, 8/15/26	United States	41,250,000	48,391,406
[a] GNC Holdings Inc., cvt., senior note, 144A, 1.50%, 8/15/20	United States	5,000,000	3,134,700
[a] Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46	United States	37,000,000	41,735,630
Liberty Media Corp.,
[a] cvt., senior bond, 144A, 2.25%, 9/30/46	United States	39,000,000	41,876,250
cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	23,028,500
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20.	United States	35,000,000	46,790,625
Shutterfly Inc., cvt., 0.25%, 5/15/18	United States	37,465,000	38,354,794
			286,433,569
Energy 0.2%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	15,200,000	3,952,000
Health Care 11.3%
BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20	United States	28,200,000	34,122,000
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	26,200,000	25,905,250
Depomed Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	18,360,000
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	14,418,000	9,524,891
Illumina Inc., cvt., senior note, 0.50%, 6/15/21	United States	33,000,000	34,113,750
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	45,000,000	36,478,125
Jazz Investments I Ltd., cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	35,328,125
[a] Novavax Inc., cvt., senior note, 144A, 3.75%, 2/01/23	United States	34,000,000	14,981,250
[a] Nuvasive Inc., cvt., senior note, 144A, 2.25%, 3/15/21	United States	12,000,000	15,855,000
Pacira Pharmaceuticals Inc., cvt., senior note, 3.25%, 2/01/19	United States	5,880,000	9,540,300
Spectranetics Corp., cvt., senior note, 2.625%, 6/01/34	United States	17,000,000	18,200,625
			252,409,316
Industrials 0.9%
The KEYW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	19,475,000
Information Technology 38.5%
[a] Blackhawk Network Holdings Inc., cvt., senior note, 144A, 1.50%, 1/15/22.	United States	42,700,000	43,073,625
Bottomline Technologies (de) Inc., cvt., senior note, 1.50%, 12/01/17	United States	21,400,000	22,296,125
Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19.	United States	22,000,000	23,086,250
[a] Inphi Corp., cvt., senior note, 144A, 0.75%, 9/01/21	United States	9,600,000	10,398,000
Integrated Device Technology Inc., cvt., senior note, 0.875%, 11/15/22	United States	4,700,000	5,017,250
Intel Corp.,
cvt., junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	14,255,040
[a] cvt., junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	25,958,750
cvt., junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,732,500
Mercadolibre Inc., cvt., 2.25%, 7/01/19	Argentina	5,000,000	7,827,300
Microchip Technology Inc., cvt., senior sub. bond, 1.625%, 2/15/25.	United States	40,000,000	54,375,000
Micron Technology Inc.,
cvt., senior bond, 2.125%, 2/15/33	United States	11,800,000	26,800,750
cvt., senior bond, G, 3.00%, 11/15/43.	United States	20,000,000	20,562,500
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	16,100,000	54,830,562
NXP Semiconductors NV, cvt., senior note, 1.00%, 12/01/19	Netherlands	35,000,000	39,834,375
Palo Alto Networks Inc., cvt., zero cpn., 7/01/19	United States	28,750,000	41,166,406
Proofpoint Inc.,
cvt., 0.75%, 6/15/20	United States	12,500,000	15,007,813
cvt., senior note, 1.25%, 12/15/18	United States	16,375,000	33,773,438
Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	35,392,500

|12

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Information Technology (continued)
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	$35,200,000	$44,572,000
ServiceNow Inc., cvt., zero cpn., 11/01/18	United States	35,500,000	47,281,562
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18.	United States	16,400,000	40,928,250
Twitter Inc., cvt., senior note, 1.00%, 9/15/21	United States	35,000,000	32,090,625
VeriSign Inc., cvt., junior sub. bond, 3.25%, 8/15/37	United States	11,000,000	25,795,000
Viavi Solutions Inc., cvt., senior bond, 0.625%, 8/15/33	United States	39,900,000	42,368,813
Workday Inc., cvt., senior note, 1.50%, 7/15/20.	United States	24,166,500	29,860,732
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	19,270,000	39,033,794
Yahoo! Inc., cvt., zero cpn., 12/01/18	United States	35,100,000	35,933,625
[a] Zillow Group Inc., cvt., senior note, 144A, 2.00%, 12/01/21	United States	43,500,000	43,421,743
			857,674,328
Materials 2.0%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	Canada	13,900,000	15,081,500
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	28,951,200
			44,032,700
Real Estate 1.6%
Forest City Enterprises Inc.,
cvt., senior note, 4.25%, 8/15/18	United States	17,110,000	19,451,931
cvt., senior note, A, 3.625%, 8/15/20	United States	15,250,000	16,622,500
			36,074,431
Total Convertible Bonds (Cost $1,303,531,445)			1,500,051,344

		Shares

Escrows and Litigation Trusts (Cost $22,362) 0.0%
[b,c] Motors Liquidation Co., Escrow Account	United States	376,200	—
Total Investments before Short Term Investments
(Cost $1,852,933,977)			2,097,561,697

Short Term Investments 5.6%
Money Market Funds (Cost $111,155,635) 5.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	111,155,635	111,155,635

		Principal
		Amount*

Repurchase Agreements (Cost $12,948,688) 0.6%
[f] Joint Repurchase Agreement, 0.522%, 2/01/17 (Maturity Value $12,948,876)
BNP Paribas Securities Corp. (Maturity Value $5,314,996)
Deutsche Bank Securities Inc. (Maturity Value $990,200)
HSBC Securities (USA) Inc. (Maturity Value $5,314,996)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,328,684)
Collateralized by U.S. Government Agency Securities, 0.75% - 2.375%, 3/08/17 -
1/05/22; and U.S. Treasury Notes, 0.75% - 3.50%, 12/15/17 - 9/30/20 (valued at
$13,211,292)	United States	$12,948,688	12,948,688
Total Investments (Cost $1,977,038,300) 99.7%.			2,221,666,020
Other Assets, less Liabilities 0.3%			6,218,702
Net Assets 100.0%			$2,227,884,722

|13

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)

See Abbreviations on page 85.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $354,963,229, representing 15.9% of net assets.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSee Note 8 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2017, all repurchase agreements had been entered into on that date.

|14

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Equity Income Fund
	Country	Shares	Value

Common Stocks 86.2%
Consumer Discretionary 6.2%
Ford Motor Co	United States	1,236,700	$15,285,612
L Brands Inc	United States	230,000	13,848,300
Lowe’s Cos. Inc	United States	440,000	32,155,200
Mattel Inc	United States	740,000	19,395,400
Newell Brands Inc	United States	515,000	24,374,950
Target Corp	United States	438,900	28,300,272
			133,359,734
Consumer Staples 8.0%
Anheuser-Busch InBev SA/NV, ADR	Belgium	244,100	25,449,866
CVS Health Corp	United States	406,000	31,996,860
Kimberly-Clark Corp	United States	129,000	15,625,770
The Kraft Heinz Co	United States	451,100	40,278,719
PepsiCo Inc	United States	505,500	52,460,790
Reynolds American Inc	United States	95,500	5,742,415
			171,554,420
Energy 8.9%
Anadarko Petroleum Corp	United States	193,200	13,433,196
BP PLC, ADR.	United Kingdom	355,000	12,772,900
Chevron Corp	United States	502,800	55,986,780
ConocoPhillips	United States	310,000	15,115,600
Exxon Mobil Corp	United States	367,234	30,807,260
Royal Dutch Shell PLC, A, ADR	United Kingdom	278,900	15,169,371
Schlumberger Ltd	United States	283,000	23,689,930
Suncor Energy Inc	Canada	775,000	24,056,000
			191,031,037
Financials 17.3%
Arthur J. Gallagher & Co	United States	669,300	36,028,419
Bank of America Corp	United States	610,600	13,823,984
BB&T Corp	United States	670,000	30,947,300
BlackRock Inc	United States	110,500	41,324,790
JPMorgan Chase & Co	United States	922,800	78,096,564
Morgan Stanley	United States	956,000	40,620,440
T. Rowe Price Group Inc	United States	118,500	7,991,640
U.S. Bancorp	United States	1,076,800	56,693,520
Wells Fargo & Co	United States	1,145,000	64,497,850
			370,024,507
Health Care 8.0%
AstraZeneca PLC, ADR	United Kingdom	650,000	17,699,500
Eli Lilly & Co	United States	525,400	40,471,562
Johnson & Johnson	United States	144,000	16,308,000
Medtronic PLC	United States	523,000	39,758,460
Pfizer Inc	United States	1,174,300	37,260,539
UnitedHealth Group Inc	United States	118,000	19,127,800
			170,625,861
Industrials 15.7%
Deere & Co	United States	186,500	19,964,825
General Electric Co	United States	1,770,500	52,583,850
Illinois Tool Works Inc	United States	302,700	38,503,440
Lockheed Martin Corp	United States	122,600	30,813,058
Norfolk Southern Corp	United States	149,500	17,560,270

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials (continued)
Raytheon Co	United States	293,500	$42,310,960
Republic Services Inc	United States	643,500	36,924,030
Stanley Black & Decker Inc	United States	258,380	32,039,120
United Parcel Service Inc., B	United States	266,600	29,094,058
United Technologies Corp	United States	329,700	36,158,199
			335,951,810
Information Technology 11.9%
Apple Inc	United States	370,500	44,960,175
Broadcom Ltd	Singapore	42,000	8,379,000
Cisco Systems Inc	United States	1,390,333	42,711,030
Intel Corp	United States	586,518	21,595,593
Microsoft Corp	United States	1,348,100	87,154,665
Oracle Corp	United States	323,000	12,955,530
Texas Instruments Inc	United States	493,000	37,241,220
			254,997,213
Materials 4.4%
BASF SE	Germany	286,500	27,560,191
The Dow Chemical Co	United States	525,400	31,329,602
International Paper Co	United States	637,600	36,088,160
			94,977,953
Real Estate 1.3%
Host Hotels & Resorts Inc	United States	1,483,000	26,797,810
Telecommunication Services 1.7%
Rogers Communications Inc., B	Canada	362,700	15,741,180
Verizon Communications Inc	United States	408,000	19,996,080
			35,737,260
Utilities 2.8%
Dominion Resources Inc	United States	421,100	32,121,508
Xcel Energy Inc	United States	673,500	27,829,020
			59,950,528
Total Common Stocks (Cost $1,392,183,158)			1,845,008,133

Equity-Linked Securities 7.6%
Consumer Discretionary 1.2%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 5.00%, 144A	United States	33,300	26,658,115
Energy 1.0%
[a] Merrill Lynch International & Co. CV into Schlumberger Ltd., 7.00%, 144A	United States	126,000	10,726,997
[a] UBS AG London into Anadarko Petroleum Corp., 9.00%, 144A	United States	150,000	10,394,460
			21,121,457
Financials 1.6%
[a] The Goldman Sachs Group Inc. into The Charles Schwab Corp., 7.00%, 144A	United States	1,000,000	34,388,000
Health Care 1.0%
[a] Merrill Lynch International & Co. CV into Gilead Sciences Inc., 7.25%, 144A	United States	284,000	21,023,015

|16

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology 2.8%
[a] Barclays Bank PLC into Broadcom Ltd., 9.00%, 144A	Singapore	160,000	$27,796,320
[a] UBS AG into Intel Corp., 7.00%, 144A	United States	845,000	31,635,279
			59,431,599
Total Equity-Linked Securities (Cost $154,316,208)			162,622,186
Convertible Preferred Stocks 3.1%
Health Care 1.5%
Allergan PLC, 5.50%, cvt. pfd	United States	41,700	33,005,133
Utilities 1.6%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	575,000	33,879,000
Total Convertible Preferred Stocks (Cost $71,505,025)			66,884,133
Total Investments before Short Term Investments
(Cost $1,618,004,391)			2,074,514,452

Short Term Investments (Cost $61,785,603) 2.9%
Money Market Funds 2.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	61,785,603	61,785,603
Total Investments (Cost $1,679,789,994) 99.8%			2,136,300,055
Other Assets, less Liabilities 0.2%			4,450,987
Net Assets 100.0%			$2,140,751,042

See Abbreviations on page 85.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $162,622,186, representing 7.6% of net assets.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|17

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Floating Rate Daily Access Fund
	Country	Shares/Units	Value

Common Stocks and Other Equity Interests
(Cost $13,170,468) 0.1%
Coal & Consumable Fuels 0.1%
[a,b] Warrior Met Coal LLC, A.	United States	6,893	$2,067,900

		Principal
		Amount*

[c] Senior Floating Rate Interests 82.9%
Aerospace & Defense 2.3%
[d] Avolon TLB Borrower I, Term Loan B-1, 5.00%, 7/20/20	United States	$14,200,000	14,153,566
Delos Finance S.A.R.L. (ILFC), New Loan, 3.248%, 10/06/23	Luxembourg	28,370,078	28,615,365
Digitalglobe Inc., Term Loan B, 3.528%, 1/15/24	United States	5,416,476	5,455,973
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	6,608,226	6,492,582
Term B Loans, 4.50%, 4/09/20	United States	21,573,662	21,456,798
Leidos (Abacus Innovations Corp.), B Term Loan, 3.528%, 8/16/23	United States	3,327,433	3,348,230
			79,522,514
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/16/21.	United States	2,287,774	2,290,634
Air Freight & Logistics 0.3%
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21	United States	10,923,643	11,026,052
Airlines 2.9%
[d] Air Canada, Term Loan, 3.755%, 10/06/23	Canada	27,994,126	28,351,051
American Airlines Inc.,
2015 Term Loans, 3.276%, 6/27/20	United States	4,285,738	4,313,415
Class B Term Loans, 3.276%, 4/28/23	United States	14,768,712	14,872,093
Class B Term Loans, 3.267%, 12/14/23.	United States	33,022,636	33,253,795
Flying Fortress Inc. (ILFC), New Loan, 3.248%, 10/30/22	United States	20,127,255	20,288,273
			101,078,627
Apparel Retail 2.2%
[d] Ascena Retail Group Inc., Tranche B Term Loan, 5.313%, 8/21/22	United States	77,948,452	71,347,231
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	5,047,336	4,988,449
			76,335,680
Auto Parts & Equipment 1.0%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%, 6/24/22.	United States	36,431,470	36,704,705
Broadcasting 2.5%
Gray Television Inc., Term Loan B, 3.959%, 6/13/21.	United States	26,898,307	27,074,841
[d] Marshall Broadcasting Group Inc., Term Loan A, 4.75%, 6/28/18	United States	553,440	553,440
[d] Mission Broadcasting Inc., Term B Loans, 5.75%, 1/17/24	United States	1,185,497	1,193,096
[d] Nexstar Broadcasting Group Inc., Term B Loans, 6.00%, 1/17/24	United States	12,866,732	13,011,482
[d] Nexstar Broadcasting Inc., Term Loan A, 4.75%, 1/17/22	United States	3,170,680	3,198,741
Radio One Inc., Term Loan B, 5.28%, 12/31/18	United States	40,385,000	40,788,850
Sinclair Television Group Inc., Term Loan B-2, 3.03%, 1/31/24	United States	2,950,822	2,964,086
[d] WXXA-TV LLC, Term Loan A, 4.75%, 1/17/22	United States	267,550	267,550
			89,052,086
Cable & Satellite 2.8%
Charter Communications Operating LLC (CCO Safari), Term A-1 Loan, 2.53%,
5/18/21	United States	29,682,137	29,682,137
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans, 3.767%, 10/11/24 .	United States	26,871,123	27,211,204
[d] Mediacom LLC/US, Tranche K Term Loan, 5.25%, 2/15/24	United States	2,624,000	2,640,400

Quarterly Statement of Investments | See Notes to Statements of Investments. | 18

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Cable & Satellite (continued)
UPC Financing Partnership, Facility AN, 3.767%, 8/30/24.	Netherlands	$12,649,087	$12,710,068
Virgin Media Bristol LLC, I Facility, 3.517%, 1/31/25	United States	24,326,188	24,508,635
			96,752,444
Casinos & Gaming 1.1%
Aristocrat Technologies Inc., Term B-1 Loans, 3.78%, 10/20/21.	United States	7,559,055	7,648,819
Boyd Gaming Corp., Term A Loan, 2.516%, 9/15/21	United States	5,001,883	5,001,883
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20.	United States	24,763,631	25,036,031
			37,686,733
Coal & Consumable Fuels 2.1%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/14/20	United States	27,888,232	25,308,571
Second Lien Initial Term Loan, 11.75%, 2/16/21.	United States	4,464,778	3,943,885
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20.	United States	37,929,429	37,882,017
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	7,960,167	7,144,250
			74,278,723
Commodity Chemicals 1.6%
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	57,240,292	57,383,393
Communications Equipment 1.1%
Ciena Corp.,
2016 Term Loans, 4.277% - 6.00%, 4/25/21	United States	6,565,231	6,581,644
Term Loan, 3.777% - 5.50%, 7/15/19	United States	13,626,427	13,660,493
CommScope Inc., Tranche 5 Term Loans, 3.278%, 12/29/22	United States	19,315,097	19,540,446
			39,782,583
Construction & Engineering 0.1%
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	3,861,041	3,928,610
Data Processing & Outsourced Services 1.9%
[d] Global Payments Inc., Delayed Draw Term Loan (A-2), 2.973%, 10/31/21	United States	35,327,697	35,416,016
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	30,579,437	30,598,550
			66,014,566
Diversified Chemicals 2.6%
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	44,248,535	44,262,075
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18	United States	24,102,227	24,171,521
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	21,977,215	22,416,760
			90,850,356
Diversified Metals & Mining 1.5%
[d] FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	53,290,367	53,667,823
Diversified Real Estate Activities 0.2%
Realogy Group LLC, Term Loan A, 2.766%, 10/23/20	United States	8,517,293	8,538,586
Electric Utilities 2.9%
[d] Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	6,078,398	6,118,923
Term B Loans, 6.375%, 8/13/19	Australia	91,481,022	92,090,926
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%, 6/28/23	United States	3,178,084	3,214,632
			101,424,481
Electronic Equipment & Instruments 0.1%
Zebra Technologies Corp., Second Amendment Refinancing Term Loan, 3.446%,
10/27/21	United States	1,906,431	1,925,325

|19

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Forest Products 2.6%
Appvion Inc., Term Loan, 7.75%, 6/28/19	United States	$21,981,648	$21,422,941
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19.	United States	30,377,150	31,022,664
Term Loan C, 8.00%, 5/01/19	United States	36,471,400	37,246,417
			89,692,022
General Merchandise Stores 0.3%
Dollar Tree Inc., Term A-1 Loans, 2.50%, 7/06/20	United States	10,351,742	10,351,742
Health Care Distributors 0.4%
Team Health Inc., New Tranche B Term Loan, 3.776%, 11/23/22	United States	14,949,391	14,975,089
Health Care Equipment 1.0%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	15,400,077	12,705,064
Term Loan, 5.00%, 6/07/19	United States	6,604,731	6,357,053
Mallinckrodt International Finance SA, Initial Term B Loan, 3.498%, 3/19/21.	Luxembourg	17,556,886	17,529,462
			36,591,579
Health Care Facilities 3.3%
[d] Community Health Systems Inc., 2018 Term F Loans, 4.028% - 4.185%,
12/31/18	United States	99,597,427	98,442,395
[d] HCA Inc., Tranche A-5 Term Loan, 4.25%, 6/10/20	United States	15,827,407	15,827,408
			114,269,803
Health Care Services 0.7%
DaVita Healthcare Partners Inc., Tranche A Term Loan, 2.526%, 6/24/19	United States	14,038,564	14,117,531
Envision Healthcare Corp. (Emergency Medical), Initial Term Loans, 4.00%,
12/01/23	United States	10,999,347	11,115,071
			25,232,602
Hotels, Resorts & Cruise Lines 0.2%
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.084%, 10/25/23	United States	8,000,000	8,091,872
Household Products 0.3%
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22	United States	9,052,217	9,167,886
Independent Power Producers & Energy Traders 3.4%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.02%, 5/03/20	United States	29,616,257	29,684,137
Calpine Corp., Term Loan (B5), 3.75%, 1/15/24.	United States	19,363,162	19,472,080
[d] Lightstone Holdco LLC,
Term Loan B, 6.50%, 1/30/24.	United States	9,678,261	9,812,847
Term Loan C, 6.50%, 1/30/24	United States	921,739	934,557
NRG Energy Inc., Term Loans, 3.02%, 6/30/23	United States	59,309,504	59,779,057
			119,682,678
Industrial Machinery 2.4%
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	3,196,453	3,260,382
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	47,610,306	48,294,704
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	40,762,100	32,100,154
			83,655,240
Integrated Telecommunication Services 3.1%
[d] Consolidated Communications Inc., Term Loan B-2, 5.75%, 10/05/23	United States	4,278,791	4,316,231
Global Tel*Link Corp.,
Second Lien Term Loan, 9.00%, 11/20/20	United States	5,033,937	4,914,381
Term Loan, 5.00%, 5/23/20	United States	7,432,600	7,420,210

|20

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Integrated Telecommunication Services (continued)
[d] Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Facility, 4.75%,
1/19/21	United States	$91,300,000	$91,927,687
			108,578,509
Internet Software & Services 1.3%
[d] BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	42,004,744	41,955,514
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 3.50%, 11/03/23	United States	5,327,421	5,391,100
			47,346,614
IT Consulting & Other Services 1.5%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19 .	United States	54,973,532	53,502,990
Leisure Facilities 2.0%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21.	United States	28,161,937	27,739,508
Fitness International LLC,
Term A Loan, 4.528%, 4/01/20	United States	2,061,250	2,056,956
Term B Loan, 6.00%, 7/01/20.	United States	38,089,036	38,571,091
			68,367,555
Marine 1.2%
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18.	Marshall Islands	41,154,391	41,051,505
Metal & Glass Containers 0.9%
Mauser U.S. Corp. LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	22,149,800	22,260,549
[d] Owens-Brockway Glass Container Inc., First Lien Term Loan, 3.75%, 4/22/20	United States	9,300,000	9,261,247
			31,521,796
Movies & Entertainment 2.0%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loan Commitments,
3.526%, 12/15/23.	United States	3,366,907	3,401,980
Cinemark USA Inc., Amended Term Loan Facility, 3.09%, 5/08/22	United States	1,227,096	1,242,689
[d] Lions Gate Entertainment Corp., Term A Loan, 3.266%, 12/08/21	United States	42,968,233	43,134,520
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23	United States	6,837,820	6,901,925
Regal Cinemas Corp., Term Loan, 3.278%, 4/01/22	United States	15,658,695	15,811,086
			70,492,200
Office Services & Supplies 0.2%
[d] Xerox Business Services LLC, Term Loan A, 5.00%, 12/07/21	United States	8,000,000	7,942,720
Oil & Gas Equipment & Services 0.3%
[d] McDermott Finance LLC, Term Loan, 8.484%, 4/16/19.	United States	11,529,976	11,710,132
Oil & Gas Exploration & Production 3.5%
[d] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	75,433,286	72,934,558
[e,f] Samson Investment Co., Second Lien Tranche I Term Loan, 6.75%, 9/25/18	United States	27,720,000	7,969,500
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	42,344,254	40,071,765
			120,975,823
Oil & Gas Storage & Transportation 1.3%
[d] Energy Transfer Equity LP, Term Loan, 5.50%, 2/21/24.	United States	5,771,354	5,742,786
International Seaways Inc., Initial Term Loan, 5.75%, 8/05/19	United States	13,314,207	13,114,493
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	21,276,970	20,904,623
Strike LLC, Term Loan B, 9.291%, 11/10/22	United States	4,600,000	4,611,500
			44,373,402

|21

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Packaged Foods & Meats 1.4%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 8.76%, 7/03/21	United States	$12,216,497	$9,284,537
Term Loans, 5.00%, 7/03/20	United States	3,155,645	2,912,070
JBS USA LLC,
[d] Incremental Term Loan, 3.75%, 9/18/20	United States	8,349,325	8,364,772
Initial Term Loan, 3.75%, 5/25/18	United States	7,654,383	7,683,087
Term Loan B, 5.25%, 10/30/22	United States	17,710,705	17,728,593
[d] Pinnacle Foods Finance LLC, New Term Facility, 5.00%, 2/03/24.	United States	2,315,233	2,313,774
			48,286,833
Personal Products 1.7%
[d] FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	61,056,185	59,733,280
Pharmaceuticals 5.5%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC,
2014 Term A Loans, 3.313%, 2/28/19	United States	11,879,720	11,909,420
2015 Incremental Term B Loans, 3.813%, 9/25/22	United States	37,435,041	37,424,634
[d] Grifols Worldwide Operations USA Inc., Term Loan B, 5.25%, 1/31/25	United States	30,227,009	30,398,396
Horizon Pharma Inc., Incremental Term B-1 Loan, 5.50%, 5/07/21	United States	1,065,484	1,077,471
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20	United States	9,275,718	9,300,836
Valeant Pharmaceuticals International Inc.,
[d] Series A-3 Tranche A Term Loan, 4.52%, 10/20/18.	United States	44,372,618	44,348,834
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19	United States	39,117,911	39,233,153
Series D-2 Tranche B Term Loan, 5.02%, 2/13/19	United States	18,979,210	19,030,055
			192,722,799
Restaurants 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum
Brands), Term B Loans, 3.518%, 6/16/23	United States	9,111,746	9,246,144
Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-2 Term Loans, 3.528%, 5/01/23	United States	3,323,969	3,362,750
Semiconductors 1.9%
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.517%, 5/07/21 .	United States	20,170,925	20,498,702
NXP BV/NXP Funding LLC, Tranche F Loan, 3.24%, 12/07/20	United States	18,523,731	18,635,652
ON Semiconductor Corp., 2016 Replacement Term Loans, 4.028%, 3/31/23	United States	25,527,448	25,823,490
			64,957,844
Specialized Consumer Services 1.1%
[d] Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3.50%, 3/15/22	United States	11,548,607	11,642,393
Sabre GLBL Inc., Incremental Term A Loan, 3.278%, 7/18/21	United States	27,256,804	27,290,875
			38,933,268
Specialty Chemicals 1.4%
Axalta Coating Systems U.S. Holdings Inc., Term B-1 Dollar Loans, 3.498%,
2/01/23	United States	11,056,361	11,199,496
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 8.00%, 1/17/20.	United States	24,864,314	24,895,394
Tranche B Term Loan, 4.25%, 7/19/19	United States	3,890,613	3,900,340
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan,
7.75%, 7/31/22	United States	7,800,000	7,737,600
			47,732,830

|22

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Specialty Stores 4.5%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19.	United States	$26,549,514	$22,965,329
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%,
3/26/20	United States	26,670,289	26,803,641
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19.	United States	45,942,912	42,698,194
[d] PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	64,154,834	63,678,677
			156,145,841
Technology Distributors 2.2%
Dell International LLC,
Term A-1 Loan, 2.78%, 12/31/18	United States	10,500,000	10,507,381
Term A-3 Loan, 2.78%, 12/31/18	United States	67,306,123	67,440,736
			77,948,117
Technology Hardware, Storage & Peripherals 0.2%
Western Digital Corp.,
Term A Loan, 2.776%, 4/29/21	United States	1,382,143	1,400,284
Term Loan B-1, 4.526%, 4/29/23	United States	6,852,638	6,942,579
			8,342,863
Tires & Rubber 0.2%
The Goodyear Tire & Rubber Co., Second Lien Loans, 3.77%, 4/30/19	United States	6,106,945	6,172,595
Trucking 1.2%
The Hertz Corp., Tranche B-1 Term Loan, 3.528%, 6/30/23	United States	30,727,363	30,835,400
[d] Pilot Travel Centers LLC, Term Loan B, 4.75%, 5/25/23	United States	12,000,000	12,000,000
			42,835,400
Total Senior Floating Rate Interests
(Cost $2,922,874,565)			2,902,238,244

Asset-Backed Securities 7.4%
Other Diversified Financial Services 7.4%
[g] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,559,824
[c,g] Atrium IX, 9A, C, 144A, FRN, 4.187%, 2/28/24	United States	2,500,000	2,503,500
[c,g] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 4.23%, 10/20/26	United States	5,200,000	5,202,912
[c,g] Bluemountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.304%, 11/20/28	United States	22,160,000	22,187,922
[c,g] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.314%, 4/15/29	United States	45,000,000	44,996,850
[c,g] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, A, 144A, FRN, 2.376%,5/15/25	United States	5,000,000	5,022,100
[h] 2014-2A, AR, 144A, FRN, 2.275%,5/15/25	United States	5,000,000	5,000,000
2014-4A, C, 144A, FRN, 4.173%,10/15/26	United States	6,500,000	6,511,050
[c,g] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.039%,1/30/25.	United States	3,850,000	3,860,472
2014-22A, A1R, 144A, FRN, 2.291%,11/07/26.	United States	5,000,000	5,010,975
2014-22A, BR, 144A, FRN, 3.831%,11/07/26	United States	7,400,000	7,379,021
[c,g] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.473%,7/15/26	United States	6,510,000	6,524,192
2014-1A, C, 144A, FRN, 4.023%,7/15/26	United States	5,630,000	5,667,271
[g] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	3,600,000	3,633,372
[g] Flatiron CLO Ltd., 2014-1A, A1, 144A, 2.403%, 7/17/26	United States	16,400,000	16,389,340
[g] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	3,500,000	3,541,965
[c,g] LCM XXI LP, 21A, A, 144A, FRN, 2.58%, 4/20/28	United States	30,320,000	30,526,479
[c,g] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 4.23%, 10/20/26.	United States	6,700,000	6,704,087
[c,g] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.568%, 7/25/29	United States	17,200,000	17,206,192
[c,g] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 2.414%, 7/18/28.	United States	3,140,000	3,159,248

|23

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[c,g] Octagon Investment Partners 24 Ltd., 2015-1A, A1, 144A, FRN, 2.361%, 5/21/27 .	United States	$3,300,000	$3,318,975
[c,g] Octagon Investment Partners XIX Ltd., 2014-1A, A, 144A, FRN, 2.543%, 4/15/26 .	United States	5,600,000	5,614,112
[c,g] Octagon Investment Partners XVII Ltd., 2013-1A, A1, 144A, FRN, 2.368%,
10/25/25	United States	2,820,000	2,827,882
[c,g] Venture XXIV CLO Ltd., 2016-24A, A1D, 144A, FRN, 2.24%, 10/20/28.	United States	34,000,000	34,128,180
[c,g] Voya CLO Ltd., 2015-1A, A1, 144A, FRN, 2.504%, 4/18/27.	United States	6,900,000	6,908,763
[c,g] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 4.123%, 10/17/26	United States	1,340,000	1,344,395
Total Asset-Backed Securities (Cost $258,243,957)			258,729,079
Total Investments before Short Term Investments
(Cost $3,194,288,990)			3,163,035,223

Short Term Investments 18.4%
U.S. Government and Agency Securities (Cost $66,435,735) 1.9%
[i] U.S. Treasury Bill, 6/22/17.	United States	$66,600,000	66,463,736

		Shares
Money Market Funds (Cost $577,656,238) 16.5%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.15%.	United States	577,656,238	577,656,238
Total Investments (Cost $3,838,380,963) 108.8%			3,807,155,197
Other Assets, less Liabilities (8.8)%			(308,087,551)
Net Assets 100.0%			$3,499,067,646

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a delayed delivery basis.
eDefaulted security or security for which income has been deemed uncollectible.
fAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $258,729,079, representing 7.4% of net assets.
hSecurity purchased on a when-issued basis.
iThe security was issued on a discount basis with no stated coupon rate.
jSee Note 8 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.

|24

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)

At January 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount	Date	(Receipts)	Appreciation	Depreciation	Value	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.26	5.00%	ICE	$8,600,000	6/20/21	$(615,614)	$–	$(49,527)	$(665,141)
See Abbreviations on page 85.

|25

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Low Duration Total Return Fund
		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests 0.1%
Energy 0.1%
[a] Energy XXI Gulf Coast Inc	United States	57,719		$1,630,562
[a,b] Halcon Resources Corp	United States	98,168		800,467
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,753		19,519
				2,450,548
Materials 0.0%†
[a] Verso Corp., A	United States	1,387		11,221
[a] Verso Corp., wts., 7/25/23	United States	146		—
				11,221
Total Common Stocks and Other Equity Interests
(Cost $5,621,815)				2,461,769

[c] Management Investment Companies 1.8%
Diversified Financials 1.8%
Franklin Lower Tier Floating Rate Fund	United States	1,893,663		19,959,210
Franklin Middle Tier Floating Rate Fund	United States	2,389,308		24,251,472
Total Management Investment Companies
(Cost $41,451,172)				44,210,682

		Principal
		Amount*

Corporate Bonds 39.1%
Automobiles & Components 1.2%
Delphi Automotive PLC, senior note, 3.15%, 11/19/20	United Kingdom	10,500,000		10,681,125
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	4,000,000		4,100,000
Ford Motor Credit Co. LLC,
senior note, 2.597%, 11/04/19	United States	4,000,000		4,004,244
senior note, 3.157%, 8/04/20	United States	11,300,000		11,390,603
				30,175,972
Banks 9.7%
[d] ANZ New Zealand International Ltd. of London, senior note, 144A,
2.85%, 8/06/20	New Zealand	7,500,000		7,589,659
[e] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%,
4/16/21	Italy	6,300,000	EUR	7,281,098
Banco Comercial Portugues SA, 4.75%, 6/22/17	Portugal	4,500,000	EUR	4,943,274
[e] Banco Popular Espanol SA, secured note, Reg S, 1.00%, 3/03/22	Spain	6,000,000	EUR	6,620,468
Bank of America Corp.,
senior note, 2.65%, 4/01/19	United States	9,300,000		9,404,671
[f] senior note, FRN, 2.063%, 1/15/19	United States	12,671,000		12,784,862
[e] Bankinter SA, senior note, Reg S, 1.75%, 6/10/19	Spain	2,400,000	EUR	2,690,944
Barclays PLC, senior note, 3.25%, 1/12/21	United Kingdom	7,000,000		7,021,840
BB&T Corp.,
senior note, 2.05%, 6/19/18	United States	1,000,000		1,005,827
[f] senior note, FRN, 1.546%, 2/01/19	United States	2,000,000		2,012,358
Citigroup Inc.,
senior note, 2.40%, 2/18/20	United States	11,300,000		11,305,706
[f] senior note, FRN, 1.878%, 6/07/19	United States	5,000,000		5,036,075
Depfa ACS Bank, secured bond, 2.125%, 10/13/17	Ireland	5,000,000	CHF	5,137,156
HSBC Holdings PLC, senior note, 3.40%, 3/08/21	United Kingdom	3,300,000		3,362,519

Quarterly Statement of Investments | See Notes to Statements of Investments. | 26

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
HSBC USA Inc., senior note, 2.00%, 8/07/18	United States	7,500,000		$7,516,522
Industrial and Commercial Bank of China Ltd./New York, 3.231%,
11/13/19	China	5,400,000		5,529,978
[d,f] ING Bank NV, senior note, 144A, FRN, 1.688%, 10/01/19	Netherlands	5,000,000		5,009,225
Intesa Sanpaolo SpA,
senior note, 3.875%, 1/16/18	Italy	5,900,000		5,981,302
senior note, 3.875%, 1/15/19	Italy	10,100,000		10,308,262
[e,f] senior note, Reg S, FRN, 0.00%, 5/18/17	Italy	2,150,000	EUR	2,320,896
JPMorgan Chase & Co.,
senior note, 1.85%, 3/22/19	United States	8,000,000		7,988,416
senior note, 2.20%, 10/22/19	United States	17,400,000		17,441,412
senior note, 2.40%, 6/07/21	United States	2,600,000		2,572,164
National Australia Bank of New York, senior note, 1.875%, 7/23/18	Australia	7,600,000		7,612,187
[d] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	Germany	6,500,000		6,527,950
PHH Corp., senior note, 7.375%, 9/01/19	United States	1,800,000		1,980,000
Regions Financial Corp., senior note, 2.00%, 5/15/18	United States	4,500,000		4,500,648
Royal Bank of Canada, secured note, 2.10%, 10/14/20.	Canada	6,300,000		6,277,339
[d] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	12,700,000		12,625,000
[e,f] UniCredit SpA, senior note, Reg S, FRN, 0.629%, 4/10/17	Italy	3,400,000	EUR	3,674,327
[e] Unione di Banche Italiane SpA, senior note, Reg S, 2.875%, 2/18/19	Italy	5,800,000	EUR	6,574,016
Wells Fargo & Co.,
senior note, 2.50%, 3/04/21	United States	2,600,000		2,575,240
[f] senior note, FRN, 1.921%, 7/22/20	United States	17,600,000		17,707,642
[d] Westpac Banking Corp.,
secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,594,367
senior secured note, 144A, 2.25%, 11/09/20.	Australia	6,300,000		6,295,999
[d] Woori Bank, sub. note, 144A, 4.75%, 4/30/24.	South Korea	5,300,000		5,427,756
				242,237,105
Capital Goods 0.8%
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	2,800,000		2,789,360
John Deere Capital Corp.,
senior note, 1.30%, 3/12/18	United States	1,700,000		1,697,357
senior note, 1.95%, 3/04/19	United States	3,750,000		3,766,631
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	4,200,000		4,213,583
United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		8,077,620
				20,544,551
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 3.80%, 5/15/18	United States	1,035,000		1,062,479
Consumer Durables & Apparel 0.4%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19.	United States	4,500,000		4,702,500
KB Home, senior note, 4.75%, 5/15/19	United States	4,000,000		4,105,000
				8,807,500
Consumer Services 0.4%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		10,092,520
Diversified Financials 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	2,700,000		2,805,300
American Express Credit Corp., senior note, 1.55%, 9/22/17	United States	4,600,000		4,602,792
[f] Bank of New York Mellon Corp., senior note, FRN, 1.776%, 8/17/20.	United States	6,400,000		6,513,383

|27

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	11,900,000	$11,959,131
[f] Credit Suisse New York, senior note, FRN, 1.427%, 5/26/17	Switzerland	5,400,000	5,406,180
[f] Deutsche Bank AG, senior note, FRN, 2.221%, 8/20/20	Germany	7,500,000	7,464,525
[f] The Goldman Sachs Group Inc., senior note, FRN, 2.163%, 9/15/20	United States	20,000,000	20,213,400
[d] Hutchison Whampoa International 14 Ltd., 144A, 1.625%, 10/31/17	Hong Kong	4,700,000	4,695,018
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	8,000,000	8,066,986
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	400,000	427,186
[f] Morgan Stanley, senior note, FRN, 2.177%, 1/27/20	United States	22,400,000	22,713,063
Navient Corp., senior note, 5.50%, 1/15/19	United States	3,400,000	3,485,340
[d,g] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22	Ireland	3,100,000	3,181,375
[d] Pricoa Global Funding I, secured note, 144A, 2.55%, 11/24/20	United States	5,600,000	5,616,615
[d] Protective Life Global Funding, senior secured note, 144A, 1.722%,
4/15/19	United States	4,300,000	4,266,606
[d,f] Seven and Seven Ltd., senior note, 144A, FRN, 2.235%, 9/11/19	South Korea	1,200,000	1,198,233
			112,615,133
Energy 2.9%
[d] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	1,656,000	1,477,980
CNOOC Nexen Finance 2014 ULC, senior note, 1.625%, 4/30/17	China	6,800,000	6,800,116
[d] CNPC General Capital Ltd.,
senior note, 144A, 1.95%, 4/16/18.	China	1,500,000	1,496,430
[f] senior note, 144A, FRN, 1.802%, 5/14/17.	China	7,500,000	7,503,262
Enable Midstream Partners LP, senior note, 2.40%, 5/15/19	United States	3,700,000	3,664,325
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	2,600,000	2,719,688
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19.	United States	800,000	803,742
Ensco PLC, senior note, 4.70%, 3/15/21	United States	2,000,000	1,987,500
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	7,500,000	7,589,595
[d] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	2,500,000	2,597,477
Kinder Morgan Inc., senior note, 3.05%, 12/01/19.	United States	500,000	508,858
[d,h] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/20	United States	225,000	232,875
[d] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000	1,309,243
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	5,000,000	5,437,500
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000	1,947,500
[d] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
2.50%, 4/28/20	China	7,400,000	7,364,850
[f] Statoil ASA, senior note, FRN, 1.343%, 11/08/18	Norway	6,900,000	6,915,007
Transocean Inc., senior bond, 7.375%, 4/15/18	United States	7,000,000	7,227,500
Weatherford International Ltd., senior note, 7.75%, 6/15/21	United States	3,600,000	3,730,500
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	1,700,000	1,778,571
			73,092,519
Food & Staples Retailing 0.5%
The Kroger Co., senior note, 2.60%, 2/01/21	United States	7,500,000	7,486,665
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	5,900,000	5,913,139
			13,399,804
Food, Beverage & Tobacco 1.9%
Anheuser-Busch InBev Finance Inc., senior note, 2.65%, 2/01/21	Belgium	6,500,000	6,536,562
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18	Mexico	5,500,000	5,509,243
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	6,600,000	6,713,850
[d] Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20.	United Kingdom	6,000,000	6,057,621

|28

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[d] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	2,500,000	$2,593,750
Kraft Heinz Foods Co.,
senior note, 2.25%, 6/05/17	United States	7,000,000	7,025,109
senior note, 2.00%, 7/02/18	United States	6,400,000	6,412,794
[f] Mondelez International Inc., senior note, FRN, 1.406%, 2/01/19.	United States	500,000	500,121
Reynolds American Inc., senior note, 2.30%, 6/12/18	United States	6,200,000	6,239,364
			47,588,414
Health Care Equipment & Services 1.8%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000	1,000,357
Becton, Dickinson and Co., senior note, 2.675%, 12/15/19	United States	5,140,000	5,223,674
CHS/Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	2,000,000	1,655,000
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000	1,627,104
HCA Inc., senior secured note, first lien, 4.25%, 10/15/19	United States	4,000,000	4,150,000
Stryker Corp., senior note, 2.00%, 3/08/19.	United States	10,100,000	10,123,321
Tenet Healthcare Corp.,
senior note, 5.00%, 3/01/19	United States	10,600,000	10,480,750
senior note, 5.50%, 3/01/19	United States	3,000,000	2,998,110
Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000	7,546,005
			44,804,321
Household & Personal Products 0.6%
Avon Products Inc., senior note, 6.60%, 3/15/20	United States	10,000,000	10,274,500
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000	2,192,062
The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	3,200,000	3,141,303
			15,607,865
Insurance 2.0%
[d] Jackson National Life Global Funding, secured note, 144A, 2.25%,
4/29/21	United States	7,600,000	7,503,358
[d] Metropolitan Life Global Funding I,
secured note, 144A, 1.30%, 4/10/17	United States	10,000,000	10,005,080
senior secured bond, 144A, 3.875%, 4/11/22	United States	5,900,000	6,225,007
[d] New York Life Global Funding,
secured note, 144A, 2.10%, 1/02/19	United States	10,000,000	10,065,000
secured note, 144A, 2.15%, 6/18/19	United States	6,400,000	6,437,850
[f] Prudential Financial Inc., senior note, FRN, 1.686%, 8/15/18	United States	5,700,000	5,723,855
[d] TIAA Asset Management Finance LLC, senior note, 144A, 2.95%,
11/01/19	United States	4,200,000	4,275,957
			50,236,107
Materials 0.6%
[d] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A,
6.50%, 5/15/21	Australia	3,500,000	3,710,000
Owens-Illinois Inc., senior bond, 7.80%, 5/15/18	United States	7,400,000	7,881,000
Reynolds Group Holdings Inc., senior bond, 8.125%, 6/15/17	United States	2,100,000	2,142,000
			13,733,000
Media 1.3%
CBS Corp., senior note, 2.30%, 8/15/19	United States	11,437,000	11,482,737
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,500,000	3,762,500
senior note, 8.625%, 2/15/19	United States	3,000,000	3,337,500

|29

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media (continued)
[d] NBCUniversal Enterprise Inc., senior note, 144A, 1.974%, 4/15/19	United States	10,000,000		$10,021,350
Time Warner Inc., senior note, 2.10%, 6/01/19	United States	4,500,000		4,512,294
				33,116,381
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AbbVie Inc., senior note, 1.80%, 5/14/18	United States	8,600,000		8,614,714
Actavis Funding SCS, senior note, 2.35%, 3/12/18	United States	6,200,000		6,240,387
Amgen Inc.,
senior note, 2.125%, 5/15/17	United States	2,500,000		2,506,735
[f] senior note, FRN, 1.516%, 5/22/19	United States	6,200,000		6,252,520
Baxalta Inc., senior note, 2.00%, 6/22/18.	United States	10,200,000		10,216,565
Biogen Inc., senior note, 2.90%, 9/15/20	United States	7,500,000		7,627,050
Celgene Corp., senior note, 2.30%, 8/15/18	United States	3,000,000		3,021,435
[d] Valeant Pharmaceuticals International Inc., senior note, 144A, 5.375%,
3/15/20	United States	3,800,000		3,282,250
				47,761,656
Real Estate 0.3%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	3,600,000		3,690,486
Prologis LP, senior note, 2.75%, 2/15/19	United States	2,500,000		2,541,740
				6,232,226
Retailing 0.7%
Dollar General Corp., senior note, 1.875%, 4/15/18	United States	8,200,000		8,214,293
[d,h] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,500,000	EUR	190,244
[d] Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,003,135
Toys R Us Inc., senior bond, 7.375%, 10/15/18	United States	8,250,000		7,837,500
				17,245,172
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,252,437
Software & Services 1.4%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	11,900,000		11,967,770
Fiserv Inc., senior note, 2.70%, 6/01/20	United States	11,300,000		11,419,780
Oracle Corp., senior note, 2.375%, 1/15/19	United States	12,000,000		12,181,920
				35,569,470
Technology Hardware & Equipment 1.5%
[f] Apple Inc., FRN, 1.131%, 5/03/18	United States	7,300,000		7,321,579
[d] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured
note, first lien, 144A, 3.48%, 6/01/19	United States	6,400,000		6,532,819
[f] Hewlett Packard Enterprise Co., senior note, FRN, 2.929%, 10/05/18	United States	8,100,000		8,270,205
Juniper Networks Inc.,
senior note, 3.125%, 2/26/19	United States	7,500,000		7,648,125
senior note, 3.30%, 6/15/20	United States	500,000		510,912
[d] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	6,500,000		6,711,250
				36,994,890
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.45%, 6/30/20	United States	7,400,000		7,349,991
CenturyLink Inc., senior note, 5.625%, 4/01/20	United States	3,800,000		4,023,250
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	2,500,000		1,975,000
[d] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18	United States	1,000,000		1,097,500
[d] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%,
3/20/23	United States	2,500,000		2,505,306

|30

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services (continued)
Telefonica Emisiones S.A.U., senior note, 3.192%, 4/27/18	Spain	2,300,000		$2,333,683
T-Mobile USA Inc., senior note, 6.633%, 4/28/21	United States	1,800,000		1,881,000
Verizon Communications Inc.,
senior note, 2.625%, 2/21/20	United States	8,824,000		8,942,833
[f] senior note, FRN, 2.709%, 9/14/18	United States	4,800,000		4,909,546
				35,018,109
Transportation 0.5%
FedEx Corp., senior note, 0.50%, 4/09/20	United States	7,100,000	EUR	7,725,587
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	3,275,000		3,376,885
				11,102,472
Utilities 2.5%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	9,500,000		9,623,586
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000		5,122,909
[d] Engie SA, senior note, 144A, 1.625%, 10/10/17	France	1,000,000		1,000,560
Kinder Morgan Energy Partners LP, senior note, 5.95%, 2/15/18	United States	3,400,000		3,542,297
[d] Korea Western Power Co. Ltd., senior note, 144A, 3.125%, 5/10/17	South Korea	5,200,000		5,217,316
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000		7,753,507
Sempra Energy, senior note, 2.85%, 11/15/20	United States	9,600,000		9,753,619
The Southern Co.,
senior note, 2.45%, 9/01/18	United States	7,000,000		7,064,302
senior note, 2.35%, 7/01/21	United States	6,500,000		6,405,341
[d] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%,
5/22/18	China	2,000,000		1,992,760
[d] State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%,
5/07/19	China	2,200,000		2,229,898
[e] Veolia Environnement SA, senior bond, Reg S, 4.625%, 3/30/27	France	1,000,000	EUR	1,416,518
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000		897,386
				62,019,999
Total Corporate Bonds (Cost $973,825,361)				974,310,102

[f] Senior Floating Rate Interests 2.7%
Automobiles & Components 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%,
6/24/22	United States	1,601,148		1,613,157
Capital Goods 0.0%†
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	135,558		138,269
Leidos (Abacus Innovations Corp.), B Term Loan, 3.528%, 8/16/23	United States	212,319		213,646
				351,915
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Tranche B-3 Term Loans, 4.50%, 3/09/23	United States	906,557		919,017
Consumer Services 0.2%
Aristocrat Technologies Inc., Term B-1 Loans, 3.78%, 10/20/21	United States	165,519		167,485
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	3,244,978		3,286,046
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1
Loans, 4.25%, 5/02/22.	United States	870,078		881,158
				4,334,689

|31

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Diversified Financials 0.1%
First Eagle Investment Management, Initial Term Loans, 4.998%,
12/01/22	United States	892,496	$900,305
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.75%, 6/01/23	United States	603,739	614,682
			1,514,987
Energy 0.4%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.75%,
8/14/20	United States	2,116,699	1,920,905
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	4,636,382	4,482,802
International Seaways Inc., Initial Term Loan, 5.75%, 8/05/19	United States	1,782,588	1,755,848
McDermott Finance LLC, Term Loan, 8.484%, 4/16/19	United States	138,663	140,830
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,038,624	1,020,448
			9,320,833
Health Care Equipment & Services 0.1%
Carestream Health Inc., Term Loan, 5.00%, 6/07/19	United States	640,588	616,566
Community Health Systems Inc., 2018 Term F Loans, 4.028% - 4.185%,
12/31/18	United States	1,825,309	1,804,141
			2,420,707
Household & Personal Products 0.0%†
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22	United States	34,359	34,798
Materials 0.3%
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	3,539,844	3,540,928
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	561,881	563,285
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	1,904,191	1,917,678
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19.	United States	828,761	845,337
			6,867,228
Media 0.4%
Altice US Finance I Corp., 2016 Refinancing Term Loans, 3.778%,
1/15/25	United States	116,386	117,914
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loan Commitments, 3.526%, 12/15/23.	United States	45,186	45,657
Initial Term Loans, 3.516%, 12/15/22	United States	70,512	71,272
Charter Communications Operating LLC (CCO Safari), Term A-1 Loan,
2.53%, 5/18/21	United States	1,289,750	1,289,750
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans, 3.767%,
10/11/24	United States	1,246,599	1,262,376
Lions Gate Entertainment Corp., Term A Loan, 3.266%, 12/08/21	United States	314,357	315,574
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23	United States	45,073	45,495
Radio One Inc., Term Loan B, 5.28%, 12/31/18	United States	6,825,393	6,893,647
UPC Financing Partnership, Facility AN, 3.767%, 8/30/24	Netherlands	286,448	287,828
			10,329,513
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 3.813%, 9/25/22	United States	3,298,599	3,297,682
[i] Grifols Worldwide Operations USA Inc., Term Loan B, 5.25%, 1/31/25	United States	1,676,927	1,686,435
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20	United States	349,243	350,189

|32

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Valeant Pharmaceuticals International Inc.,
[i] Series A-3 Tranche A Term Loan, 4.52%, 10/20/18	United States	2,485,867	$2,484,534
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19	United States	708,748	710,836
Series D-2 Tranche B Term Loan, 5.02%, 2/13/19	United States	1,222,181	1,225,455
			9,755,131
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 5.313%, 8/21/22	United States	3,261,781	2,985,550
Dollar Tree Inc., Term A-1 Loans, 2.50%, 7/06/20	United States	513,576	513,576
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	702,224	697,013
			4,196,139
Semiconductors & Semiconductor Equipment 0.2%
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.517%,
5/07/21	United States	845,770	859,513
MKS Instruments Inc., Tranche B-2 Term Loans, 3.528%, 5/01/23	United States	202,178	204,537
ON Semiconductor Corp., 2016 Replacement Term Loans, 4.028%,
3/31/23	United States	2,906,979	2,940,691
			4,004,741
Software & Services 0.2%
Global Payments Inc., Delayed Draw Term Loan (A-2), 2.973%,
10/31/21	United States	646,733	648,350
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	4,227,078	4,229,720
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 3.50%,
11/03/23	United States	225,930	228,631
			5,106,701
Technology Hardware & Equipment 0.1%
Ciena Corp., Term Loan, 3.777% - 5.50%, 7/15/19	United States	234,231	234,817
Dell International LLC, Term A-3 Loan, 2.78%, 12/31/18	United States	923,168	925,015
Western Digital Corp., Term Loan B-1, 4.526%, 4/29/23	United States	638,487	646,867
Zebra Technologies Corp., Second Amendment Refinancing Term Loan,
3.446%, 10/27/21	United States	434,140	438,442
			2,245,141
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.00%, 10/05/23 .	United States	226,711	228,695
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	267,303	266,857
			495,552
Transportation 0.0%†
Air Canada, Term Loan, 3.755%, 10/06/23	Canada	46,798	47,394
Navios Maritime Midstream Partners LP and Navios Maritime Midstream
Partners Finance (US) Inc., Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	1,218,900	1,215,091
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	63,867	63,707
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21.	United States	88,294	89,122
			1,415,314
Utilities 0.0%†
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%, 6/28/23	United States	161,995	163,858
NRG Energy Inc., Term Loans, 3.02%, 6/30/23	United States	1,144,250	1,153,309
			1,317,167
Total Senior Floating Rate Interests
(Cost $65,599,669)			66,242,730

|33

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 2.0%
[d] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	8,000,000			$8,100,240
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	11,200,000			11,200,896
Government of Hungary,
A, 6.75%, 11/24/17	Hungary	3,910,000		HUF	14,337
A, 5.50%, 12/20/18	Hungary	428,710,000		HUF	1,636,353
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	4,000,000		MYR	913,611
senior note, 4.012%, 9/15/17	Malaysia	29,800,000		MYR	6,771,015
senior note, 3.26%, 3/01/18	Malaysia	2,400,000		MYR	542,862
senior note, 3.58%, 9/28/18	Malaysia	5,200,000		MYR	1,180,827
Government of Mexico,
7.75%, 12/14/17	Mexico	930,000	[j]	MXN	4,509,543
M, 4.75%, 6/14/18	Mexico	720,000	[j]	MXN	3,366,553
senior note, 8.50%, 12/13/18	Mexico	1,060,000	[j]	MXN	5,235,737
[d] Government of Serbia, senior note, 144A, 5.25%, 11/21/17.	Serbia	1,800,000			1,842,975
Korea Monetary Stabilization Bond, senior note, 1.96%, 2/02/17	South Korea	2,800,000,000		KRW	2,431,568
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	2,350	[k]	BRL	732,755
[l] Index Linked, 6.00%, 5/15/17	Brazil	150	[k]	BRL	141,237
[l] Index Linked, 6.00%, 8/15/18	Brazil	1,810	[k]	BRL	1,709,566
Total Foreign Government and Agency Securities
(Cost $54,827,954)					50,330,075

U.S. Government and Agency Securities 18.5%
[m] U.S. Treasury Bond, Index Linked, 0.125%, 7/15/22	United States	14,274,318			14,479,982
U.S. Treasury Note,
1.50%, 12/31/18	United States	50,000,000			50,288,100
1.375%, 2/28/19	United States	40,000,000			40,112,480
1.50%, 2/28/19	United States	76,000,000			76,390,412
1.625%, 3/31/19	United States	80,000,000			80,598,400
3.125%, 5/15/19	United States	42,000,000			43,706,250
3.375%, 11/15/19	United States	25,000,000			26,337,900
[m] Index Linked, 1.875%, 7/15/19	United States	24,010,110			25,706,113
[m] Index Linked, 1.375%, 1/15/20	United States	24,399,246			25,836,849
[m] Index Linked, 0.125%, 1/15/22	United States	38,390,680			38,897,168
[m] Index Linked, 0.125%, 1/15/23	United States	27,187,584			27,288,124
[m] Index Linked, 0.125%, 7/15/24	United States	10,165,056			10,113,448
Total U.S. Government and Agency Securities
(Cost $460,725,317)					459,755,226

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 28.7%
Automobiles & Components 0.0%†
[f] Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 1.011%, 12/25/31	United States	1,470			1,110
2002-3, 1A1, FRN, 1.511%, 5/25/32	United States	1,639			1,577
					2,687
Banks 1.6%
Banc of America Commercial Mortgage Trust,
[f] 2006-1, D, FRN, 5.618%, 9/10/45	United States	1,776,000			1,773,639
2006-4, AJ, 5.695%, 7/10/46	United States	2,274,493			2,270,374

|34

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
Bear Stearns Commercial Mortgage Securities Trust,
[f] 2005-T20, E, FRN, 5.118%, 10/12/42	United States	2,000,000	$1,954,181
2006-PW13, AJ, 5.611%, 9/11/41	United States	530,247	529,796
[f] 2007-PW16, A4, FRN, 5.699%, 6/11/40	United States	942,018	942,656
[f] 2007-PW16, AM, FRN, 5.699%, 6/11/40	United States	2,100,000	2,119,944
[f] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.282%, 7/15/44	United States	3,495,000	3,490,383
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	999,550	938,275
[f] 2007-C6, AM, FRN, 5.724%, 12/10/49	United States	5,200,000	5,263,573
[f] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.774%, 7/10/38	United States	4,448,000	4,171,779
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	761,737	782,261
[f] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 1.821%,
12/25/34	United States	400,942	401,038
[f] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.521%,
3/25/34	United States	308,071	299,099
[f] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49	United States	2,200,000	2,204,114
[f] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN,
5.774%, 7/10/38	United States	282,776	282,642
[f] Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 1.536%,
2/25/35	United States	1,120,000	1,104,441
[f] LB-UBS Commercial Mortgage Trust, 2006-C1, AJ, FRN, 5.276%,
2/15/41	United States	1,588,131	1,587,682
[f] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.511%, 3/25/28	United States	490,929	470,009
2005-1, 2A2, FRN, 2.851%, 4/25/35	United States	513,758	501,237
2006-3, 2A1, FRN, 3.017%, 10/25/36	United States	2,833,120	2,789,594
[f] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 1.506%,
1/25/35	United States	319,592	315,668
Morgan Stanley Capital I Trust,
[d] 2005-RR6, B, 144A, 5.306%, 5/24/43	United States	567,220	567,220
[f] 2006-HQ8, AJ, FRN, 5.493%, 3/12/44	United States	1,213,731	1,219,635
2007-IQ13, A1A, 5.312%, 3/15/44	United States	394,797	394,370
[f] Wachovia Bank Commercial Mortgage Trust,
[d] 2003-C7, F, 144A, FRN, 5.926%, 10/15/35	United States	489,481	490,475
2006-C27, AM, FRN, 5.795%, 7/15/45	United States	417,259	416,825
[f] Wells Fargo Mortgage Backed Securities Trust,
2005-AR, 1A1, FRN, 3.115%, 2/25/35	United States	1,794,947	1,829,728
2005-AR9, 2A2, FRN, 3.072%, 10/25/33	United States	189,798	188,311
			39,298,949
Diversified Financials 25.8%
[f] American Express Credit Account Master Trust,
2008-2, A, FRN, 2.028%, 9/15/20	United States	2,900,000	2,933,721
2012-1, A, FRN, 1.038%, 1/15/20	United States	11,890,000	11,899,179
[f] American Home Mortgage Investment Trust,
2004-3, 4A, FRN, 2.793%, 10/25/34	United States	3,060,782	3,001,458
2005-1, 6A, FRN, 3.316%, 6/25/45	United States	1,519,016	1,514,532

|35

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f,n] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 1.581%, 6/25/34.	United States	1,053,618	$1,037,557
[d] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,910,640
[d,f] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45.	United States	3,086,056	3,122,780
[d,f] Ares IIIR/IVR CLO Ltd.,
2007-3RA, A2, 144A, FRN, 1.243%, 4/16/21	United States	388,682	388,286
2007-3RA, B, 144A, FRN, 1.393%, 4/16/21	United States	3,700,000	3,685,644
[f] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 1.131%, 10/25/35	United States	760,785	735,622
[d,f] Atrium IX, 9A, A, 144A, FRN, 2.237%, 2/28/24.	United States	3,370,000	3,381,054
[d,f] Atrium X, 10A, A, 144A, FRN, 2.143%, 7/16/25	United States	1,390,000	1,390,917
[d,f] Atrium XI, 11A, C, 144A, FRN, 4.241%, 10/23/25	Cayman Islands	6,750,000	6,756,075
[f] Bank of America Credit Card Trust, 2014-A2, A, FRN, 1.038%, 9/16/19 .	United States	9,620,000	9,623,858
[f] Bear Stearns ALT-A Trust,
2004-10, 1A3, FRN, 1.771%, 9/25/34	United States	1,235,872	1,230,160
2004-13, A2, FRN, 1.651%, 11/25/34	United States	100,341	96,837
[d,f] BlueMountain CLO Ltd.,
2011-1A, B, 144A, FRN, 2.911%, 8/16/22	Cayman Islands	1,200,000	1,203,840
2011-1A, C, 144A, FRN, 3.911%, 8/16/22	Cayman Islands	700,000	703,297
2013-3A, A, 144A, FRN, 2.439%, 10/29/25	United States	1,448,215	1,453,820
[d,f] Burnham Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.318%, 10/20/29	Cayman Islands	2,240,000	2,239,574
[f] Capital One Multi-Asset Execution Trust,
2007-A2, A2, FRN, 0.848%, 12/16/19	United States	11,390,000	11,390,060
2007-A5, A5, FRN, 0.807%, 7/15/20	United States	10,200,000	10,196,062
[d,f] Carlyle Global Market Strategies CLO Ltd., 2012-4A, AR, 144A, FRN,
2.48%, 1/20/29	United States	2,800,000	2,800,840
[d,f] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 3.974%, 10/18/26	Cayman Islands	3,011,300	3,022,442
[d,f] Cent CLO, 2013-17A, A1, 144A, FRN, 2.339%, 1/30/25	United States	8,916,000	8,927,858
[d,f] Cent CLO 20 Ltd., 2013-20A, A, 144A, FRN, 2.518%, 1/25/26	United States	1,000,000	1,002,240
[d,f] Cent CLO 21 Ltd.,
2014-21A, A2A, 144A, FRN, 3.037%, 7/27/26.	Cayman Islands	3,260,000	3,265,183
2014-21A, B, 144A, FRN, 3.837%, 7/27/26.	United States	780,000	779,727
[d,f] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 2.291%, 11/07/26.	United States	2,800,000	2,806,146
2014-22A, BR, 144A, FRN, 3.831%, 11/07/26	United States	4,050,000	4,038,518
[d] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45.	United States	2,227,000	2,192,526
[f] Chase Funding Trust, 2004-2, 2A2, FRN, 1.271%, 2/26/35	United States	12,256	11,227
Chase Issuance Trust,
[f] 2007-A2, A2, FRN, 0.818%, 4/15/19	United States	6,468,000	6,468,002
[f] 2007-B1, B1, FRN, 1.017%, 4/15/19	United States	9,400,000	9,399,271
[f] 2007-C1, C1, FRN, 1.227%, 4/15/19	United States	3,800,000	3,800,475
[f] 2013-A3, A3, FRN, 1.048%, 4/15/20	United States	6,147,000	6,156,343
[f] 2014-A5, A5, FRN, 1.138%, 4/15/21	United States	7,310,000	7,329,700
2015-A2, A2, 1.59%, 2/18/20	United States	8,200,000	8,223,152
2015-A7, A7, 1.62%, 7/15/20	United States	5,005,000	5,017,234
[d,f] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.432%, 7/26/21	United States	1,694,623	1,691,471
[f] COBALT CMBS Commercial Mortgage Trust, 2007-C2, AMFX, FRN,
5.526%, 4/15/47	United States	10,580,000	10,778,375
[d,f] Colony American Homes,
2014-1A, A, 144A, FRN, 1.918%, 5/17/31	United States	4,487,178	4,489,711
2014-1A, C, 144A, FRN, 2.618%, 5/17/31	United States	700,000	700,453

|36

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f] Commercial Mortgage Trust,
2007-C9, A1A, FRN, 5.792%, 12/10/49	United States	7,049,119	$7,110,443
[d] 2014-BBG, A, 144A, FRN, 1.568%, 3/15/29	United States	6,600,000	6,587,366
[f] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33	United States	985,000	1,093,591
Conseco Financial Corp.,
[f] 1997-3, A7, FRN, 7.64%, 3/15/28	United States	1,232,524	1,274,928
1998-6, A8, 6.66%, 6/01/30	United States	7,527,293	8,056,192
[d] CountryPlace Manufactured Housing Contract Trust, 2007-1, A3, 144A,
5.593%, 7/15/37	United States	13,423	13,438
[f] Countrywide Home Loans,
2004-11, 2A1, FRN, 2.653%, 7/25/34	United States	2,411,084	2,417,652
2004-6, 1A1, FRN, 3.02%, 5/25/34	United States	2,309,716	2,299,083
[d,f] CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44	United States	2,982,310	3,000,484
Discover Card Execution Note Trust,
[f] 2012-A4, A4, FRN, 1.138%, 11/15/19	United States	10,500,000	10,509,670
[f] 2013-A6, A6, FRN, 1.218%, 4/15/21	United States	5,520,000	5,547,236
[f] 2014-A1, A1, FRN, 1.198%, 7/15/21	United States	7,690,000	7,720,226
2014-A5, A, 1.39%, 4/15/20	United States	2,060,000	2,062,609
[d,f] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 2.453%,
10/15/28	Cayman Islands	12,415,000	12,457,211
[d,f] Dryden Senior Loan Fund, 2015-38A, A, 144A, FRN, 2.453%, 7/15/27	Cayman Islands	9,642,857	9,667,639
[d,f] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.473%, 7/15/26	United States	5,266,000	5,277,480
2014-1A, B, 144A, FRN, 3.073%, 7/15/26	United States	858,000	865,199
2014-1A, C, 144A, FRN, 4.023%, 7/15/26	United States	739,600	744,496
[d] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	630,000	635,840
[f] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.971%, 2/25/24.	United States	360,000	368,818
2014-DN3, M2, FRN, 3.171%, 8/25/24.	United States	618,256	620,141
2014-DN3, M3, FRN, 4.771%, 8/25/24.	United States	1,270,000	1,352,174
2014-DN4, M2, FRN, 3.171%, 10/25/24	United States	1,479,143	1,483,272
2014-HQ1, M2, FRN, 3.271%, 8/25/24.	United States	5,123,829	5,189,838
2014-HQ3, M2, FRN, 3.421%, 10/25/24.	United States	5,096,813	5,141,489
2015-DN1, M2, FRN, 3.171%, 1/25/25.	United States	4,417,735	4,441,316
2015-DN1, M3, FRN, 4.921%, 1/25/25.	United States	9,400,000	10,057,731
2015-DNA1, M2, FRN, 2.621%, 10/25/27	United States	10,530,000	10,701,695
2015-DNA2, M2, FRN, 3.371%, 12/25/27	United States	13,107,747	13,398,180
2015-DNA2, M3, FRN, 4.671%, 12/25/27	United States	2,675,000	2,885,973
2015-DNA3, M2, FRN, 3.621%, 4/25/28.	United States	9,590,000	9,911,774
2015-HQ1, M2, FRN, 2.971%, 3/25/25.	United States	8,594,085	8,682,019
2015-HQ1, M3, FRN, 4.571%, 3/25/25.	United States	8,725,000	9,332,368
2015-HQA1, M2, FRN, 3.421%, 3/25/28	United States	13,833,973	14,136,771
2015-HQA2, M2, FRN, 3.571%, 5/25/28	United States	14,291,736	14,692,625
2016-DNA1, M2, FRN, 3.671%, 7/25/28.	United States	330,000	342,765
2016-DNA2, M2, FRN, 2.971%, 10/25/28	United States	2,270,000	2,305,113
2016-HQ1, M1, FRN, 2.521%, 9/25/28.	United States	3,218,235	3,237,845
2016-HQA1, M2, FRN, 3.521%, 9/25/28	United States	655,000	675,565
2016-HQA2, M2, FRN, 3.021%, 11/25/28.	United States	1,160,000	1,189,173
2016-HQA3, M2, FRN, 2.121%, 3/25/29	United States	250,000	250,589

|37

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f,n] First Horizon Alternative Mortgage Securities Trust, 2004-AA5, 2A1,
FRN, 2.643%, 12/25/34	United States	1,643,598	$1,601,340
[d,f] Flagship CLO VIII Ltd., 2014-8A, A, 144A, FRN, 2.44%, 1/16/26	Cayman Islands	5,545,000	5,555,702
[f] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 2.771%, 10/25/23	United States	3,764,647	3,801,948
2014-C02, 2M1, FRN, 1.721%, 5/25/24	United States	397,228	397,605
2014-C03, 1M2, FRN, 3.771%, 7/25/24	United States	12,579,000	12,849,173
2014-C04, 1M1, FRN, 5.671%, 11/25/24	United States	287,000	316,854
2014-C04, 2M2, FRN, 5.771%, 11/25/24	United States	4,449,544	4,859,363
2015-C01, 1M2, FRN, 5.071%, 2/25/25	United States	2,692,576	2,869,515
2015-C01, 2M2, FRN, 5.321%, 2/25/25	United States	10,942,065	11,642,030
2015-C02, 1M2, FRN, 4.771%, 5/25/25	United States	3,167,068	3,343,766
2015-C02, 2M1, FRN, 1.971%, 5/25/25	United States	246,367	246,566
2015-C02, 2M2, FRN, 4.771%, 5/25/25	United States	5,240,000	5,510,585
2015-C03, 2M2, FRN, 5.771%, 7/25/25	United States	5,627,000	6,157,480
[d] 2017-C01, 1M2, 144A, FRN, 4.323%, 7/25/29	United States	6,805,000	6,870,328
[d,f] Galaxy CLO Ltd., 2014-17A, AR, 144A, FRN, 2.423%, 7/15/26	Cayman Islands	1,710,000	1,710,342
[d,f] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.273%, 4/15/25	United States	10,063,000	10,075,176
[d] G-Force LLC, 2005-RRA, B, 144A, 5.09%, 8/22/36	United States	685,391	684,017
[n] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%,
5/10/43	United States	1,426,648	238,788
[f] Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%,
10/15/26	United States	911,213	1,001,683
[f] GSAA Home Equity Trust,
[n] 2005-5, M3, FRN, 1.701%, 2/25/35	United States	5,811,605	5,646,700
2005-6, A3, FRN, 1.141%, 6/25/35	United States	396,614	395,321
[f] GSAMP Trust, 2005-HE3, M2, FRN, 1.776%, 6/25/35	United States	949,724	939,900
[f] GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 3.455%, 1/25/35	United States	535,188	514,645
[d] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	570,000	576,834
[d,f] Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 2.268%, 6/17/31	United States	1,130,000	1,130,716
2014-SFR2, A, 144A, FRN, 1.868%, 9/17/31	United States	4,380,360	4,385,883
2014-SFR2, B, 144A, FRN, 2.368%, 9/17/31	United States	8,500,000	8,514,468
2015-SFR2, A, 144A, FRN, 2.118%, 6/17/32	United States	7,945,589	7,992,651
2015-SFR3, A, 144A, FRN, 2.068%, 8/17/32	United States	4,270,933	4,293,806
[f] IXIS Real Estate Capital Trust, 2005-HE4, A3, FRN, 1.451%, 2/25/36	United States	176,005	176,065
[d,f] Jay Park CLO Ltd., 2016-1A, A2, 144A, FRN, 2.611%, 10/20/27	United States	17,290,000	17,288,617
[d,f] Jefferies & Co., 2009-R2, 4A, 144A, FRN, 3.055%, 5/26/37	United States	1,012,654	1,019,643
JP Morgan Chase Commercial Mortgage Securities Trust,
2004-LN2, A2, 5.115%, 7/15/41	United States	30,091	30,026
[f] 2005-LPD5, F, FRN, 5.617%, 12/15/44	United States	6,500,000	6,499,174
2006-CB17, AM, 5.464%, 12/12/43	United States	419,807	419,611
[f] JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 3.237%, 2/25/34	United States	103,629	102,780
[d,f,n] LB-UBS Commercial Mortgage Trust, 2001-C3, E, 144A, FRN, 6.95%,
6/15/36	United States	700,000	698,574
[f] Lehman XS Trust, 2005-4, 1A4, FRN, 1.331%, 10/25/35	United States	867,767	792,549
[d] LNR CDO Ltd.,
[f] 2002-1A, DFL, 144A, FRN, 2.175%, 7/24/37	United States	91,114	91,527
2002-1A, DFX, 144A, 6.727%, 7/24/37	United States	120,270	120,413

|38

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[d,f] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	United States	4,293,400	$4,323,113
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	United States	3,470,500	3,448,618
2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	640,000	628,003
[f] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1,
FRN, 4.021%, 3/25/32	United States	1,625,818	1,646,844
[f] Manufactured Housing Contract Trust Pass Through Certificates,
2001-1, IIM2, FRN, 2.227%, 4/20/32	United States	7,345,492	6,940,542
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	181,116	183,361
2003-6, 2A1, 5.00%, 8/25/18	United States	505,596	511,113
2003-9, 1A1, 5.50%, 12/25/18	United States	222,123	224,210
[f] 2004-11, 2A1, FRN, 5.561%, 11/25/19.	United States	842,663	860,732
2004-4, 5A1, 5.50%, 4/25/19	United States	651,595	663,241
[f,n] MASTR ARM Trust, 2007-3, 12A2, FRN, 0.971%, 5/25/47.	United States	250,738	250,921
[f] Merrill Lynch Mortgage Investors Trust,
2003-G, A2, FRN, 1.96%, 1/25/29	United States	867,453	846,290
2005-A10, A, FRN, 0.981%, 2/25/36	United States	3,476,475	3,335,245
[f] Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN, 1.391%,
10/25/28	United States	917,165	886,357
[f] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.388%, 11/12/37	United States	1,059,204	1,028,557
[f] New York Mortgage Trust, 2005-3, M1, FRN, 1.446%, 2/25/36.	United States	473,900	423,322
[f] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.421%, 3/25/35	United States	940,050	937,307
[d,f] NZCG Funding Ltd., 2015-2A, A1, 144A, FRN, 2.587%, 4/27/27	United States	8,101,875	8,113,785
[d] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	1,700,000	1,808,187
[d,f] Octagon Investment Partners XVII Ltd., 2013-1A, A1, 144A, FRN,
2.368%, 10/25/25	United States	7,510,000	7,530,990
[d,f] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.443%, 7/15/27	United States	4,160,328	4,168,524
2015-1A, A2, 144A, FRN, 2.443%, 7/15/27	United States	3,949,678	3,959,434
[f] Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN,
1.701%, 3/25/36	United States	984,351	981,346
[f] Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-WHQ2, M2, FRN, 1.716%, 2/25/35	United States	891,839	895,438
[f] RAAC, 2004-SP1, AII, FRN, 1.471%, 3/25/34	United States	595,561	569,595
[f] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%,
6/25/34	United States	322,287	333,325
[d,f] Resource Capital Corp. Ltd.,
2014-CRE2, A, 144A, FRN, 1.818%, 4/15/32	United States	1,532,324	1,528,756
2015-CRE4, A, 144A, FRN, 2.168%, 8/15/32	United States	1,044,525	1,044,802
[d,f] Silver Bay Realty Trust,
2014-1, A, 144A, FRN, 1.768%, 9/17/31	United States	1,156,539	1,154,301
2014-1, B, 144A, FRN, 2.218%, 9/17/31.	United States	540,000	536,237
[f] Structured ARM Loan Trust, 2004-12, 3A1, FRN, 3.066%, 9/25/34	United States	3,508,064	3,500,742
[f] Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN, 1.811%,
12/25/34	United States	924,706	924,102
[f] Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN,
1.469%, 2/19/35	United States	2,009,907	1,890,312
[f] Structured Asset Mortgage Investments Trust,
2003-AR1, A1, FRN, 1.509%, 10/19/33	United States	408,824	384,695
2003-AR2, A1, FRN, 1.509%, 12/19/33	United States	829,600	801,875

|39

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f] Thornburg Mortgage Securities Trust,
2003-4, A1, FRN, 1.411%, 9/25/43	United States	2,321,853	$2,247,893
2004-3, A, FRN, 1.511%, 9/25/44	United States	1,196,995	1,106,215
[d] Towd Point Mortgage Trust,
[f] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	2,650,410	2,680,119
2016-1, A1, 144A, 3.50%, 2/25/55.	United States	11,034,829	11,303,819
[f] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56.	United States	6,473,891	6,456,329
[d,f] Voya CLO Ltd.,
2012-4A, A2R, 144A, FRN, 2.873%, 10/15/28	Cayman Islands	7,660,000	7,665,439
2014-4A, A1, 144A, FRN, 2.523%, 10/14/26.	Cayman Islands	6,450,000	6,461,094
2015-1A, A1, 144A, FRN, 2.504%, 4/18/27	United States	5,280,000	5,286,706
[f] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 1.041%, 12/25/45	United States	3,739,410	3,708,398
2005-AR8, 1A1A, FRN, 1.061%, 7/25/45	United States	1,416,171	1,367,040
[f] Wells Fargo Mortgage Backed Securities Trust,
2004-W, A9, FRN, 3.006%, 11/25/34	United States	141,847	144,229
2005-AR10, 2A3, FRN, 3.07%, 6/25/35	United States	763,298	763,691
[d,f] West CLO Ltd.,
2014-1A, A2, 144A, FRN, 3.124%, 7/18/26	United States	1,360,000	1,366,433
2014-1A, B, 144A, FRN, 3.874%, 7/18/26	United States	3,590,000	3,607,842
			643,325,517
Real Estate 1.3%
[d,f] American Homes 4 Rent,
2014-SFR1, A, 144A, FRN, 1.768%, 6/17/31	United States	2,895,228	2,898,709
2014-SFR1, C, 144A, FRN, 2.518%, 6/17/31	United States	492,000	491,186
[d] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A,
2.959%, 12/10/30	United States	3,200,000	3,249,249
[d] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	4,628,686	4,609,138
[d] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	5,290,000	5,418,159
[d,f] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.218%, 3/17/32	United States	2,376,777	2,382,323
[d,f] SWAY Residential Trust, 2014-1, A, 144A, FRN, 2.068%, 1/17/32	United States	6,148,091	6,154,235
[f] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.817%,
4/25/45	United States	393,801	396,879
[d,f] Tricon American Homes Trust, 2015-SFR1, A, 144A, FRN, 2.018%,
5/17/32	United States	7,376,009	7,375,364
			32,975,242
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $714,045,435)			715,602,395

Mortgage-Backed Securities 1.6%
[f] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 3.107% - 3.193%, 10/01/36 - 6/01/37	United States	3,247,969	3,431,945
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	159,543	168,933
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	50,277	53,824
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	184,224	200,456
			423,213

|40

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
[f] Federal National Mortgage Association (FNMA) Adjustable Rate
1.3%
FNMA, 1.669% - 3.193%, 3/01/17 - 10/01/44	United States	23,700,745	$24,846,655
FNMA, 3.206% - 5.89%, 8/01/19 - 9/01/38.	United States	5,995,594	6,355,568
			31,202,223
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA 15 Year, 3.50%, 10/01/25.	United States	1,376,411	1,435,393
FNMA 15 Year, 4.00%, 12/01/25.	United States	2,111,132	2,211,083
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	1,526,744	1,596,742
FNMA 30 Year, 5.00%, 3/01/38	United States	43,140	47,009
			5,290,227
[f] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 2.125%, 4/20/26 - 9/20/26	United States	27,608	28,541
Total Mortgage-Backed Securities (Cost $40,183,399) .			40,376,149

Municipal Bonds 0.7%
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 3.389%, 1/01/20	United States	5,900,000	6,098,004
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	United States	6,500,000	7,122,440
Texas State GO, Transportation Commission-Highway Improvement,
Series A, 5.00%, 4/01/21	United States	2,685,000	3,058,000
[f] University of California Revenue, Series Y-2, Monthly FRN, 1.272%,
7/01/41	United States	390,000	390,008
Total Municipal Bonds (Cost $16,449,713)			16,668,452

		Shares

Escrows and Litigation Trusts (Cost $—) 0.0%
[a,o] NewPage Corp., Litigation Trust	United States	500,000	—

		Notional
	Counterparty	Amount*

Options Purchased (Cost $110,200) 0.0%†

Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
$Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price
$104.50, Expires 3/15/17	JPHQ	19,000,000	58,653
Total Investments before Short Term Investments
(Cost $2,372,840,035)			2,370,016,233

|41

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 4.4%
Corporate Bonds (Cost $2,904,500) 0.1%
AT&T Inc., senior note, 2.40%, 3/15/17	United States	2,900,000	$2,905,281
Total Investments before Money Market Funds
(Cost $2,375,744,535)			2,372,921,514

		Shares
Money Market Funds (Cost $106,574,368) 4.3%
[c,p] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	106,574,368	106,574,368
Total Investments (Cost $2,482,318,903) 99.6%			2,479,495,882
Other Assets, less Liabilities 0.4%			10,477,542
Net Assets 100.0%			$2,489,973,424

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cSee Note 8 regarding investments in affiliated management investment companies.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $491,957,813, representing 19.8% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $30,578,267, representing 1.2% of net assets.
fThe coupon rate shown represents the rate at period end.
gSecurity purchased on a when-issued basis.
hDefaulted security or security for which income has been deemed uncollectible.
iA portion or all of the security purchased on a delayed delivery basis.
jPrincipal amount is stated in 100 Mexican Peso Units.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lRedemption price at maturity is adjusted for inflation.
mPrincipal amount of security is adjusted for inflation.
nThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
oSecurity has been deemed illiquid because it may not be able to be sold within seven days.
pThe rate shown is the annualized seven-day yield at period end.

|42

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Canadian 10 Yr. Bond		Long	49	$5,172,473	3/22/17	$—	$(53,927)
CME Ultra Long Term U.S. Treasury Bond		Short	15	2,410,313	3/22/17	31,365	—
U.S. Treasury 2 Yr. Note		Long	2,452	531,585,938	3/31/17	74,901	—
U.S. Treasury 5 Yr. Note		Short	890	104,901,797	3/31/17	174,512	—
U.S. Treasury 10 Yr. Note.		Short	111	13,816,031	3/22/17	61,276	—
U.S. Treasury 30 Yr. Bond		Short	3	452,531	3/22/17	4,492	—
Total Futures Contracts						$346,546	$(53,927)
Net unrealized appreciation (depreciation)						$292,619

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Sell	177,500,000	$1,773,191	4/27/17	$195,991	$—
Japanese Yen	JPHQ	Sell	177,500,000	1,772,634	4/27/17	195,433	—
Australian Dollar	DBAB	Sell	6,770,144	5,062,213	5/18/17	—	(59,237)
Australian Dollar	JPHQ	Sell	11,750,000	8,908,850	5/18/17	20,259	—
Brazilian Real	JPHQ	Buy	7,500,000	2,202,643	5/18/17	115,873	—
Canadian Dollar	JPHQ	Sell	1,350,000	1,028,611	5/18/17	—	(9,445)
Euro	BZWS	Sell	194,860	218,055	5/18/17	6,677	—
Euro	CITI	Sell	391,262	439,112	5/18/17	14,682	—
Euro	DBAB	Buy	558,065	613,425	5/18/17	—	(8,052)
Euro	DBAB	Buy	8,477,041	9,092,875	5/18/17	102,780	—
Euro	DBAB	Sell	22,799,965	24,447,192	5/18/17	—	(285,569)
Euro	DBAB	Sell	46,977,626	52,731,446	5/18/17	1,771,440	—
Euro	GSCO	Sell	420,000	471,912	5/18/17	16,308	—
Euro	HSBK	Sell	6,000	6,659	5/18/17	151	—
Euro	JPHQ	Sell	3,577,590	3,834,998	5/18/17	—	(45,872)
Euro	JPHQ	Sell	6,167,765	6,862,323	5/18/17	171,706	—
Hungarian Forint	DBAB	Sell	900,000,000	3,220,266	5/18/17	75,935	—
Hungarian Forint	JPHQ	Sell	430,000,000	1,547,375	5/18/17	45,083	—
Indian Rupee	DBAB	Buy	135,900,000	1,955,396	5/18/17	33,150	—
Indian Rupee	JPHQ	Buy	78,000,000	1,130,435	5/18/17	10,894	—
Indonesian Rupiah	JPHQ	Buy	41,430,000,000	3,058,693	5/18/17	2,982	—
Japanese Yen	JPHQ	Buy	670,000,000	5,860,243	5/18/17	99,380	—
Japanese Yen	JPHQ	Sell	863,000,000	8,605,353	5/18/17	929,003	—
Japanese Yen	JPHQ	Sell	1,400,000,000	12,349,926	5/18/17	—	(103,018)
Mexican Peso	JPHQ	Buy	214,700,000	10,313,078	5/18/17	—	(177,305)
Mexican Peso	JPHQ	Sell	70,500,000	3,401,361	5/18/17	73,126	—
Philippine Peso	JPHQ	Buy	94,860,000	1,925,310	5/18/17	—	(30,104)

|43

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	JPHQ Sell	2,900,000,000	$2,491,366	5/18/17	$—	$(28,439)
Total Forward Exchange Contracts					$3,880,853	$(747,041)
Net unrealized appreciation (depreciation)					$3,133,812

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange[a]	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d]
Traded Index
CDX.NA.IG.26	1.00%	ICE	$31,500,000	6/20/21	$318,464	$260,100	$–	$578,564	Investment

									Grade
OTC Swap Contracts
Contracts to Buy Protection
Single Name
The AES Corp	5.00%	JPHQ	7,400,000	6/20/21	(721,537)	–	(280,305)	(1,001,842)
Avon Products Inc	5.00%	GSCO	10,000,000	3/20/20	943,660	–	(1,576,169)	(632,509)
BankofAmericaCorp	1.00%	FBCO	2,000,000	9/20/17	610	–	(12,575)	(11,965)
Beazer Homes USA Inc	5.00%	CITI	1,500,000	6/20/19	(43,731)	–	(73,523)	(117,254)
Beazer Homes USA Inc	5.00%	GSCO	3,000,000	6/20/19	(84,244)	–	(150,264)	(234,508)
Constellation Brands Inc	5.00%	DBAB	6,600,000	6/20/17	(91,703)	–	(71,458)	(163,161)
CSC Holdings LLC	5.00%	GSCO	3,500,000	9/20/18	(117,824)	–	(143,738)	(261,562)
CSC Holdings LLC	5.00%	GSCO	3,000,000	3/20/19	(76,187)	–	(190,363)	(266,550)
Hospitality Properties Trust	5.00%	BOFA	3,000,000	3/20/17	(15,235)	–	(20,809)	(36,044)
International Lease Finance
Corp	5.00%	GSCO	8,000,000	3/20/17	(38,942)	–	(58,002)	(96,944)
Kinder Morgan Energy
Partners LP	5.00%	CITI	3,400,000	3/20/18	(143,882)	–	(65,053)	(208,935)
OlinCorp	1.00%	CITI	1,430,000	6/20/21	97,977	–	(44,430)	53,547
OlinCorp	1.00%	GSCO	3,570,000	6/20/21	251,513	–	(117,832)	133,681
Owens-Illinois Inc	5.00%	CITI	7,400,000	6/20/18	(397,308)	–	(138,505)	(535,813)
Pactiv LLC	5.00%	BZWS	2,100,000	6/20/17	(19,169)	–	(31,571)	(50,740)
PHHCorp	5.00%	GSCO	1,800,000	9/20/19	12,225	–	(173,795)	(161,570)
Rite Aid Corp	5.00%	JPHQ	4,200,000	12/20/20	(587,833)	–	(53,007)	(640,840)
SanminaCorp	5.00%	GSCO	6,500,000	6/20/19	(681,309)	–	(27,344)	(708,653)
Tenet Healthcare Corp	5.00%	DBAB	3,000,000	3/20/19	(167,552)	26,131	–	(141,421)
Tenet Healthcare Corp	5.00%	GSCO	9,100,000	3/20/19	(554,524)	125,546	–	(428,978)
Toys R Us Inc	5.00%	CITI	2,000,000	12/20/18	253,664	–	(70,857)	182,807
Toys R Us Inc	5.00%	DBAB	2,250,000	12/20/18	312,690	–	(107,032)	205,658

|44

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

					Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange[a]	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection (continued)
Single Name (continued)
Toys R Us Inc	5.00%	GSCO	$4,000,000	12/20/18	$764,103	$–	$(398,489)	$365,614
Transocean Inc	5.00%	MSCO	7,000,000	6/20/18	(117,659)	–	(154,344)	(272,003)
XPO CNW Inc	5.00%	JPHQ	3,275,000	3/20/18	(89,517)	–	(17,866)	(107,383)
Contracts to Sell Protection[d]
Single Name
American Tower Corp	1.00%	GSCO	6,500,000	3/20/21	(100,599)	2,110	–	(98,489)	BBB-
BankofAmericaCorp	1.00%	FBCO	2,000,000	9/20/17	(609)	12,574	–	11,965	BBB+
CalpineCorp	5.00%	JPHQ	7,400,000	6/20/21	380,260	419,697	–	799,957	B
Enterprise Products
Operating LLC	1.00%	MSCO	3,500,000	12/20/19	(14,604)	46,784	–	32,180	BBB+
Government of Mexico	1.00%	CITI	2,500,000	6/20/20	(20,246)	7,570	–	(12,676)	BBB+
iHeartCommunications Inc	5.00%	BZWS	2,400,000	6/20/18	(540,000)	–	(925,603)	(1,465,603)	CC
Traded Index
[e]Citibank Bespoke Dec-18
Hong Kong Tranche Index	1.00%	CITI	7,000,000	12/20/18	(282,411)	–	(22,843)	(305,254)	Non-
									Investment
									Grade
Total OTC Swap Contracts					$(1,889,923)	$640,412	$(4,925,777)	$(6,175,288)
Total Credit Default Swap Contracts					$(1,571,459)	$900,512	$(4,925,777)	$(5,596,724)
Net unrealized appreciation (depreciation)							$(4,025,265)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Posted
Counterparty	(Received)
BOFA	$40,000
BZWS	1,520,000
CITI	600,000
DBAB	(2,320,000)
GSCO	2,520,000
JPHQ	(1,098,141)
MSCO	170,000
Total collateral	$1,431,859

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eRepresents a custom index comprised of a basket of underlying issuers.

|45

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross Currency Swap Contracts
	Counter-	Notional		Expiration	Unrealized	Unrealized
Description	party	Amount[a]		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month USD BBA LIBOR + 2.18%	CITI	3,922,448	USD	10/13/17	$346,134	$—
Pay Fixed Annual 2.125%		3,500,000	CHF
Receive Floating Quarterly 3-month USD BBA LIBOR + 3.29%	JPHQ	1,562,500	USD	10/13/17	40,987	—
Pay Fixed Annual 2.125%		1,500,000	CHF
Receive Fixed Semi-Annual 2.393%	JPHQ	7,916,500	USD	4/09/20	178,655	—
Pay Fixed Annual 0.50%		7,100,000	EUR
Net unrealized appreciation (depreciation)					$565,776
[a]In U.S. dollars unless otherwise indicated.

At January 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Unamortized
				Upfront
		Notional	Expiration	Payments/	Unrealized	Unrealized
Description	Exchange	Amount	Date	(Receipts)	Appreciation	Depreciation	Value
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA
LIBOR + 0.661%
Pay Fixed Semi-Annual 1.75%.	LCH	$38,280,000	3/15/24	$(818,273)	$1,982,575	$ —	$1,164,302
Net unrealized appreciation (depreciation)					$1,982,575

See Abbreviations on page 85.

|46

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Real Return Fund
	Country	Shares	Value

Common Stocks 9.2%
Energy 5.7%
Anadarko Petroleum Corp	United States	23,700	$1,647,861
Canadian Natural Resources Ltd	Canada	33,700	1,018,751
Chevron Corp	United States	13,700	1,525,495
Exxon Mobil Corp	United States	15,277	1,281,588
Halliburton Co	United States	33,300	1,883,781
Noble Energy Inc	United States	27,400	1,089,424
Occidental Petroleum Corp	United States	18,200	1,233,414
Pioneer Natural Resources Co	United States	4,700	847,081
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800	1,076,922
Schlumberger Ltd	United States	20,850	1,745,353
[a] Weatherford International PLC	United States	119,400	622,074
			13,971,744
Materials 3.5%
Agrium Inc	Canada	8,800	905,608
BHP Billiton PLC, ADR.	Australia	32,700	1,196,493
The Dow Chemical Co	United States	26,600	1,586,158
[a] Freeport-McMoRan Inc	United States	53,046	883,216
Goldcorp Inc	Canada	101,600	1,642,872
Nucor Corp	United States	21,000	1,219,890
Rio Tinto PLC, ADR.	United Kingdom	27,700	1,240,683
			8,674,920
Total Common Stocks (Cost $21,881,836)			22,646,664

Management Investment Companies 8.9%
Diversified Financials 1.7%
[b] Franklin Lower Tier Floating Rate Fund	United States	287,055	3,025,558
[b] Franklin Middle Tier Floating Rate Fund	United States	107,141	1,087,483
			4,113,041
Real Estate 7.2%
SPDR Dow Jones REIT ETF	United States	193,000	17,844,780
Total Management Investment Companies
(Cost $13,262,578)			21,957,821

		Principal
		Amount*

Corporate Bonds 4.0%
Consumer Services 0.1%
MGM Resorts International, senior note, 7.75%, 3/15/22	United States	200,000	233,440
Energy 1.5%
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	425,000	455,281
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	300,000	291,750
senior note, 8.00%, 4/01/23.	United States	600,000	619,500
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,000,000	1,122,500
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	1,000,000	1,087,500
			3,576,531

Quarterly Statement of Investments | See Notes to Statements of Investments. | 47

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services 0.4%
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22		United States	1,000,000	$1,088,750
Materials 0.3%
[c] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26		United States	700,000	714,875
Media 0.6%
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26		United States	300,000	308,250
CSC Holdings LLC, senior note, 6.75%, 11/15/21		United States	1,000,000	1,088,500
				1,396,750
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[c] Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%,
7/15/21.		United States	1,000,000	872,500
Telecommunication Services 0.8%
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20		Luxembourg	1,000,000	790,000
[c] Sprint Communications Inc., senior note, 144A, 7.00%, 3/01/20		United States	1,000,000	1,088,750
				1,878,750
Total Corporate Bonds (Cost $9,799,041)				9,761,596

[d] Senior Floating Rate Interests 2.4%
Automobiles & Components 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%, 6/24/22 .		United States	147,443	148,549
Capital Goods 0.0%†
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23		United States	29,373	29,960
Leidos (Abacus Innovations Corp.), B Term Loan, 3.528%, 8/16/23		United States	22,748	22,891
				52,851
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Tranche B-3 Term Loans, 4.50%, 3/09/23		United States	91,487	92,745
Consumer Services 0.1%
Aristocrat Technologies Inc., Term B-1 Loans, 3.78%, 10/20/21		United States	17,873	18,085
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1
Loans, 4.25%, 5/02/22		United States	99,451	100,718
				118,803
Diversified Financials 0.0%†
First Eagle Investment Management, Initial Term Loans, 4.998%, 12/01/22 .		United States	46,451	46,857
Russell Investments US Institutional Holdco Inc., Initial Term Loan, 6.75%,
6/01/23	.	United States	34,999	35,634
				82,491
Energy 0.2%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.75%, 8/14/20 .		United States	202,601	183,860
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18		United States	364,913	352,825
McDermott Finance LLC, Term Loan, 8.484%, 4/16/19		United States	10,084	10,242
				546,927
Food, Beverage & Tobacco 0.0%†
JBS USA LLC, Term Loan B, 5.25%, 10/30/22		United States	21,300	21,322
[e] Pinnacle Foods Finance LLC, New Term Facility, 5.00%, 2/03/24		United States	17,576	17,565
				38,887

|48

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount*	Value

[d] Senior Floating Rate Interests (continued)
Health Care Equipment & Services 0.1%
Carestream Health Inc., Term Loan, 5.00%, 6/07/19	United States	67,941	$65,393
Community Health Systems Inc., 2018 Term F Loans, 4.028% - 4.185%,
12/31/18	United States	180,366	178,275
			243,668
Household & Personal Products 0.0%†
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22	United States	3,715	3,762
Materials 0.3%
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	256,936	257,015
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	57,141	57,283
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19.	Australia	256,067	257,881
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	125,219	127,723
			699,902
Media 0.6%
Altice US Finance I Corp., 2016 Refinancing Term Loans, 3.778%, 1/15/25 .	United States	25,189	25,519
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loan Commitments, 3.526%, 12/15/23	United States	9,791	9,893
Initial Term Loans, 3.516%, 12/15/22	United States	15,278	15,443
Charter Communications Operating LLC (CCO Safari), Term A-1 Loan,
2.53%, 5/18/21	United States	134,750	134,750
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans, 3.767%,
10/11/24	United States	121,086	122,618
Lions Gate Entertainment Corp., Term A Loan, 3.266%, 12/08/21	United States	67,950	68,213
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23.	United States	9,766	9,858
Radio One Inc., Term Loan B, 5.28%, 12/31/18.	United States	936,119	945,480
UPC Financing Partnership, Facility AN, 3.767%, 8/30/24	Netherlands	30,895	31,044
			1,362,818
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental
Term B Loans, 3.813%, 9/25/22	United States	243,903	243,835
[e] Grifols Worldwide Operations USA Inc., Term Loan B, 5.25%, 1/31/25.	United States	229,579	230,881
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20	United States	37,759	37,861
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19	United States	75,154	75,376
Series D-2 Tranche B Term Loan, 5.02%, 2/13/19	United States	153,976	154,388
			742,341
Retailing 0.1%
Ascena Retail Group Inc., Tranche B Term Loan, 5.313%, 8/21/22	United States	230,352	210,844
Dollar Tree Inc., Term A-1 Loans, 2.50%, 7/06/20	United States	70,491	70,491
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	49,496	49,129
			330,464
Semiconductors & Semiconductor Equipment 0.2%
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.517%,
5/07/21.	United States	121,000	122,966
MKS Instruments Inc., Tranche B-2 Term Loans, 3.528%, 5/01/23	United States	53,678	54,304
ON Semiconductor Corp., 2016 Replacement Term Loans, 4.028%,
3/31/23.	United States	312,339	315,961
			493,231

|49

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount*			Value

[d] Senior Floating Rate Interests (continued)
Software & Services 0.1%
Global Payments Inc., Delayed Draw Term Loan (A-2), 2.973%, 10/31/21	United States	140,039			$140,389
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 3.50%, 11/03/23 .	United States	48,954			49,539
					189,928
Technology Hardware & Equipment 0.1%
Ciena Corp., Term Loan, 3.777% - 5.50%, 7/15/19	United States	32,432			32,513
Dell International LLC, Term A-3 Loan, 2.78%, 12/31/18	United States	104,098			104,306
Western Digital Corp., Term Loan B-1, 4.526%, 4/29/23.	United States	67,159			68,041
Zebra Technologies Corp., Second Amendment Refinancing Term Loan,
3.446%, 10/27/21	United States	50,093			50,589
					255,449
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.00%, 10/05/23	United States	24,507			24,721
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20.	United States	26,730			26,686
					51,407
Transportation 0.1%
Air Canada, Term Loan, 3.755%, 10/06/23	Canada	6,423			6,505
Navios Maritime Midstream Partners LP and Navios Maritime Midstream
Partners Finance (US) Inc., Initial Term Loan, 5.50%, 6/18/20.	Marshall Islands	85,704			85,436
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	6,574			6,558
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21	United States	89,706			90,547
					189,046
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%, 6/28/23	United States	16,200			16,386
NRG Energy Inc., Term Loans, 3.02%, 6/30/23	United States	119,400			120,345
					136,731
Total Senior Floating Rate Interests (Cost $5,706,470)					5,780,000

Foreign Government and Agency Securities 11.9%
Government of Hungary,
[f] senior bond, Reg S, 3.875%, 2/24/20	Hungary	180,000		EUR	216,189
senior note, 6.375%, 3/29/21	Hungary	620,000			695,377
[f] senior note, Reg S, 4.375%, 7/04/17	Hungary	150,000		EUR	165,071
[f] senior note, Reg S, 5.75%, 6/11/18	Hungary	435,000		EUR	506,515
Government of Indonesia, senior bond, FR53, 8.25%, 7/15/21	Indonesia	58,500,000,000		IDR	4,528,140
Government of Malaysia,
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000		MYR	1,377,599
senior note, 3.58%, 9/28/18.	Malaysia	18,000,000		MYR	4,087,477
Government of Mexico,
M, 4.75%, 6/14/18	Mexico	1,124,000	[g]	MXN	5,255,564
senior note, M, 5.00%, 6/15/17	Mexico	750,000	[g]	MXN	3,577,396
[d] Government of Poland, FRN, 1.81%, 1/25/21	Poland	9,388,000		PLN	2,313,070
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	17,200	[h]	BRL	5,363,146
[i] Index Linked, 6.00%, 8/15/18	Brazil	1,270	[h]	BRL	1,199,529
Total Foreign Government and Agency Securities
(Cost $31,213,290)					29,285,073

|50

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities 57.4%
[j] U.S. Treasury Note,
Index Linked, 0.125%, 4/15/17.	United States	39,318,809	$39,469,596
Index Linked, 2.625%, 7/15/17.	United States	15,139,445	15,498,704
Index Linked, 1.625%, 1/15/18.	United States	33,411,491	34,352,058
Index Linked, 1.375%, 7/15/18.	United States	973,788	1,014,242
Index Linked, 2.125%, 1/15/19.	United States	38,222,755	40,542,800
Index Linked, 0.125%, 4/15/19.	United States	7,416,487	7,558,165
Index Linked, 1.375%, 1/15/20.	United States	2,343,935	2,482,039
Total U.S. Government and Agency Securities
(Cost $139,646,592)			140,917,604
Total Investments before Short Term Investments
(Cost $221,509,807)			230,348,758

Short Term Investments (Cost $13,436,569) 5.5%
Repurchase Agreements 5.5%
[k] Joint Repurchase Agreement, 0.522%, 2/01/17
(Maturity Value $13,436,764)
BNP Paribas Securities Corp. (Maturity Value $5,515,254)
Deutsche Bank Securities Inc. (Maturity Value $1,027,509)
HSBC Securities (USA) Inc. (Maturity Value $5,515,254)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,378,747)
Collateralized by U.S. Government Agency Securities, 0.75% - 2.375%,
3/08/17 - 1/05/22; and U.S. Treasury Note, 0.75% - 3.50%, 12/15/17 -
9/30/20 (valued at$13,709,067)	United States	13,436,569	13,436,569
Total Investments (Cost $234,946,376) 99.3%			243,785,327
Other Assets, less Liabilities 0.7%			1,740,635
Net Assets 100.0%			$245,525,962

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $3,439,656, representing 1.4% of net assets.
dThe coupon rate shown represents the rate at period end.
eSecurity purchased on a delayed delivery basis.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $887,775, representing 0.4% of net assets.
gPrincipal amount is stated in 100 Mexican Peso Units.
hPrincipal amount is stated in 1,000 Brazilian Real Units.
iRedemption price at maturity is adjusted for inflation.
jPrincipal amount of security is adjusted for inflation.
kInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2017, all repurchase agreements had been entered into on that date.

|51

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB Buy	328,810,000	$487,849	5/18/17	$15,702	$—
Euro	DBAB Sell	3,072,361	3,448,664	5/18/17	115,853	—
Euro	JPHQ Sell	1,150,100	1,276,369	5/18/17	28,773	—
Total Forward Exchange Contracts					$160,328	$—
Net unrealized appreciation (depreciation)					$160,328

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 85.

|52

FRANKLIN INVESTORS SECURITIES TRUST

Consolidated Statement of Investments, January 31, 2017 (unaudited)
Franklin Total Return Fund
		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests 0.3%
Consumer Services 0.2%
[a,b,c] Turtle Bay Resort	United States	1,550,568		$7,268,285
Energy 0.1%
[a] Energy XXI Gulf Coast Inc	United States	115,438		3,261,123
[a,d] Halcon Resources Corp	United States	229,059		1,867,759
[a] Halcon Resources Corp., wts., 9/09/20	United States	20,425		45,548
				5,174,430
Materials 0.0%†
[a] Verso Corp., A	United States	6,954		56,258
[a] Verso Corp., wts., 7/25/23	United States	732		—
				56,258
Total Common Stocks and Other Equity Interests
(Cost $13,646,667)				12,498,973

[e] Management Investment Companies 2.3%
Diversified Financials 2.3%
Franklin Liberty Investment Grade Corporate ETF	United States	1,200,000		28,982,827
Franklin Liberty Short Duration U.S. Government ETF	United States	500,000		48,405,000
Franklin Lower Tier Floating Rate Fund	United States	997,589		10,514,589
Franklin Middle Tier Floating Rate Fund	United States	1,889,310		19,176,498
Total Management Investment Companies
(Cost $106,731,310)				107,078,914

Preferred Stocks 0.4%
Banks 0.3%
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		16,262,400
Diversified Financials 0.1%
[f] Citigroup Capital XIII, 7.002%, pfd	United States	93,000		2,401,260
Total Preferred Stocks (Cost $18,325,000)				18,663,660

		Principal
		Amount*

Corporate Bonds 34.7%
Automobiles & Components 0.6%
Delphi Corp., senior bond, 4.15%, 3/15/24	United Kingdom	5,100,000		5,254,652
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20.	United Kingdom	4,000,000		4,100,000
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	18,200,000		17,648,158
				27,002,810
Banks 7.0%
Banco Comercial Portugues SA, 4.75%, 6/22/17.	Portugal	5,400,000	EUR	5,931,929
Bank of America Corp.,
senior bond, 3.875%, 8/01/25	United States	6,000,000		6,075,294
senior note, 3.50%, 4/19/26.	United States	20,400,000		20,089,288
[g] Bankinter SA, senior note, Reg S, 1.75%, 6/10/19	Spain	4,600,000	EUR	5,157,643
[g] Barclays Bank PLC, senior sub. note, Reg S, 6.00%, 1/14/21	United Kingdom	8,000,000	EUR	10,045,199
Barclays PLC, sub. note, 4.375%, 9/11/24	United Kingdom	500,000		493,812
CIT Group Inc., senior note, 5.00%, 8/15/22	United States	3,000,000		3,150,000

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 53

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
Citigroup Inc.,
senior bond, 8.125%, 7/15/39	United States	4,400,000		$6,564,716
senior note, 3.40%, 5/01/26.	United States	20,000,000		19,340,960
Depfa ACS Bank, secured bond, 2.125%, 10/13/17	Ireland	12,250,000	CHF	12,586,032
HSBC Holdings PLC,
senior note, 3.60%, 5/25/23.	United Kingdom	12,700,000		12,802,616
senior note, 4.30%, 3/08/26.	United Kingdom	14,800,000		15,262,426
Intesa Sanpaolo SpA, senior note, 3.875%, 1/16/18	Italy	4,300,000		4,359,254
JPMorgan Chase & Co.,
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual.	United States	10,400,000		10,738,416
senior bond, 3.30%, 4/01/26	United States	22,000,000		21,537,868
senior bond, 3.20%, 6/15/26	United States	10,800,000		10,460,200
senior note, 2.40%, 6/07/21.	United States	10,000,000		9,892,940
senior note, 3.25%, 9/23/22.	United States	11,400,000		11,546,171
[i] Norddeutsche Landesbank Girozentrale, secured note, 144A,
2.00%, 2/05/19	Germany	7,000,000		7,030,100
PHH Corp., senior note, 7.375%, 9/01/19	United States	5,400,000		5,940,000
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	11,500,000		11,458,634
[i] Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,975,200
SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		5,793,864
[j] UniCredit SpA, senior note, FRN, 1.672%, 10/31/17	Italy	9,500,000	EUR	10,376,890
[g] Unione di Banche Italiane SpA, senior note, Reg S, 2.875%,
2/18/19.	Italy	12,000,000	EUR	13,601,412
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual.	United States	5,500,000		5,661,975
senior note, 2.50%, 3/04/21.	United States	10,000,000		9,904,770
senior note, 3.00%, 4/22/26.	United States	31,200,000		29,749,356
sub. bond, 4.65%, 11/04/44	United States	10,000,000		10,040,700
[i] Westpac Banking Corp., senior secured note, 144A, 2.25%,
11/09/20	Australia	10,800,000		10,793,142
[i] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	9,750,000		9,985,024
				326,345,831
Capital Goods 1.3%
[i] Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		11,615,094
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	3,400,000		3,387,080
[i] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	4,100,000		4,353,667
General Electric Co., senior note, A, 8.50%, 4/06/18	United States	135,000,000	MXN	6,565,594
Lockheed Martin Corp., senior bond, 4.70%, 5/15/46.	United States	13,900,000		15,012,653
[i] Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	5,800,000		5,969,360
[i] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,100,000		1,124,805
United Technologies Corp., senior note, 1.125%, 12/15/21	United States	10,500,000	EUR	11,689,692
				59,717,945
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 2.90%, 7/01/26	United States	4,500,000		4,326,390
Consumer Durables & Apparel 0.3%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	10,000,000		10,450,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	4,900,000		4,832,625
				15,282,625

|54

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services 0.5%
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	18,400,000	$18,499,581
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000	3,195,000
			21,694,581
Diversified Financials 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior
note, 4.25%, 7/01/20	Netherlands	4,000,000	4,156,000
American Airlines Pass Through Trust, first lien, 2016-2, AA,
3.20%, 6/15/28	United States	6,600,000	6,418,500
American Express Centurion Bank, senior note, 5.95%, 6/12/17	United States	800,000	813,479
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000	6,008,220
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	9,700,000	9,420,359
Discover Financial Services, senior note, 3.85%, 11/21/22	United States	3,052,000	3,119,022
GE Capital International Funding Co., senior bond, 3.373%,
11/15/25	United States	17,000,000	17,380,970
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25.	United States	7,700,000	7,745,538
senior note, 3.75%, 2/25/26.	United States	21,300,000	21,316,699
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	12,000,000	12,100,479
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000	9,838,870
senior note, 3.875%, 1/27/26	United States	20,500,000	20,664,964
Navient Corp., senior note, 7.25%, 9/25/23	United States	4,000,000	4,070,000
[i,k] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	1,700,000	1,744,625
senior note, 144A, 5.50%, 2/15/24	Ireland	1,800,000	1,849,500
Springleaf Finance Corp., senior note, 6.00%, 6/01/20.	United States	1,200,000	1,204,500
[i] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.70%, 6/10/25	China	12,800,000	12,905,152
[i] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
4.125%, 2/02/26	Australia	8,200,000	8,280,729
United Airlines Pass Through Trust, first lien, 2016-1, AA, 3.10%,
1/07/30.	United States	6,300,000	6,134,625
			155,172,231
Energy 4.0%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36.	United States	2,260,000	2,729,847
[i] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	4,000,000	3,570,000
Canadian Natural Resources Ltd., senior note, 5.70%, 5/15/17	Canada	5,400,000	5,464,028
[l] CGG SA, senior note, 6.50%, 6/01/21	France	2,100,000	945,000
[i] Cheniere Corpus Christi Holdings LLC,
senior secured note, 144A, 7.00%, 6/30/24	United States	2,300,000	2,578,875
senior secured note, first lien, 144A, 5.875%, 3/31/25.	United States	1,600,000	1,698,000
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	13,605,270
Enable Midstream Partners LP,
senior bond, 5.00%, 5/15/44	United States	1,200,000	1,100,389
senior note, 3.90%, 5/15/24.	United States	3,600,000	3,472,258
Energy Transfer Partners LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	5,730,666
EnLink Midstream Partners LP, senior bond, 5.05%, 4/01/45	United States	6,200,000	5,721,732
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000	2,987,750
Enterprise Products Operating LLC, senior bond, 4.45%, 2/15/43	United States	6,000,000	5,778,192
Exxon Mobil Corp., senior note, 2.709%, 3/06/25	United States	21,500,000	20,997,738

|55

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[i] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20.	Russia	10,000,000	$10,228,000
[i,l] Linn Energy LLC/Finance Corp., senior secured note, second lien,
144A, 12.00%, 12/15/20	United States	1,000,000	1,035,000
MPLX LP, 4.00%, 2/15/25	United States	4,600,000	4,567,929
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	7,900,000	7,914,228
[i] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000	7,654,036
[i] Sabine Pass Liquefaction LLC, senior secured bond, 144A, 5.00%,
3/15/27.	United States	3,700,000	3,889,625
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000	2,895,000
[i] Sinopec Group Overseas Development 2014 Ltd., senior note,
144A, 4.375%, 4/10/24	China	9,300,000	9,723,196
[i] Sinopec Group Overseas Development 2015 Ltd., senior note,
144A, 3.25%, 4/28/25.	China	16,400,000	15,821,736
Sunoco Logistics Partners Operations LP, senior note, 4.25%,
4/01/24.	United States	9,300,000	9,407,322
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18 .	United States	550,000	576,699
Transocean Inc., senior bond, 7.375%, 4/15/18	United States	13,000,000	13,422,500
Valero Energy Corp., senior bond, 4.90%, 3/15/45	United States	6,700,000	6,655,244
Weatherford International Ltd.,
senior bond, 5.95%, 4/15/42	United States	2,400,000	1,889,256
senior note, 7.75%, 6/15/21.	United States	1,600,000	1,658,000
senior note, 8.25%, 6/15/23.	United States	2,000,000	2,045,000
[i] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	9,500,000	9,276,893
			185,039,409
Food & Staples Retailing 0.3%
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	16,106,013
Food, Beverage & Tobacco 1.5%
Anheuser-Busch InBev Finance Inc., senior bond, 3.65%, 2/01/26 .	Belgium	17,000,000	17,143,548
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000	11,509,536
Constellation Brands Inc., senior note, 7.25%, 5/15/17.	United States	5,000,000	5,086,250
Kraft Heinz Foods Co., senior note, 3.50%, 7/15/22	United States	21,400,000	21,776,233
[i] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	1,500,000	1,507,500
senior note, 144A, 4.875%, 11/01/26	United States	1,600,000	1,606,000
Reynolds American Inc., senior bond, 5.70%, 8/15/35	United States	9,300,000	10,671,927
			69,300,994
Health Care Equipment & Services 0.9%
Express Scripts Holding Co., senior bond, 3.50%, 6/15/24	United States	14,500,000	14,178,883
HCA Inc., senior bond, 5.875%, 5/01/23.	United States	4,000,000	4,280,000
Medco Health Solutions Inc., senior note, 4.125%, 9/15/20.	United States	3,500,000	3,672,378
[i] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%,
6/01/24.	United States	1,000,000	1,063,750
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	3,000,000	3,023,616
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	15,835,000	15,825,024
			42,043,651
Household & Personal Products 0.7%
Avon Products Inc., senior note, 6.60%, 3/15/20	United States	18,500,000	19,007,825
The Procter & Gamble Co., senior note, 2.45%, 11/03/26	United States	12,500,000	11,935,750
			30,943,575

|56

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Insurance 1.7%
Aflac Inc.,
senior bond, 3.625%, 6/15/23	United States	5,100,000		$5,290,898
senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	12,416,718
[i] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		13,052,484
MetLife Inc.,
senior note, 3.60%, 4/10/24.	United States	9,600,000		9,859,037
senior note, 3.00%, 3/01/25.	United States	1,500,000		1,470,387
Prudential Financial Inc., junior sub. bond, 5.875%, 9/15/42	United States	7,000,000		7,481,250
[i] Teachers Insurance & Annuity Assn. of America, sub. bond, 144A,
4.90%, 9/15/44	United States	20,400,000		21,958,356
[i] TIAA Asset Management Finance LLC, senior note, 144A, 2.95%,
11/01/19	United States	5,800,000		5,904,893
				77,434,023
Materials 1.4%
ArcelorMittal, senior note, 6.50%, 3/01/21	France	5,000,000		5,468,075
[i] Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	6,000,000		6,075,000
[i] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21	Switzerland	4,700,000		5,060,862
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	18,400,000		19,333,248
Owens-Illinois Inc., senior bond, 7.80%, 5/15/18	United States	9,200,000		9,798,000
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,768,375
Reynolds Group Holdings Inc., senior bond, 8.125%, 6/15/17	United States	12,000,000		12,240,000
[i] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	1,600,000		1,642,000
senior note, 144A, 7.00%, 7/15/24	United States	800,000		853,900
				66,239,460
Media 1.1%
21st Century Fox America Inc.,
senior bond, 6.90%, 8/15/39	United States	1,800,000		2,301,269
senior bond, 7.90%, 12/01/95	United States	500,000		610,884
senior note, 3.00%, 9/15/22.	United States	5,100,000		5,112,929
senior note, 3.70%, 10/15/25	United States	2,300,000		2,329,845
[i] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26.	United States	4,500,000		4,623,750
[i] CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
144A, 5.375%, 5/01/25	United States	4,000,000		4,175,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,000,000		3,225,000
senior note, 8.625%, 2/15/19	United States	9,000,000		10,012,500
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	8,100,000		8,111,121
[i] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	1,600,000		1,602,000
Time Warner Inc., senior bond, 6.10%, 7/15/40.	United States	8,600,000		9,954,199
				52,058,497
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Actavis Funding SCS, senior bond, 4.55%, 3/15/35	United States	13,400,000		13,252,814
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	8,300,000		8,425,762
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	9,200,000		9,873,946
Gilead Sciences Inc., senior bond, 4.50%, 2/01/45	United States	6,000,000		5,971,392
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		14,313,763

|57

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[i] Valeant Pharmaceuticals International Inc., senior bond, 144A,
6.125%, 4/15/25	United States	4,800,000		$3,612,000
				55,449,677
Real Estate 1.4%
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	12,700,000		12,750,876
senior bond, 4.40%, 2/15/26	United States	9,400,000		9,670,165
ERP Operating LP, senior bond, 5.75%, 6/15/17	United States	881,000		895,129
MPT Operating Partnership LP/MPT Finance Corp., senior bond,
5.25%, 8/01/26	United States	1,100,000		1,083,500
Prologis LP, senior bond, 3.75%, 11/01/25	United States	9,400,000		9,642,360
Realty Income Corp., senior bond, 4.125%, 10/15/26.	United States	12,500,000		12,863,188
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000		16,276,090
				63,181,308
Retailing 1.3%
Dollar General Corp., senior bond, 4.15%, 11/01/25	United States	12,700,000		13,047,980
[i,l] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	443,903
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	16,800,000		15,448,406
Tiffany & Co., senior bond, 4.90%, 10/01/44	United States	10,300,000		9,568,350
Toys R Us Inc., senior bond, 7.375%, 10/15/18	United States	24,800,000		23,560,000
				62,068,639
Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000		22,115,456
Software & Services 0.5%
Alibaba Group Holding Ltd., senior bond, 4.50%, 11/28/34	China	10,000,000		10,127,500
[i] First Data Corp., secured note, first lien, 144A, 5.00%, 1/15/24	United States	4,000,000		4,055,000
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000		9,488,009
				23,670,509
Technology Hardware & Equipment 1.1%
Cisco Systems Inc., senior note, 2.60%, 2/28/23	United States	12,000,000		11,927,232
[i] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior
secured note, first lien, 144A, 3.48%, 6/01/19	United States	12,000,000		12,249,036
Juniper Networks Inc.,
senior bond, 4.50%, 3/15/24	United States	4,500,000		4,695,712
senior bond, 4.35%, 6/15/25	United States	9,300,000		9,480,531
[i] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	11,100,000		11,460,750
[i] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23.	United States	1,200,000		1,324,500
				51,137,761
Telecommunication Services 1.4%
AT&T Inc.,
senior bond, 4.50%, 5/15/35	United States	16,200,000		15,284,392
senior note, 3.95%, 1/15/25.	United States	7,400,000		7,329,086
[i] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%,
8/01/26.	United States	4,500,000		4,668,750
Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	3,000,000		3,060,000
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	9,000,000		9,514,710
Verizon Communications Inc.,
senior bond, 6.40%, 9/15/33	United States	10,255,000		12,468,511
senior bond, 4.522%, 9/15/48	United States	10,700,000		9,703,777

|58

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[i] Wind Acquisition Finance SA, secured note, second lien, 144A,
7.375%, 4/23/21	Italy	4,000,000		$4,166,380
				66,195,606
Transportation 0.3%
[i] Aviation Capital Group Corp., senior bond, 144A, 7.125%,
10/15/20	United States	6,000,000		6,907,500
Burlington Northern and Santa Fe 99-2 Trust, secured bond,
7.57%, 1/02/21	United States	71,584		78,459
[i] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		4,095,123
Union Pacific Railroad Co. 2005 Pass Trust, 2005-1, 5.082%,
1/02/29.	United States	160,249		172,326
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	4,300,000		4,433,773
				15,687,181
Utilities 2.3%
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		925,471
Dominion Resources Inc., senior bond, 3.90%, 10/01/25	United States	12,200,000		12,487,432
[i] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	4,400,000		4,246,000
[h,i] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	24,000,000		22,899,480
[i] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,327,365
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	9,000,000		9,233,127
Kinder Morgan Energy Partners LP,
senior note, 5.95%, 2/15/18.	United States	5,200,000		5,417,630
senior note, 6.85%, 2/15/20.	United States	1,000,000		1,122,091
MidAmerican Energy Co., senior note, 5.95%, 7/15/17.	United States	2,200,000		2,248,121
Sempra Energy, senior note, 3.75%, 11/15/25.	United States	8,200,000		8,346,674
The Southern Co., senior bond, 3.25%, 7/01/26	United States	14,350,000		13,927,479
[i] State Grid Overseas Investment 2013 Ltd., senior note, 144A,
3.125%, 5/22/23	China	10,400,000		10,393,864
[g] Veolia Environnement SA, senior bond, Reg S, 4.625%, 3/30/27	France	7,800,000	EUR	11,048,842
				107,623,576
Total Corporate Bonds (Cost $1,618,732,141)				1,615,837,748

[j] Senior Floating Rate Interests 1.6%
Automobiles & Components 0.0%†
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%,
6/24/22.	United States	1,484,282		1,495,414
Capital Goods 0.0%†
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	274,602		280,094
Leidos (Abacus Innovations Corp.), B Term Loan, 3.528%, 8/16/23 .	United States	194,626		195,842
				475,936
Consumer Services 0.1%
Aristocrat Technologies Inc., Term B-1 Loans, 3.78%, 10/20/21	United States	166,321		168,296
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	2,110,649		2,137,361
Prime Security Services Borrower LLC, 2016-2 Refinancing Term
B-1 Loans, 4.25%, 5/02/22	United States	795,514		805,644
[c,m] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.625%, 6/30/17	United States	702,742		692,201
				3,803,502

|59

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Diversified Financials 0.0%†
First Eagle Investment Management, Initial Term Loans, 4.998%,
12/01/22	United States	474,450	$478,602
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.75%, 6/01/23	United States	323,744	329,612
			808,214
Energy 0.2%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/14/20	United States	3,128,985	2,839,554
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	592,359	523,250
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	5,647,342	5,460,274
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20	United States	483,214	482,610
McDermott Finance LLC, Term Loan, 8.484%, 4/16/19	United States	141,184	143,390
			9,449,078
Food, Beverage & Tobacco 0.0%†
JBS USA LLC, Term Loan B, 5.25%, 10/30/22	United States	210,869	211,082
[n] Pinnacle Foods Finance LLC, New Term Facility, 5.00%, 2/03/24	United States	186,578	186,461
			397,543
Health Care Equipment & Services 0.1%
Carestream Health Inc., Term Loan, 5.00%, 6/07/19	United States	592,059	569,857
[n] Community Health Systems Inc., 2018 Term F Loans, 4.028% -
4.185%, 12/31/18	United States	4,959,422	4,901,907
			5,471,764
Household & Personal Products 0.0%†
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22	United States	34,664	35,107
Materials 0.2%
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	3,935,036	3,936,240
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	571,404	572,833
[n] FMG America Finance Inc. (Fortescue Metals Group), Loans,
3.75%, 6/30/19	Australia	4,108,542	4,137,643
Huntsman International LLC, 2015 Extended Term B Dollar Loan,
3.778%, 4/19/19	United States	698,791	702,576
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	1,039,767	1,060,562
			10,409,854
Media 0.2%
Altice US Finance I Corp., 2016 Refinancing Term Loans, 3.778%,
1/15/25.	United States	235,499	238,590
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loan Commitments, 3.526%,
12/15/23	United States	91,534	92,488
Initial Term Loans, 3.516%, 12/15/22	United States	142,836	144,376
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans,
3.767%, 10/11/24	United States	1,099,316	1,113,229
Lions Gate Entertainment Corp., Term A Loan, 3.266%, 12/08/21	United States	1,650,000	1,656,385
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23 .	United States	91,305	92,161
Radio One Inc., Term Loan B, 5.28%, 12/31/18.	United States	6,948,306	7,017,789
UPC Financing Partnership, Facility AN, 3.767%, 8/30/24	Netherlands	287,841	289,228
			10,644,246

|60

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
			Principal
		Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 3.813%, 9/25/22		United States	3,729,395	$3,728,358
[n] Grifols Worldwide Operations USA Inc., Term Loan B, 5.25%,
1/31/25.		United States	2,814,842	2,830,802
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20		United States	352,337	353,292
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19		United States	635,564	637,436
Series D-2 Tranche B Term Loan, 5.02%, 2/13/19		United States	1,732,224	1,736,865
				9,286,753
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 5.313%, 8/21/22 .		United States	3,307,851	3,027,719
Dollar Tree Inc., Term A-1 Loans, 2.50%, 7/06/20		United States	604,207	604,207
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22		United States	4,969,164	4,932,283
				8,564,209
Semiconductors & Semiconductor Equipment 0.1%
MACOM Technology Solutions Holdings Inc., Initial Term Loan,
4.517%, 5/07/21		United States	241,433	245,356
MKS Instruments Inc., Tranche B-2 Term Loans, 3.528%, 5/01/23		United States	184,207	186,356
ON Semiconductor Corp., 2016 Replacement Term Loans, 4.028%,
3/31/23	.	United States	2,685,269	2,716,411
				3,148,123
Software & Services 0.1%
Global Payments Inc., Delayed Draw Term Loan (A-2), 2.973%,
10/31/21		United States	1,309,118	1,312,391
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20		United States	3,215,138	3,217,147
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 3.50%,
11/03/23		United States	457,670	463,141
				4,992,679
Technology Hardware & Equipment 0.1%
Dell International LLC, Term A-3 Loan, 2.78%, 12/31/18		United States	927,880	929,736
Western Digital Corp., Term Loan B-1, 4.526%, 4/29/23		United States	579,604	587,212
Zebra Technologies Corp., Second Amendment Refinancing Term
Loan, 3.446%, 10/27/21		United States	392,396	396,284
				1,913,232
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.00%,
10/05/23		United States	228,704	230,705
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20		United States	267,303	266,857
				497,562
Transportation 0.1%
Air Canada, Term Loan, 3.755%, 10/06/23		Canada	55,056	55,758
Navios Maritime Midstream Partners LP and Navios Maritime
Midstream Partners Finance (US) Inc., Initial Term Loan, 5.50%,
6/18/20.		Marshall Islands	1,714,078	1,708,722
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18		Marshall Islands	59,171	59,023
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21		United States	835,250	843,080
				2,666,583

|61

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
			Principal
		Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Utilities 0.0%†
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%,
6/28/23	.	United States	161,995			$163,858
NRG Energy Inc., Term Loans, 3.02%, 6/30/23		United States	1,044,750			1,053,022
						1,216,880
Total Senior Floating Rate Interests
(Cost $74,834,715)						75,276,679

Foreign Government and Agency Securities 3.2%
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20.		South Korea	18,800,000			18,801,504
Government of Hungary,
6.00%, 1/11/19		Hungary	1,820,000		EUR	2,190,476
A, 6.75%, 11/24/17.		Hungary	1,457,960,000		HUF	5,346,119
A, 5.50%, 12/20/18.		Hungary	205,390,000		HUF	783,958
[g] senior bond, Reg S, 3.875%, 2/24/20		Hungary	285,000		EUR	342,299
[g] senior note, Reg S, 4.375%, 7/04/17		Hungary	215,000		EUR	236,602
[g] senior note, Reg S, 5.75%, 6/11/18		Hungary	695,000		EUR	809,260
[i] Government of Lithuania, 144A, 7.375%, 2/11/20		Lithuania	4,670,000			5,324,967
Government of Malaysia,
3.80%, 8/17/23		Malaysia	35,300,000		MYR	7,917,496
senior bond, 4.24%, 2/07/18		Malaysia	41,200,000		MYR	9,410,193
senior note, 4.012%, 9/15/17		Malaysia	76,500,000		MYR	17,381,967
senior note, 3.26%, 3/01/18.		Malaysia	18,700,000		MYR	4,229,801
Government of Mexico,
7.75%, 12/14/17		Mexico	2,600,000	[o]	MXN	12,607,326
M, 4.75%, 6/14/18		Mexico	2,940,000	[o]	MXN	13,746,759
senior note, 8.50%, 12/13/18		Mexico	2,000,000	[o]	MXN	9,878,748
[i] Government of Serbia, senior note, 144A, 4.875%, 2/25/20		Serbia	6,000,000			6,170,490
[i] Government of Spain, senior bond, 144A, 2.75%, 10/31/24		Spain	5,700,000		EUR	6,835,147
[i] Government of Ukraine,
144A, 7.75%, 9/01/20		Ukraine	292,000			286,890
144A, 7.75%, 9/01/21		Ukraine	229,000			222,130
144A, 7.75%, 9/01/22		Ukraine	229,000			220,058
144A, 7.75%, 9/01/23		Ukraine	229,000			217,968
144A, 7.75%, 9/01/24		Ukraine	229,000			215,298
144A, 7.75%, 9/01/25		Ukraine	229,000			214,191
144A, 7.75%, 9/01/26		Ukraine	229,000			213,182
144A, 7.75%, 9/01/27		Ukraine	229,000			212,398
[a,p] 144A, VRI, GDP Linked Securities, 5/31/40		Ukraine	474,000			140,221
[i] Government of Vietnam, 144A, 6.75%, 1/29/20		Vietnam	5,120,000			5,600,000
Italy Treasury Bond, 2.50%, 12/01/24		Italy	6,000,000		EUR	6,767,644
[q] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18.		Brazil	13,695	[r]	BRL	12,935,083
[i] Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
A-1, 144A, zero cpn., 5/31/18		Peru	217,859			211,611
Total Foreign Government and Agency Securities
(Cost $169,341,139)						149,469,786

U.S. Government and Agency Securities 12.5%
U.S. Treasury Bond,
6.25%, 8/15/23		United States	60,000,000			75,016,380
2.875%, 5/15/43		United States	27,000,000			26,166,267
2.875%, 8/15/45		United States	5,000,000			4,821,680
2.50%, 2/15/46		United States	35,000,000			31,171,875

|62

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
			Principal
		Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Bond, (continued)
[s] Index Linked, 2.375%, 1/15/25.		United States	21,127,821	$24,508,315
U.S. Treasury Note,
1.375%, 12/31/18.		United States	50,000,000	50,177,750
3.625%, 2/15/21		United States	25,000,000	26,844,725
3.125%, 5/15/21		United States	90,000,000	94,855,050
2.125%, 6/30/21		United States	50,000,000	50,606,450
2.00%, 8/31/21		United States	30,000,000	30,160,560
2.125%, 12/31/21.		United States	23,000,000	23,221,007
2.00%, 11/30/22		United States	36,900,000	36,690,998
2.125%, 12/31/22.		United States	30,500,000	30,514,305
[s] Index Linked, 0.125%, 7/15/24.		United States	75,729,667	75,345,188
Total U.S. Government and Agency Securities
(Cost $595,659,495)				580,100,550

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 17.5%
Banks 2.1%
Banc of America Commercial Mortgage Trust,
2006-4, AJ, 5.695%, 7/10/46		United States	4,230,267	4,222,606
[j] 2007-3, AM, FRN, 6/10/49		United States	17,730,000	17,856,975
Bear Stearns Commercial Mortgage Securities Trust,
2006-PW13, AJ, 5.611%, 9/11/41		United States	984,760	983,921
[j] 2007-PW16, AM, FRN, 5.699%, 6/11/40		United States	11,110,000	11,215,514
[j] Citibank Credit Card Issuance Trust, 2013-A7, A7, FRN, 1.193%,
9/10/20	.	United States	11,130,000	11,171,376
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49		United States	8,603,187	8,075,786
[j] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.774%,
7/10/38	.	United States	8,491,000	7,963,709
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19		United States	553,402	568,313
[i,j] CSMC, 2009-15R, 3A1, 144A, FRN, 3/26/36		United States	3,231,101	3,214,741
[j] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.521%,
3/25/34	.	United States	1,662,798	1,614,372
[j] FNMA, 2005-122, FN, FRN, 1.121%, 1/25/36		United States	498,883	496,782
[j] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49		United States	4,325,000	4,333,088
[j] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM,
FRN, 5.774%, 7/10/38		United States	2,007,282	2,006,328
[j,t] JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB16, B, FRN, 5/12/45.		United States	6,745,000	2,327,025
[j] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 1.511%,
3/25/28	.	United States	1,428,428	1,367,557
[j] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
1.506%, 1/25/35		United States	1,917,551	1,894,007
[j] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.493%, 3/12/44		United States	2,593,222	2,605,838
2007-IQ16, AM, FRN, 6.052%, 12/12/49		United States	16,470,000	16,909,578
[u] Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24		United States	15,493	15,493
				98,843,009

|63

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials 14.9%
[j] American Express Credit Account Master Trust,
2008-2, A, FRN, 2.028%, 9/15/20	United States	15,550,000	$15,730,815
2012-1, A, FRN, 1.038%, 1/15/20	United States	8,160,000	8,166,300
[j] American Express Credit Account Secured Note Trust, 2012-4, A,
FRN, 1.008%, 5/15/20	United States	11,193,000	11,202,198
[j] American Home Mortgage Investment Trust, 2004-3, 4A, FRN,
2.793%, 10/25/34	United States	1,800,031	1,765,143
[j,t] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 1.581%, 6/25/34	United States	5,673,765	5,587,276
[i] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,788,944
[i,j] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	6,396,790	6,472,912
[i,j] Ares Enhanced Loan Investment Strategy IR Ltd., 2013-IRAR, BR,
144A, FRN, 3.943%, 7/23/25	United States	900,000	900,234
[i,j] Ares IIIR/IVR CLO Ltd.,
2007-3RA, A2, 144A, FRN, 1.243%, 4/16/21	United States	874,535	873,643
2007-3RA, B, 144A, FRN, 1.393%, 4/16/21	United States	9,780,000	9,742,054
[j] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 1.131%, 10/25/35	United States	4,100,336	3,964,715
[i,j] Atrium IX,
9A, A, 144A, FRN, 2.237%, 2/28/24	United States	3,360,000	3,371,021
9A, C, 144A, FRN, 4.187%, 2/28/24	United States	3,500,000	3,504,900
[i,j] Atrium X,
10A, A, 144A, FRN, 2.143%, 7/16/25	United States	3,890,000	3,892,567
10A, C, 144A, FRN, 3.623%, 7/16/25	United States	4,650,000	4,675,854
[i,j] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 4.23%, 10/20/26	United States	10,000,000	10,005,600
[j] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 1.651%, 11/25/34	United States	922,203	890,000
[i,j] BlueMountain CLO Ltd.,
2011-1A, B, 144A, FRN, 2.911%, 8/16/22	Cayman Islands	2,500,000	2,508,000
2011-1A, C, 144A, FRN, 3.911%, 8/16/22	Cayman Islands	1,800,000	1,808,478
2013-3A, A, 144A, FRN, 2.439%, 10/29/25	United States	2,638,970	2,649,183
[j] Capital One Multi-Asset Execution Trust, 2007-A2, A2, FRN,
0.848%, 12/16/19	United States	26,136,000	26,136,139
[i,j] Carlyle Global Market Strategies CLO Ltd., 2012-4A, AR, 144A,
FRN, 2.48%, 1/20/29	United States	6,280,000	6,281,884
[i,j] Carlyle Global Market Strategies Ltd., 2014-2A, B2, 144A, FRN,
2.956%, 5/15/25	United States	3,400,000	3,401,258
[i,j] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 3.974%, 10/18/26 .	Cayman Islands	6,401,000	6,424,684
[i,j] Cent CDO Ltd.,
2007-15A, A2B, 144A, FRN, 1.293%, 3/11/21	United States	5,686,824	5,488,524
2007-15A, B, 144A, FRN, 1.673%, 3/11/21	United States	8,500,000	8,234,800
[i,j] Cent CLO, 2013-17A, A1, 144A, FRN, 2.339%, 1/30/25	United States	16,246,000	16,267,607
[i,j] Cent CLO 20 Ltd.,
2013-20A, A, 144A, FRN, 2.518%, 1/25/26	United States	8,000,000	8,017,920
2013-20A, C, 144A, FRN, 4.038%, 1/25/26	United States	3,500,000	3,510,955
[i,j] Cent CLO 21 Ltd., 2014-21A, B, 144A, FRN, 3.837%, 7/27/26	United States	1,760,000	1,759,384
[i,j] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.039%, 1/30/25	United States	3,500,000	3,509,520
2014-22A, A1R, 144A, FRN, 2.291%, 11/07/26	United States	6,280,000	6,293,785

|64

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[j] Chase Funding Trust, 2004-2, 2A2, FRN, 1.271%, 2/26/35.	United States	625,033	$572,554
[j] Chase Issuance Trust, 2013-A6, A6, FRN, 1.188%, 7/15/20	United States	17,443,000	17,504,827
[i,j] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.432%, 7/26/21	United States	4,172,060	4,164,300
[i,j] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%,
5/25/42.	United States	2,689,485	2,687,646
[i,j] Colony American Homes,
2014-1A, A, 144A, FRN, 1.918%, 5/17/31	United States	9,398,197	9,403,501
2014-2A, C, 144A, FRN, 2.668%, 7/17/31	United States	10,105,000	10,115,083
[i,j] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 2.453%,
10/15/28	Cayman Islands	12,185,000	12,226,429
[i,j] Dryden Senior Loan Fund, 2015-38A, A, 144A, FRN, 2.453%,
7/15/27.	Cayman Islands	21,757,143	21,813,059
[i,j] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.473%, 7/15/26	United States	10,096,000	10,118,009
2014-1A, B, 144A, FRN, 3.073%, 7/15/26	United States	1,813,400	1,828,614
2014-1A, C, 144A, FRN, 4.023%, 7/15/26	United States	1,558,600	1,568,918
[i] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	2,920,000	2,947,068
[j] FNMA Connecticut Avenue Securities,
2014-C04, 1M1, FRN, 5.671%, 11/25/24	United States	7,079,000	7,815,359
2014-C04, 2M2, FRN, 5.771%, 11/25/24	United States	4,399,642	4,804,865
[j] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.971%, 2/25/24	United States	3,430,000	3,514,019
2014-DN3, M3, FRN, 4.771%, 8/25/24	United States	10,978,000	11,688,321
2014-DN4, M3, FRN, 5.321%, 10/25/24	United States	9,500,000	10,310,771
2015-DN1, M3, FRN, 4.921%, 1/25/25	United States	14,610,000	15,632,282
2015-DNA3, M2, FRN, 3.621%, 4/25/28	United States	26,345,000	27,228,956
2015-HQ1, M3, FRN, 4.571%, 3/25/25	United States	23,111,666	24,720,525
2015-HQA1, M2, FRN, 3.421%, 3/25/28	United States	32,916,667	33,637,147
2015-HQA2, M2, FRN, 3.571%, 5/25/28	United States	4,023,044	4,135,892
2016-DNA1, M2, FRN, 3.671%, 7/25/28	United States	6,800,000	7,063,046
2016-DNA2, M2, FRN, 2.971%, 10/25/28	United States	35,270,000	35,815,570
2016-HQA1, M2, FRN, 3.521%, 9/25/28	United States	13,900,000	14,336,411
2016-HQA2, M2, FRN, 3.021%, 11/25/28	United States	22,018,000	22,571,731
2016-HQA3, M2, FRN, 2.121%, 3/25/29	United States	2,250,000	2,255,299
[i] 2017-1B1, 144A, FRN, 6.523%, 7/25/29	United States	5,375,000	5,632,462
2015-C01, 2M2, FRN, 5.321%, 2/25/25	United States	18,796,417	19,998,825
[i,j] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.273%, 4/15/25	United States	15,465,000	15,483,713
[i] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	9,275,000	8,995,173
[t] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B,
4.936%, 5/10/43	United States	9,085,493	1,520,700
Green Tree Financial Corp., 1996-9, M1, 7.63%, 8/15/27	United States	2,684,497	2,918,856
[j,t] GSAA Home Equity Trust, 2005-5, M3, FRN, 1.701%, 2/25/35	United States	3,467,428	3,369,040
[i] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	2,620,000	2,651,414
[j] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.746%, 12/25/34 .	United States	3,014,089	2,889,452
[i,j] Invitation Homes Trust,
2014-SFR3, C, 144A, FRN, 3.268%, 12/17/31	United States	1,250,000	1,252,059
2015-SFR1, B, 144A, FRN, 2.618%, 3/17/32	United States	7,400,000	7,417,587
2015-SFR2, C, 144A, FRN, 2.768%, 6/17/32.	United States	2,340,000	2,346,060
2015-SFR3, C, 144A, FRN, 2.768%, 8/17/32.	United States	10,402,000	10,430,002

|65

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43		United States	2,463,463	$2,462,312
[i,j] Katonah Ltd., 2007-IA, A2L, 144A, FRN, 2.541%, 4/23/22		United States	5,416,684	5,410,996
[j] Merrill Lynch Mortgage Investors Trust, 2004-A1, M1, FRN,
2/25/34	.	United States	1,523,886	1,222,631
[i,j] Mountain View CLO II Ltd., 2006-2A, C, 144A, FRN, 1.718%,
1/12/21	.	United States	4,000,000	3,936,320
[i,j] NZCG Funding Ltd., 2015-2A, A1, 144A, FRN, 2.587%, 4/27/27		United States	18,215,625	18,242,402
[i,j] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.443%, 7/15/27		United States	7,581,042	7,595,977
2015-1A, A2, 144A, FRN, 2.443%, 7/15/27		United States	7,197,192	7,214,969
Residential Asset Securities Corp., 2001-KS2, AI5, 7.514%,
6/25/31	.	United States	7,168	7,327
[i,j] Silverado CLO 2006-II Ltd., 2006-2A, B, 144A, FRN, 1.713%,
10/16/20		United States	9,000,000	8,950,410
[j] Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 2/25/32		United States	20,702	19,005
[i,j] Trimaran CLO VII Ltd., 2007-1A, A2L, 144A, FRN, 1.333%,
6/15/21	.	United States	2,000,000	1,997,940
[i,j] Voya CLO Ltd.,
2013-3A, A2, 144A, FRN, 2.824%, 1/18/26		United States	900,000	902,214
2014-4A, A1, 144A, FRN, 2.523%, 10/14/26		Cayman Islands	7,620,000	7,633,106
2015-1A, A1, 144A, FRN, 2.504%, 4/18/27		United States	7,745,000	7,754,836
Wells Fargo Mortgage Backed Securities Trust,
[j] 2004-W, A9, FRN, 3.006%, 11/25/34		United States	1,492,729	1,517,797
[t] 2007-3, 3A1, 5.50%, 4/25/22		United States	229,895	235,436
[i,j] West CLO Ltd.,
2014-1A, A2, 144A, FRN, 3.124%, 7/18/26		United States	2,860,000	2,873,528
2014-1A, B, 144A, FRN, 3.874%, 7/18/26		United States	7,540,000	7,577,474
[i,j] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 1.111%,
8/01/22	.	United States	462,306	459,592
[i,j] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 4.123%, 10/17/26		United States	2,000,000	2,006,560
				695,232,674
Insurance 0.0%†
[i,j] Voya CLO III Ltd., 2006-3A, B, 144A, FRN, 1.703%, 12/13/20		United States	1,103,115	1,105,045
Real Estate 0.5%
[i,j] American Homes 4 Rent, 2014-SFR1, A, 144A, FRN, 1.768%,
6/17/31	.	United States	2,214,531	2,217,194
[i] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50		United States	7,733,763	7,701,101
[i,j] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35		United States	3,255,000	3,362,748
[i,j] Tricon American Homes Trust, 2015-SFR1, C, 144A, FRN, 2.668%,
5/17/32	.	United States	8,170,000	8,126,790
				21,407,833
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $817,303,778) .				816,588,561

Mortgage-Backed Securities 21.0%
[j] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 1.848%, 11/01/27		United States	1,751,859	1,802,959

|66

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
10.6%
FHLMC 30 Year, 6.00%, 6/01/37	United States	53,424	$60,238
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	93,211	105,132
FHLMC 30 Year, 7.00%, 7/01/31	United States	6,657	7,030
FHLMC 30 Year, 8.00%, 2/01/30	United States	26,527	31,100
FHLMC 30 Year, 8.50%, 10/01/24	United States	5,250	5,920
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	20,770	21,327
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	125,967	131,916
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	406,832	433,029
FHLMC Gold 30 Year, 3.00%, 9/01/46	United States	112,486,442	111,322,783
FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	81,516,708	83,310,906
FHLMC Gold 30 Year, 3.50%, 12/01/46	United States	19,866,156	20,303,414
[v] FHLMC Gold 30 Year, 3.50%, 3/01/47	United States	15,300,000	15,589,649
FHLMC Gold 30 Year, 4.00%, 6/01/46	United States	133,194,056	139,850,361
FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	94,231,595	98,940,771
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	2,396,412	2,583,597
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	14,846,461	16,155,553
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	1,389,722	1,543,102
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	1,671,629	1,887,732
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	1,223,621	1,392,222
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	89,776	102,433
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	21,528	25,833
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	3,849	4,640
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	878	886
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	10,000	10,048
			493,819,622
[j] Federal National Mortgage Association (FNMA) Adjustable
Rate 0.1%
FNMA, 1.852% - 4.102%, 12/01/24 - 3/01/37	United States	6,129,461	6,471,337
Federal National Mortgage Association (FNMA) Fixed Rate
6.4%
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	76,256	78,265
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	40,683	41,655
FNMA 15 Year, 5.50%, 9/01/17 - 12/01/23	United States	168,533	176,748
FNMA 15 Year, 6.00%, 6/01/17 - 9/01/22	United States	65,618	68,266
FNMA 30 Year, 3.00%, 8/01/46	United States	111,465,619	110,395,471
FNMA 30 Year, 3.50%, 7/01/46	United States	117,900,033	120,583,869
FNMA 30 Year, 3.50%, 12/01/46	United States	18,910,582	19,341,056
[v] FNMA 30 Year, 3.50%, 3/01/47	United States	10,000,000	10,197,266
[v] FNMA 30 Year, 4.00%, 3/01/47	United States	10,000,000	10,471,200
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	2,324,540	2,536,300
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	8,001,214	9,005,763
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	10,970,098	12,406,627
FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	292,207	330,725
FNMA 30 Year, 7.00%, 11/01/25	United States	3,858	3,905
FNMA 30 Year, 7.50%, 1/01/30	United States	15,092	18,136
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	86,732	106,452
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	106,437	114,944
			295,876,648

|67

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
[j] Government National Mortgage Association (GNMA)
Adjustable Rate 0.0%†
GNMA, 2.00%, 1/20/23 - 10/20/26.	United States	49,284	$50,943
Government National Mortgage Association (GNMA) Fixed
Rate 3.9%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	233,807	264,426
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38.	United States	47,014	53,576
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31.	United States	39,107	44,265
GNMA I SF 30 Year, 7.50%, 3/15/17 - 5/15/26	United States	101,886	105,323
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,639	1,698
GNMA II SF 30 Year, 3.00%, 8/20/46	United States	77,514,600	78,250,631
GNMA II SF 30 Year, 3.50%, 8/20/46	United States	87,156,043	90,407,462
[v] GNMA II SF 30 Year, 3.50%, 3/01/47	United States	9,000,000	9,308,320
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	5,459	6,231
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	553,877	633,527
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	56,969	66,358
			179,141,817
Total Mortgage-Backed Securities
(Cost $1,002,150,930)			977,163,326

Municipal Bonds 1.9%
California State GO,
Refunding, 5.00%, 9/01/29	United States	1,730,000	2,038,217
Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,696,576
California Statewide CDA, PCR, Southern California Edison Co.,
Mandatory Put 12/01/23, Refunding, Series D, 2.625%, 11/01/33 .	United States	400,000	402,632
Chicago Transit Authority Sales and Transfer Tax Receipts
Revenue, Pension Funding, Series A, 6.899%, 12/01/40.	United States	800,000	1,005,328
Clark County School District GO, Refunding, Series D, 5.00%,
6/15/23.	United States	1,500,000	1,756,950
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	678,210
Denver City and County Airport System Revenue, Refunding,
Series A, 5.00%, 11/15/25	United States	215,000	256,768
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 4.294%, 1/01/23	United States	10,000,000	10,324,200
Minnesota State GO,
Refunding, Series D, 5.00%, 8/01/25	United States	860,000	1,044,160
Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000	6,417,907
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30	United States	3,300,000	3,346,464
New York State Dormitory Authority State Personal Income Tax
Revenue, General Purpose, Refunding, Series A, 5.00%, 2/15/25 .	United States	950,000	1,123,803
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45	United States	4,570,000	4,809,651
Consolidated, Refunding, One Hundred Ninety-Second
Series, 4.81%, 10/15/65	United States	15,000,000	16,189,650
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26 .	United States	8,875,000	8,393,771
Puerto Rico Electric Power Authority Power Revenue, Series A,
6.75%, 7/01/36	United States	12,000,000	7,830,000
Texas State GO, Transportation Commission-Highway
Improvement, Series A, 5.00%, 4/01/26	United States	8,215,000	9,939,411

|68

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value
Municipal Bonds (continued)
University of California Revenue, Limited Project, Refunding,
Series J, 4.131%, 5/15/45	United States	10,750,000	$10,763,115
University of Texas Revenue, Series J, 5.00%, 8/15/25	United States	1,000,000	1,206,390
Total Municipal Bonds (Cost $92,315,024)			90,223,203

		Shares
Escrows and Litigation Trusts 0.0%
[a,u] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	—
[a,u] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $2,307) .			—

		Notional
	Counterparty	Amount*
Options Purchased (Cost $328,860) 0.0%†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike
Price $104.50, Expires 3/15/17	JPHQ	56,700,000	175,033
Total Investments before Short Term Investments
(Cost $4,509,371,366)			4,443,076,433

	Country	Shares
Short Term Investments (Cost $185,879,765) 4.0%
Money Market Funds 4.0%
[e,w] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	185,879,765	185,879,765
Total Investments (Cost $4,695,251,131) 99.4%			4,628,956,198
Other Assets, less Liabilities 0.6%			28,815,968
Net Assets 100.0%			$4,657,772,166

|69

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 9.
cAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSee Note 6 regarding restricted securities.
eSee Note 8 regarding investments in affiliated management investment companies.
fVariable rate security. The rate shown represents the yield at period end.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $41,241,257, representing 0.9% of net assets.
hPerpetual security with no stated maturity date.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $709,910,207, representing 15.2% of net assets.
jThe coupon rate shown represents the rate at period end.
kSecurity purchased on a when-issued basis.
lDefaulted security or security for which income has been deemed uncollectible.
mIncome may be received in additional securities and/or cash.
nSecurity purchased on a delayed delivery basis.
oPrincipal amount is stated in 100 Mexican Peso Units.
pThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
qRedemption price at maturity is adjusted for inflation.
rPrincipal amount is stated in 1,000 Brazilian Real Units.
sPrincipal amount of security is adjusted for inflation.
tThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
uSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2017, the aggregate value of these securities was $15,493, representing less than 0.1% of net assets.
vSecurity purchased on a to-be-announced (TBA) basis.
wThe rate shown is the annualized seven-day yield at period end.

|70

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At January 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Australian 10 Yr. Bond		Long	650	$63,236,619	3/15/17	$690,803	$—
Canadian 10 Yr. Bond		Long	207	21,851,060	3/22/17	—	(227,814)
CME Ultra Long Term U.S. Treasury Bond		Long	1,382	222,070,125	3/22/17	—	(2,274,406)
Euro BOBL		Short	250	35,873,860	3/08/17	—	(127,366)
Euro-Bund		Short	120	21,000,375	3/08/17	—	(47,095)
Long Gilt Futures		Long	380	59,203,044	3/29/17	596,866	—
U.S. Treasury 2 Yr. Note		Long	114	24,714,844	3/31/17	—	(2,066)
U.S. Treasury 5 Yr. Note		Long	1,230	144,976,641	3/31/17	—	(3,050)
U.S.Treasury 10 Yr. Note		Long	150	18,670,313	3/22/17	—	(89,460)
U.S. Treasury 10 Yr. Ultra.		Short	348	46,686,375	3/22/17	336,203	—
U.S. Treasury 30 Yr. Bond		Long	350	52,795,312	3/22/17	—	(493,132)
Total Futures Contracts						$1,623,872	$(3,264,389)
Net unrealized appreciation (depreciation)							$(1,640,517)

At January 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	2,940,000,000	$25,697,054	4/27/17	$426,719	$—
Japanese Yen	DBAB	Sell	4,455,000,000	44,504,605	4/27/17	4,919,091	—
Japanese Yen	JPHQ	Sell	4,455,000,000	44,490,605	4/27/17	4,905,090	—
Australian Dollar	DBAB	Sell	42,939,527	32,247,418	5/18/17	—	(235,297)
Australian Dollar	JPHQ	Sell	36,198,000	27,445,324	5/18/17	62,412	—
Canadian Dollar	JPHQ	Sell	11,500,000	8,655,000	5/18/17	—	(187,697)
Euro	BZWS	Sell	4,446,931	4,967,208	5/18/17	143,302	—
Euro	CITI	Sell	3,200,070	3,587,448	5/18/17	116,103	—
Euro	DBAB	Buy	3,683,229	4,048,606	5/18/17	—	(53,142)
Euro	DBAB	Buy	24,372,473	26,046,389	5/18/17	392,184	—
Euro	DBAB	Sell	89,423,576	95,649,576	5/18/17	—	(1,354,602)
Euro	DBAB	Sell	108,263,979	121,524,151	5/18/17	4,082,436	—
Euro	GSCO	Sell	1,024,000	1,150,566	5/18/17	39,760	—
Euro	HSBK	Sell	267,000	296,343	5/18/17	6,709	—
Euro	JPHQ	Sell	6,587,940	7,061,733	5/18/17	—	(84,678)
Euro	JPHQ	Sell	30,245,583	33,837,258	5/18/17	1,027,701	—
Hungarian Forint	DBAB	Sell	4,332,000,000	15,500,215	5/18/17	365,499	—
Hungarian Forint	JPHQ	Sell	935,000,000	3,364,641	5/18/17	98,030	—
Indian Rupee	DBAB	Buy	631,935,000	9,092,590	5/18/17	154,149	—
Indian Rupee	JPHQ	Buy	260,000,000	3,768,116	5/18/17	36,314	—
Indonesian Rupiah	DBAB	Buy	139,844,100,000	10,237,489	5/18/17	96,985	—
Japanese Yen	JPHQ	Sell	852,000,000	8,570,356	5/18/17	991,851	—
Japanese Yen	JPHQ	Sell	900,000,000	7,939,238	5/18/17	—	(66,226)
Mexican Peso	JPHQ	Buy	783,000,000	37,618,749	5/18/17	—	(654,100)
Mexican Peso	JPHQ	Sell	245,000,000	11,820,331	5/18/17	254,125	—
Philippine Peso	JPHQ	Buy	177,480,000	3,602,192	5/18/17	—	(56,323)

|71

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	JPHQ	Sell	13,800,000	$9,805,315	5/18/17	$8,619	$—
South Korean Won	JPHQ	Sell	11,300,000,000	9,677,143	5/18/17	—	(141,407)
Japanese Yen	JPHQ	Sell	1,400,000,000	12,917,274	1/23/19	—	(28,372)
Total Forward Exchange Contracts						$18,127,079	$(2,861,844)
Net unrealized appreciation (depreciation)						$15,265,235

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
		Periodic	Counter-			Upfront
		Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description		Rate	Exchange[a]	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d]
Traded Index
CDX.NA.IG.24		1.00%	ICE	$25,000,000	6/20/25	$(49,103)	$–	$(84,732)	$(133,835)	Investment
										Grade
CDX.NA.IG.26		1.00%	ICE	32,400,000	6/20/21	327,564	267,531	–	595,095	Investment
										Grade
Total Centrally Cleared Swap Contracts.						$278,461	$267,531	$(84,732)	$461,260
OTC Swap Contracts
Contracts to Buy Protection
Single Name
The AES Corp		5.00%	JPHQ	$14,100,000	6/20/21	$(1,375,255)	$–	$(533,661)	$(1,908,916)
Avon Products Inc		5.00%	GSCO	18,500,000	3/20/20	1,902,403	–	(3,072,545)	(1,170,142)
Bank of America Corp		1.00%	FBCO	20,000,000	9/20/17	38,214	–	(157,865)	(119,651)
Beazer Homes USA Inc		5.00%	CITI	4,000,000	6/20/19	(112,217)	–	(200,460)	(312,677)
Beazer Homes USA Inc		5.00%	GSCO	5,000,000	6/20/19	(148,032)	–	(242,815)	(390,847)
Canadian Natural
Resources Ltd		5.00%	GSCO	5,400,000	6/20/17	(75,322)	–	(56,839)	(132,161)
Constellation Brands Inc	.	5.00%	BZWS	3,000,000	6/20/17	(35,180)	–	(38,984)	(74,164)
Constellation Brands Inc	.	5.00%	DBAB	2,000,000	6/20/17	(23,615)	–	(25,828)	(49,443)
CSC Holdings LLC		5.00%	GSCO	3,000,000	9/20/18	(100,992)	–	(123,204)	(224,196)
CSC Holdings LLC		5.00%	GSCO	9,000,000	3/20/19	(254,064)	–	(545,585)	(799,649)
El Paso Corp		5.00%	GSCO	1,100,000	6/20/17	(15,916)	–	(11,182)	(27,098)
International Lease
Finance Corp		5.00%	GSCO	12,000,000	3/20/17	(58,170)	–	(87,244)	(145,414)
Kinder Morgan Energy
PartnersLP		5.00%	CITI	5,200,000	3/20/18	(219,828)	–	(99,720)	(319,548)
Kinder Morgan Energy
PartnersLP		5.00%	CITI	1,000,000	3/20/20	(136,141)	–	(8,780)	(144,921)
LennarCorp		5.00%	FBCO	4,500,000	9/20/19	(346,955)	–	(170,864)	(517,819)

|72

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

					Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange[a]	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection (continued)
Single Name (continued)
OlinCorp	1.00%	FBCO	$5,000,000	6/21/21	$344,401	$–	$(157,173)	$187,228
OlinCorp	1.00%	GSCO	5,000,000	6/20/21	341,161	–	(153,934)	187,227
Owens-Illinois Inc	5.00%	CITI	9,200,000	6/20/18	(486,359)	–	(179,787)	(666,146)
PactivLLC	5.00%	UBSW	12,000,000	6/20/17	67,198	–	(357,141)	(289,943)
PHHCorp	5.00%	GSCO	5,400,000	9/20/19	24,707	–	(509,417)	(484,710)
Rite Aid Corp	5.00%	CITI	3,070,000	6/20/21	(413,481)	–	(71,091)	(484,572)
Rite Aid Corp	5.00%	JPHQ	4,930,000	12/20/20	(690,004)	–	(62,220)	(752,224)
Sanmina Corp	5.00%	BZWS	3,600,000	6/20/19	(382,099)	–	(10,386)	(392,485)
Sanmina Corp	5.00%	GSCO	7,500,000	6/20/19	(786,126)	–	(31,551)	(817,677)
Springleaf Finance Corp .	5.00%	GSCO	1,200,000	6/20/20	(49,026)	–	(12,517)	(61,543)
Tenet Healthcare Corp	5.00%	BZWS	3,000,000	3/20/19	(154,828)	13,407	–	(141,421)
Tenet Healthcare Corp	5.00%	BZWS	1,500,000	3/20/19	(59,486)	–	(11,225)	(70,711)
Tenet Healthcare Corp	5.00%	DBAB	4,000,000	3/20/19	(223,404)	34,842	–	(188,562)
Tenet Healthcare Corp	5.00%	GSCO	2,700,000	3/20/19	(103,041)	–	(24,238)	(127,279)
Tenet Healthcare Corp	5.00%	GSCO	4,635,000	3/20/19	(218,689)	193	–	(218,496)
ToysRUsInc	5.00%	DBAB	13,000,000	12/20/18	1,809,513	–	(621,267)	1,188,246
ToysRUsInc	5.00%	GSCO	11,800,000	12/20/18	2,146,365	–	(1,067,803)	1,078,562
Transocean Inc	5.00%	MSCO	13,000,000	6/20/18	(218,510)	–	(286,639)	(505,149)
XPOCNWInc	5.00%	JPHQ	4,300,000	3/20/18	(117,541)	–	(23,450)	(140,991)
Contracts to Sell Protection[d]
Single Name
Bank of America Corp	1.00%	FBCO	20,000,000	9/20/17	(38,213)	157,864	–	119,651	BBB+
Calpine Corp	5.00%	JPHQ	14,100,000	6/20/21	725,410	798,832	–	1,524,242	B
Freeport-McMoRan Inc	1.00%	DBAB	6,500,000	3/20/23	(287,729)	–	(593,802)	(881,531)	BB-
Government of Mexico	1.00%	CITI	8,400,000	6/20/20	(68,024)	25,434	–	(42,590)	BBB+
iHeartCommunica-
tionsInc	5.00%	BZWS	5,000,000	6/20/18	(1,125,000)	–	(1,928,340)	(3,053,340)	CC
Prudential Financial Inc	1.00%	BOFA	8,800,000	12/20/21	(127,149)	217,797	–	90,648	A
Traded Index
[e]Citibank Bespoke Dec-18
Hong Kong Tranche
Index	1.00%	CITI	13,100,000	12/20/18	(528,513)	–	(42,749)	(571,262)	Non-
									Investment
									Grade
MCDX.NA.27	1.00%	CITI	6,160,000	12/20/21	60,113	32,079	–	92,192	Investment
									Grade
Total OTC Swap Contracts					$(1,519,424)	$1,280,448	$(11,520,306)	$(11,759,282)
Total Credit Default Swap Contracts					$(1,240,963)	$1,547,979	$(11,605,038)	$(11,298,022)
Net unrealized appreciation(depreciation)							$(10,057,059)

|73

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Posted
Counterparty	(Received)
BZWS	$3,570,000
CITI	2,280,000
DBAB	(10,640,000)
FBCO	340,000
GSCO	3,840,000
JPHQ	(11,935,222)
MSCO	490,000
UBSW	285,000
Total collateral	$(11,770,222)

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eRepresents a custom index comprised of a basket of underlying issuers.

At January 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross Currency Swap Contracts
	Counter-	Notional		Expiration	Unrealized	Unrealized
Description	party	Amount[a]		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month USD BBA LIBOR + 3.29%	JPHQ	12,760,417	USD	10/13/17	$334,721	$—
Pay Fixed Annual 2.125%		12,250,000	CHF
Receive Fixed Semi-Annual 3.045%	CITI	11,760,000	USD	12/15/21	202,080	—
Pay Fixed Annual 1.125%		10,500,000	EUR
Net unrealized appreciation (depreciation)					$536,801
[a]In U.S. dollars unless otherwise indicated.

At January 31, 2017, the Fund had the following inflation index swap contracts outstanding. See Note 3.
Inflation Index Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Counterparty	Amount	Date	Appreciation	Depreciation
OTC Swap Contracts
Receive variable change in USA-CPI-U
Pay Fixed Rate at Maturity 1.782%	JPHQ	$95,700,000	5/27/24	$3,602,181	$—
See Abbreviations on page 85.

|74

FRANKLIN INVESTORS SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values,

|75

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty

|76

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At January 31, 2017, the Funds received U.S. Government and Agency securities as collateral for derivatives, as follows:

Franklin Low Duration Total Return Fund $1,098,141
Franklin Total Return Fund $11,935,222

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

|77

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds entered into inflation index swap contracts primarily to manage inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Balanced Fund – Options

Franklin Floating Rate Daily Access Fund – Swaps

Franklin Low Duration Total Return Fund – Futures, forwards, options, swaps and VRI

Franklin Real Return Fund – Forwards

Franklin Total Return Fund – Futures, forwards, options, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Total Return Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and

|78

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Adjustable		Franklin
	U.S. Government	Franklin	Convertible	Franklin Equity
	Securities Fund	Balanced Fund	Securities Fund	Income Fund

Cost of investments	$1,222,977,718	$3,225,112,387	$2,004,319,363	$1,679,964,048

Unrealized appreciation	$10,533,446	$332,421,921	$358,785,096	$493,864,120
Unrealized depreciation	(3,747,395)	(90,195,167)	(141,438,439)	(37,528,113)
Net unrealized appreciation (depreciation)	$6,786,051	$242,226,754	$217,346,657	$456,336,007

	Franklin	Franklin
	Floating Rate	Low Duration		Franklin
	Daily Access	Total Return	Franklin Real	Total Return
	Fund	Fund	Return Fund	Fund

Cost of investments.	$3,837,788,675	$2,489,373,461	$240,008,323	$4,710,652,287

Unrealized appreciation	$32,044,656	$21,379,054	$16,134,333	$72,089,333
Unrealized depreciation	(62,678,134)	(31,256,633)	(12,357,329)	(153,785,422)
Net unrealized appreciation (depreciation)	$(30,633,478)	$(9,877,579)	$3,777,004	$(81,696,089)

6. RESTRICTED SECURITIES

At January 31, 2017, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Floating Rate Daily Access Fund
6,893	Warrior Met Coal LLC, A (Value is 0.1% of Net Assets)	7/31/14 - 9/23/14	$13,170,468	$2,067,900
Franklin Low Duration Total Return Fund
98,168	[a] Halcon Resources Corp. (Value is 0.0%† of Net Assets)	3/17/15 - 7/07/15	$1,880,354	$800,467
Franklin Total Return Fund
229,059	[b] Halcon Resources Corp. (Value is 0.0%† of Net Assets)	3/17/15 - 7/07/15	$4,383,140	$1,867,759

†Rounds to less than 0.1% of net assets.

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $19,519 as of January 31, 2017.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $45,548 as of January 31, 2017.

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

|79

FRANKLIN INVESTORS SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. UNFUNDED LOAN COMMITMENTS (continued)
At January 31, 2017, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Franklin Floating Rate Daily Access Fund
BMC Software Finance, Inc., Initial U.S. Revolving Commitment	$20,723,252
Franklin Low Duration Total Return Fund
BMC Software Finance, Inc., Initial U.S. Revolving Commitment	$3,492,917
Franklin Total Return Fund
BMC Software Finance, Inc., Initial U.S. Revolving Commitment	$7,629,911
Global Tel*Link Corp, Revolving Commitment	211,174
$7,841,085

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2017, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Adjustable U.S.
Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	26,812,763	86,153,998	(88,514,240)	24,452,521	$24,452,521	$3,158	$-	0.2%
Franklin Balanced Fund
Non-Controlled Affiliates
Franklin Liberty Investment Grade
CorporateETF	-	750,000	-	750,000	$18,114,267	$84,413	$-	0.3%
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	120,863,963	284,848,748	(137,027,955)	268,684,756	268,684,756	33,787	-	1.7%
Total					$286,799,023	$118,200	$-
Franklin Convertible Securities
Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	98,515,365	161,295,505	(148,655,235)	111,155,635	$111,155,635	$13,735	$—	0.7%
Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	50,191,472	141,338,343	(129,744,212)	61,785,603	$61,785,603	$8,520	$—	0.4%
Franklin Floating Rate Daily
Access Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	301,294,963	645,711,842	(369,350,567)	577,656,238	$577,656,238	$69,187	$-	3.7%

|80

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Franklin Low Duration Total
Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate
Fund	1,893,663	-	-	1,893,663	$19,959,210	$484,901	$-	5.1%
Franklin Middle Tier Floating Rate
Fund	2,389,308	-	-	2,389,308	24,251,472	432,926	-	7.9%
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	89,753,463	155,905,524	(139,084,619)	106,574,368	106,574,368	15,229	-	0.7%
Total					$150,785,050	$933,056	$-
Franklin Real Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate
Fund	280,073	6,982	-	287,055	$3,025,558	$72,959	$-	0.8%
Franklin Middle Tier Floating Rate
Fund	105,222	1,919	-	107,141	1,087,483	19,368	-	0.4%
Total					$4,113,041	$92,327	$-
Franklin Total Return Fund
Controlled Affiliates
Franklin Liberty Investment Grade
CorporateETF	400,000	800,000	-	1,200,000	$28,982,827	$179,484	$-	54.5%
Franklin Liberty Short Duration U.S.
Government ETF	500,000	-	-	500,000	48,405,000	256,520	-	28.6%
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate
Fund	997,589	-	-	997,589	10,514,589	515,498	-	2.7%
Franklin Middle Tier Floating Rate
Fund	1,889,310	-	-	1,889,310	19,176,498	691,306	-	6.3%
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	104,199,665	477,029,218	(395,349,118)	185,879,765	185,879,765	13,151	-	1.2%
Total					$292,958,679	$1,655,959	$-

9. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2017, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2017, the net assets of the FT Subsidiary were $7,267,265, representing 0.2% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

|81

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10.	FAIR VALUE MEASUREMENTS (continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities
Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$1,205,311,248	$—	$1,205,311,248
Short Term Investments	24,452,521	—	—	24,452,521
Total Investments in Securities	$24,452,521	$1,205,311,248	$—	$1,229,763,769

Franklin Balanced Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,834,869,876	$—	$—	$1,834,869,876
Equity-Linked Securities	—	252,109,247	—	252,109,247
Convertible Bonds	—	16,828,125	—	16,828,125
Corporate Bonds	—	1,081,647,295	—	1,081,647,295
Short Term Investments	281,884,598	—	—	281,884,598
Total Investments in Securities	$2,116,754,474	$1,350,584,667	$—	$3,467,339,141

Liabilities:
Other Financial Instruments:
Options Written	$394,625	$—	$—	$394,625

Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Staples	$40,896,000	$50,598,766	$—	$91,494,766
Energy.	—	35,448,640	—	35,448,640
Financials	—	31,739,625	—	31,739,625
Information Technology	—	46,336,875	—	46,336,875
All Other Equity Investments[b]	392,490,447	—	—	392,490,447
Convertible Bonds	—	1,500,051,344	—	1,500,051,344
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	124,104,323	—	—	124,104,323
Total Investments in Securities	$557,490,770	$1,664,175,250	$—	$2,221,666,020

Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,911,892,266	$—	$—	$1,911,892,266
Equity-Linked Securities	—	162,622,186	—	162,622,186
Short Term Investments	61,785,603	—	—	61,785,603
Total Investments in Securities	$1,973,677,869	$162,622,186	$—	$2,136,300,055

|82

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Coal & Consumable Fuels	$—	$—	$2,067,900	$2,067,900
Senior Floating Rate Interests	—	2,902,238,244	—	2,902,238,244
Asset-Backed Securities.	—	258,729,079	—	258,729,079
Short Term Investments	644,119,974	—	—	644,119,974
Total Investments in Securities	$644,119,974	$3,160,967,323	$2,067,900	$3,807,155,197

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$49,527	$—	$49,527
Unfunded Loan Commitments.	—	106,290	—	106,290
Total Other Financial Instruments	$—	$155,817	$—	$155,817

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$1,650,081	$—	$800,467	$2,450,548
All Other Equity Investments[b]	44,221,903	—[c]	—	44,221,903
Corporate Bonds	—	974,310,102	—	974,310,102
Senior Floating Rate Interests	—	66,242,730	—	66,242,730
Foreign Government and Agency Securities	—	50,330,075	—	50,330,075
U.S. Government and Agency Securities	—	459,755,226	—	459,755,226
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	715,602,395	—	715,602,395
Mortgage-Backed Securities	—	40,376,149	—	40,376,149
Municipal Bonds	—	16,668,452	—	16,668,452
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	58,653	—	58,653
Short Term Investments	106,574,368	2,905,281	—	109,479,649
Total Investments in Securities	$152,446,352	$2,326,249,063	$800,467	$2,479,495,882

Other Financial Instruments:
Futures Contracts	$346,546	$—	$—	$346,546
Forward Exchange Contracts	—	3,880,853	—	3,880,853
Swap Contracts.	—	3,448,863	—	3,448,863
Total Other Financial Instruments	$346,546	$7,329,716	$—	$7,676,262

Liabilities:
Other Financial Instruments:
Futures Contracts	$53,927	$—	$—	$53,927
Forward Exchange Contracts	—	747,041	—	747,041
Swap Contracts.	—	4,925,777	—	4,925,777
Unfunded Loan Commitments.	—	70,824	—	70,824
Total Other Financial Instruments	$53,927	$5,743,642	$—	$5,797,569

|83

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Real Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$44,604,485	$—	$—	$44,604,485
Corporate Bonds	—	9,761,596	—	9,761,596
Senior Floating Rate Interests	—	5,780,000	—	5,780,000
Foreign Government and Agency Securities	—	29,285,073	—	29,285,073
U.S. Government and Agency Securities	—	140,917,604	—	140,917,604
Short Term Investments	—	13,436,569	—	13,436,569
Total Investments in Securities	$44,604,485	$199,180,842	$—	$243,785,327

Other Financial Instruments:
Forward Exchange Contracts	$—	$160,328	$—	$160,328

Franklin Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$7,268,285	$7,268,285
Energy.	3,306,671	—	1,867,759	5,174,430
All Other Equity Investments[b]	125,798,832	—[c]	—	125,798,832
Corporate Bonds	—	1,615,837,748	—	1,615,837,748
Senior Floating Rate Interests	—	75,276,679	—	75,276,679
Foreign Government and Agency Securities	—	149,469,786	—	149,469,786
U.S. Government and Agency Securities	—	580,100,550	—	580,100,550
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	816,573,068	15,493	816,588,561
Mortgage-Backed Securities	—	977,163,326	—	977,163,326
Municipal Bonds	—	90,223,203	—	90,223,203
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	175,033	—	175,033
Short Term Investments	185,879,765	—	—	185,879,765
Total Investments in Securities	$314,985,268	$4,304,819,393	$9,151,537	$4,628,956,198

Other Financial Instruments:
Futures Contracts	$1,623,872	$—	$—	$1,623,872
Forward Exchange Contracts	—	18,127,079	—	18,127,079
Swap Contracts.	—	5,686,961	—	5,686,961
Total Other Financial Instruments	$1,623,872	$23,814,040	$—	$25,437,912

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,264,389	$—	$—	$3,264,389
Forward Exchange Contracts	—	2,861,844	—	2,861,844
Swap Contracts.	—	11,605,038	—	11,605,038
Unfunded Loan Commitments.	—	146,771	—	146,771
Total Other Financial Instruments	$3,264,389	$14,613,653	$—	$17,878,042

aIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at January 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

|84

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America, N.A.	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CHF	Swiss Franc	AGMC	Assured Guaranty Municipal Corp.
CITI	Citigroup, Inc.	EUR	Euro	ARM	Adjustable Rate Mortgage
DBAB	Deutsche Bank AG	HUF	Hungarian Forint	BBA	British Bankers Association
FBCO	Credit Suisse Group AG	IDR	Indonesian Rupiah	CDA	Community Development Authority/Agency
GSCO	The Goldman Sachs Group, Inc.	JPY	Japanese Yen	CDO	Collateralized Debt Obligation
HSBK	HSBC Bank PLC	KRW	South Korean Won	CLO	Collateralized Loan Obligation
ICE	Intercontinental Exchange	MXN	Mexican Peso	EDA	Economic Development Authority
JPHQ	JP Morgan Chase & Co.	MYR	Malaysian Ringgit	ETF	Exchange Traded Fund
LCH	LCH.Clearnet LLC	PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.
MSCO	Morgan Stanley	USD	United States Dollar	FRN	Floating Rate Note
UBSW	UBS AG			GDP	Gross Domestic Product
				GO	General Obligation
				LIBOR	London InterBank Offered Rate
				MFM	Multi-Family Mortgage
				PCR	Pollution Control Revenue
				PIK	Payment-In-Kind
				REIT	Real Estate Investment Trust
				SF	Single Family
				SPDR	S&P Depository Receipt
				VRI	Value Recovery Instruments

Index Abbreviation
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|85

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2017